                                           -------------------------------------
                                           OMB APPROVAL
                                           OMB Number: 3235-0570
                                           Expires: October 31, 2006
                                           Estimated average burden
                                           hours per response. . . . . . .19.3
                                           -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491
                                  ----------------------------------------------
USAllianz Variable Insurance Products Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, OH 43219-8006
--------------------------------------------------------------------------------
 (Address of principal executive offices)  (Zip code)
BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-8006
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code: (614) 470-8000
                                                   -----------------------------

Date of fiscal year end:    December 31, 2004
                        ----                 -----------------------------------
Date of reporting period:    June 30, 2004
                         ----                -----------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (88.8%):
Advertising (0.4%):
    5,700   WPP Group plc, ADR...........  $    292,011
                                           ------------
Banking/Financial Services (33.0%):
  109,500   American Express Co. ........     5,626,110
   44,800   Bank One Corp. ..............     2,284,800
   59,900   Citigroup, Inc. .............     2,785,350
   18,500   Fifth Third Bancorp..........       994,930
   21,500   Golden West Financial
              Corp. .....................     2,286,525
   16,800   H&R Block, Inc. .............       801,024
  179,183   HSBC Holdings plc............     2,672,805
   21,900   Lloyds TSB Group plc, ADR....       698,172
   23,000   Loews Corp. .................     1,379,080
   13,800   Moodys Corp. ................       892,308
   11,900   Morgan Stanley...............       627,963
    6,100   State Street Corp. ..........       299,144
    7,600   Takefuji Corp. ..............       552,435
   13,600   Transatlantic Holdings,
              Inc. ......................     1,101,464
   50,500   Wells Fargo & Co. ...........     2,890,115
                                           ------------
                                             25,892,225
                                           ------------
Beverages (2.4%):
   22,400   Diageo plc, ADR..............     1,226,400
   22,824   Heineken Holding NV, Class
              A..........................       670,185
                                           ------------
                                              1,896,585
                                           ------------
Computers (3.0%):
   15,600   Lexmark International, Inc.,
              Class A*...................     1,505,868
   28,500   Microsoft Corp. .............       813,960
                                           ------------
                                              2,319,828
                                           ------------
Food (1.5%):
   16,700   Hershey Foods Corp. .........       772,709
   12,800   Kraft Foods, Inc., Class A...       405,504
                                           ------------
                                              1,178,213
                                           ------------
Health Care (3.8%):
   14,400   Eli Lilly & Co. .............     1,006,704
   15,700   HCA, Inc. ...................       652,963
    5,300   Merck & Company, Inc. .......       251,750
    8,100   Novartis AG..................       358,192
   20,900   Pfizer, Inc. ................       716,452
                                           ------------
                                              2,986,061
                                           ------------
Hotels (0.7%):
   11,800   Marriott International, Inc.,
              Class A....................       588,584
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Insurance (14.0%):
   55,400   American International Group,
              Inc. ......................  $  3,948,912
   27,000   Aon Corp. ...................       768,690
       30   Berkshire Hathaway, Inc.,
              Class A*...................     2,668,500
       46   Berkshire Hathaway, Inc.,
              Class B*...................       135,930
    5,100   Chubb Corp. .................       347,718
    1,900   Everest Re Group, Ltd. ......       152,684
      200   Markel Corp.*................        55,500
    2,800   Marsh & McLennan Cos.,
              Inc. ......................       127,064
    8,500   Principal Financial Group,
              Inc. ......................       295,630
   27,600   Progressive Corp. ...........     2,354,280
    4,600   Sun Life Financial Inc. .....       133,124
                                           ------------
                                             10,988,032
                                           ------------
Manufacturing (5.6%):
   12,800   Martin Marietta Materials,
              Inc. ......................       567,424
   95,900   Tyco International, Ltd. ....     3,178,126
   14,000   Vulcan Materials Co. ........       665,700
                                           ------------
                                              4,411,250
                                           ------------
Media (3.6%):
   53,500   Comcast Corp., Class A*......     1,477,135
    5,000   Gannett Co., Inc. ...........       424,250
   15,700   Lagardere S.C.A..............       983,074
                                           ------------
                                              2,884,459
                                           ------------
Oil & Gas (6.9%):
   22,700   ConocoPhillips...............     1,731,783
   22,800   Devon Energy Corp. ..........     1,504,800
   17,800   EOG Resources, Inc. .........     1,062,838
   14,600   Occidental Petroleum
              Corp. .....................       706,786
   14,500   Transocean, Inc.*............       419,630
                                           ------------
                                              5,425,837
                                           ------------
Real Estate Investment Trusts (1.4%):
    1,300   CenterPoint Properties
              Trust......................        99,775
   33,500   General Growth Properties,
              Inc. ......................       990,595
                                           ------------
                                              1,090,370
                                           ------------
Retail/Wholesale (5.5%):
    6,700   AutoZone, Inc.*..............       536,670
   49,600   Costco Wholesale Corp. ......     2,037,072
   33,500   Sealed Air Corp.*............     1,784,545
                                           ------------
                                              4,358,287
                                           ------------
Services (0.4%):
  119,800   Rentokil Initial plc.........       314,906
                                           ------------
Telecommunications (0.7%):
   15,700   Nokia Oyj, ADR...............       228,278
   15,900   SK Telecom Company, Ltd.,
              ADR........................       333,741
                                           ------------
                                                562,019
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Tobacco (5.2%):
   80,900   Altria Group, Inc. ..........  $  4,049,045
                                           ------------
Transportation (0.7%):
    6,900   United Parcel Service, Inc.,
              Class B....................       518,673
                                           ------------
  Total Common Stocks                        69,756,385
                                           ------------
DEPOSIT ACCOUNT (11.3%):
8,864,757   NTRS London Deposit
              Account....................     8,864,757
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COLLATERAL FOR SECURITIES ON LOAN (6.2%):
4,833,321   Northern Trust Institutional
              Liquid Asset Portfolio.....  $  4,833,321
                                           ------------
  Total Investments
    (Cost $81,114,634) (a)--106.3%           83,454,463
  Liabilities in excess of other
    assets--(6.3)%                           (4,972,915)
                                           ------------
  Net Assets--100.0%                       $ 78,481,548
                                           ============

------------
*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $ 3,476,262
    Unrealized depreciation...................   (1,136,433)
                                                -----------
    Net unrealized appreciation...............  $ 2,339,829
                                                ===========

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     92.9%
    United Kingdom............................      3.8%
    France....................................      1.2%
    Netherlands...............................      0.9%
    Japan.....................................      0.7%
    Switzerland...............................      0.5%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                              USAZ DAVIS NY VENTURE FUND
                                                               (FORMERLY KNOWN AS USAZ
                                                                  ALLIANCEBERNSTEIN
                                                                GROWTH & INCOME FUND)
                                                              --------------------------
ASSETS
Investments, at cost........................................         $81,114,634
                                                                     ===========
Investments, at fair value*.................................         $83,454,463
Foreign currency, at fair value(a)..........................                  37
Interest and dividends receivable...........................             108,220
Reclaim receivable..........................................               1,541
Prepaid expenses............................................               2,793
                                                                     -----------
  Total Assets..............................................          83,567,054
                                                                     -----------
LIABILITIES
Dividends payable...........................................              38,830
Payable for investments purchased...........................             140,988
Payable for cash collateral received on loaned securities...           4,833,321
Manager fees payable........................................              46,116
Distribution fees payable...................................              14,774
Other accrued liabilities...................................              11,477
                                                                     -----------
  Total Liabilities.........................................           5,085,506
                                                                     -----------
NET ASSETS..................................................         $78,481,548
                                                                     ===========
NET ASSETS CONSIST OF:
  Capital...................................................         $71,169,695
  Undistributed net investment income.......................               9,077
  Net realized gains on investments and foreign currency....           4,962,924
  Net unrealized appreciation of investments and foreign
     currency...............................................           2,339,852
                                                                     -----------
NET ASSETS                                                           $78,481,548
                                                                     ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................           7,536,556
Net Asset Value (offering and redemption price per share)...         $     10.41
                                                                     ===========

------------

*    Includes securities on loan of $4,885,052.
(a)  Foreign currency at cost was $37.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                              USAZ DAVIS NY VENTURE FUND
                                                               (FORMERLY KNOWN AS USAZ
                                                                  ALLIANCEBERNSTEIN
                                                                GROWTH & INCOME FUND)
                                                              --------------------------
INVESTMENT INCOME:
Interest....................................................         $         7
Dividends...................................................             536,952
Income from securities lending..............................               1,086
Foreign withholding tax.....................................                (917)
                                                                     -----------
     Total Investment Income................................             537,128
                                                                     -----------
EXPENSES:
Manager fees................................................             219,247
Administration fees.........................................              31,278
Distribution fees...........................................              73,080
Fund accounting fees........................................                 475
Custodian fees..............................................               5,810
Legal fees..................................................               3,924
Other expenses..............................................              12,594
                                                                     -----------
     Total expenses before waivers..........................             346,408
     Less expenses waived by the Manager....................             (13,786)
                                                                     -----------
     Net Expenses...........................................             332,622
                                                                     -----------
NET INVESTMENT INCOME.......................................             204,506
                                                                     -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments and foreign currency......           6,195,636
Change in unrealized appreciation/depreciation in
  investments and foreign currency..........................          (4,396,240)
                                                                     -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............           1,799,396
                                                                     -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........         $ 2,003,902
                                                                     ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                USAZ DAVIS NY VENTURE FUND
                                                                 (FORMERLY KNOWN AS USAZ
                                                                    ALLIANCEBERNSTEIN
                                                                  GROWTH & INCOME FUND)
                                                              ------------------------------
                                                              PERIOD ENDED      YEAR ENDED
                                                                JUNE 30,       DECEMBER 31,
                                                                  2004             2003
                                                              ------------    --------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $   204,506      $   236,267
  Net realized gain on investments and foreign currency.....    6,195,636          242,035
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................   (4,396,240)       7,934,571
                                                              -----------      -----------
  Net change in net assets from operations:.................    2,003,902        8,412,873
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................     (194,943)        (236,753)
                                                              -----------      -----------
  Net change in net assets resulting from dividends to
     shareholders...........................................     (194,943)        (236,753)
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   29,786,159       26,522,255
  Proceeds from dividends reinvested........................      247,676          196,282
  Cost of shares redeemed...................................   (2,358,810)      (1,884,651)
                                                              -----------      -----------
  Change in net assets from capital transactions............   27,675,025       24,833,886
                                                              -----------      -----------
  Net change in net assets..................................   29,483,984       33,010,006
NET ASSETS:
  Beginning of period.......................................   48,997,564       15,987,558
                                                              -----------      -----------
  End of period.............................................  $78,481,548      $48,997,564
                                                              ===========      ===========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME....................................................  $     9,077      $      (486)
                                                              ===========      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    2,896,649        3,001,187
  Dividends reinvested......................................       24,120           23,581
  Shares redeemed...........................................     (233,079)        (210,414)
                                                              -----------      -----------
  Net change in shares......................................    2,687,690        2,814,354
                                                              ===========      ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
(FORMALLY KNOWN AS USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Davis NY Venture Fund.

  On March 8, 2004, the USAZ AllianceBernstein Growth and Income Fund became the USAZ Davis NY Venture Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Davis NY Venture Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
(FORMALLY KNOWN AS USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid quarterly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
(FORMALLY KNOWN AS USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      JANUARY THROUGH
                                                      COLLATERAL     SECURITIES          JUNE 30, 2004
                                                      ----------   ---------------   ---------------------
   USAZ Davis NY Venture Fund.......................  $4,980,877     $4,885,052           $1,555,204

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Davis Selected Advisers L.P. ("DSA") and the Trust, DSA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. Alliance Capital Management L.P. provided investment advisory services as the Subadviser for the Fund prior to March 8, 2004. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Davis NY Venture Fund..................................     0.75%          1.20%*

  * The USAZ Davis NY Venture Fund changed it expense limit from 1.10% to 1.20% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                             ----------   ----------   ----------   ----------
   USAZ Davis NY Venture Fund..............................   $25,805      $119,829     $84,559      $13,786

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $2,886 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
(FORMALLY KNOWN AS USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Davis NY Venture Fund..................................  $63,752,763   $43,356,155

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ Davis NY Venture Fund..................................   $936,550

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN GROWTH & INCOME FUND)
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED
                                                    PERIOD ENDED     DECEMBER 31,      NOVEMBER 5, 2001 TO
                                                      JUNE 30,     -----------------      DECEMBER 31,
                                                      2004***       2003      2002           2001(a)
                                                    ------------   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 10.10      $  7.86   $ 10.45         $10.00
                                                      -------      -------   -------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................       0.03         0.06      0.07           0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.31         2.24     (2.58)          0.45
                                                      -------      -------   -------         ------
  Total from Investment Activities................       0.34         2.30     (2.51)          0.47
                                                      -------      -------   -------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................      (0.03)       (0.06)    (0.07)         (0.02)
  Net Realized Gains..............................         --           --     (0.01)            --
                                                      -------      -------   -------         ------
  Total Dividends.................................      (0.03)       (0.06)    (0.08)         (0.02)
                                                      -------      -------   -------         ------
NET ASSET VALUE, END OF PERIOD....................    $ 10.41      $ 10.10   $  7.86         $10.45
                                                      =======      =======   =======         ======
TOTAL RETURN*(b)..................................       3.40%       29.43%   (24.18)%         4.67%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $78,482      $48,998   $15,988         $8,602
Net Investment Income Net of
  Waivers/Reimbursements(c).......................       0.70%        0.80%     0.83%          1.06%
Expenses Before Waivers/
  Reimbursements**(c).............................       1.19%        1.39%     2.18%          3.28%
Expenses Net of Waivers/
  Reimbursements(c)...............................       1.14%        1.10%     1.10%          1.09%
Portfolio Turnover Rate...........................      77.86%       21.56%    58.40%          8.63%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS GROWTH & INCOME FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (89.0%):
Airlines (1.3%):
   12,633   Northwest Airlines Corp.*....  $    140,479
   40,930   Southwest Airlines Co. ......       686,396
                                           ------------
                                                826,875
                                           ------------
Banking/Financial Services (6.0%):
   15,724   Bank One Corp. ..............       801,923
   13,013   Citigroup, Inc. .............       605,105
    9,324   Countrywide Financial
              Corp. .....................       655,011
   21,189   Janus Capital Group, Inc. ...       349,407
   15,544   MBNA Corp. ..................       400,880
   11,611   Morgan Stanley...............       612,712
    9,018   Wells Fargo & Co. ...........       516,100
                                           ------------
                                              3,941,138
                                           ------------
Beverages (1.0%):
   13,152   Coca-Cola Co. ...............       663,913
                                           ------------
Commercial Services (0.2%):
    3,869   Weight Watchers
              International, Inc.*.......       151,433
                                           ------------
Communications Equipment (3.1%):
   77,303   Cisco Systems, Inc.*.........     1,832,081
    6,410   Juniper Networks, Inc.*......       157,494
                                           ------------
                                              1,989,575
                                           ------------
Computers (17.8%):
   10,028   Adobe Systems, Inc. .........       466,302
   31,709   Apple Computer, Inc.*........     1,031,811
   19,535   AutoDesk, Inc. ..............       836,293
   14,462   Automatic Data Processing,
              Inc. ......................       605,669
    6,031   Broadcom Corp., Class A*.....       282,070
    9,612   Dell, Inc.*..................       344,302
   10,693   Electronic Arts, Inc.*.......       583,303
   45,865   EMC Corp.*...................       522,861
   20,109   Fiserv, Inc.*................       782,039
   36,488   Intel Corp. .................     1,007,069
   12,337   International Business
              Machines Corp..............     1,087,507
   76,392   Microsoft Corp. .............     2,181,755
   40,973   Oracle Corp.*................       488,808
   27,604   SAP AG ADR...................     1,154,122
   11,510   Veritas Software Corp.*......       318,827
                                           ------------
                                             11,692,738
                                           ------------
Consulting Services (1.6%):
   39,100   Accenture, Ltd., Class A*....     1,074,468
                                           ------------
E-Commerce (0.5%):
   11,712   Monster Worldwide, Inc.*.....       301,233
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Electronics (4.5%):
   25,115   Linear Technology Corp. .....  $    991,289
   19,901   Maxim Integrated Products,
              Inc. ......................     1,043,210
   13,756   Microchip Technology,
              Inc. ......................       433,864
    7,699   Nvidia Corp.*................       157,830
   13,118   Texas Instruments, Inc. .....       317,193
                                           ------------
                                              2,943,386
                                           ------------
Food (1.9%):
   38,366   Kroger Co.*..................       698,262
   20,195   Safeway, Inc.*...............       511,741
                                           ------------
                                              1,210,003
                                           ------------
Health Care (3.2%):
    9,471   Amgen, Inc.*.................       516,832
   19,125   Boston Scientific Corp.*.....       818,551
   13,329   Johnson & Johnson, Inc. .....       742,425
                                           ------------
                                              2,077,808
                                           ------------
Household (4.0%):
   19,065   Estee Lauder Companies, Inc.,
              Class A....................       929,991
   29,057   Gillette Co. ................     1,232,017
    8,639   Procter & Gamble Co. ........       470,307
                                           ------------
                                              2,632,315
                                           ------------
Human Resources (0.6%):
    7,376   Manpower, Inc. ..............       374,480
                                           ------------
Insurance (3.8%):
   15,186   Aflac, Inc. .................       619,741
   10,579   Allstate Corp. ..............       492,452
   14,916   American International Group,
              Inc. ......................     1,063,213
    7,414   PMI Group, Inc. .............       322,657
                                           ------------
                                              2,498,063
                                           ------------
Manufacturing (5.5%):
    4,664   3M Co. ......................       419,807
   84,006   General Electric Co. ........     2,721,794
    4,699   Illinois Tool Works, Inc. ...       450,587
                                           ------------
                                              3,592,188
                                           ------------
Media (8.5%):
27,848...   Comcast Corp., Special Class
            A*...........................       768,883
   21,065   Cox Communications, Inc.,
              Class A*...................       585,396
    8,327   Gannett Company, Inc. .......       706,546
   46,614   The Walt Disney Co. .........     1,188,192
   61,138   Time Warner, Inc.*...........     1,074,806
    7,004   Tribune Co. .................       318,962
   24,514   Viacom, Inc. Class B.........       875,640
                                           ------------
                                              5,518,425
                                           ------------
Metal Mining (1.0%):
   20,042   Alcoa, Inc. .................       661,987
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS GROWTH & INCOME FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Oil/Gas (2.8%):
   41,491   Exxon Mobil Corp. ...........  $  1,842,615
                                           ------------
Pharmaceuticals (6.1%):
   19,868   Abbott Laboratories..........       809,819
    2,983   Biogen Idec, Inc.*...........       188,675
    7,679   Merck & Company, Inc. .......       364,753
   46,913   Pfizer, Inc. ................     1,608,177
   10,200   Teva Pharmaceutical
              Industries, Ltd., ADR......       686,358
    8,592   Wyeth........................       310,687
                                           ------------
                                              3,968,469
                                           ------------
Retail/Wholesale (5.2%):
    6,013   Best Buy Co. ................       305,100
    3,495   Fastenal Co. ................       198,621
   29,609   Kohl's Corp.*................     1,251,868
   14,590   Nordstrom, Inc. .............       621,680
   13,487   Staples, Inc. ...............       395,304
   11,537   Wal-Mart Stores, Inc. .......       608,692
                                           ------------
                                              3,381,265
                                           ------------
Telecommunications (3.5%):
    7,300   Amdocs, Ltd.*................       171,039
   21,104   Avaya, Inc.*.................       333,232
   32,132   Motorola, Inc. ..............       586,409
   14,472   Scientific-Atlanta, Inc. ....       499,284
   18,899   Verizon Communications,
              Inc. ......................       683,955
                                           ------------
                                              2,273,919
                                           ------------
Transportation (2.1%):
    4,326   Canadian National Railway
              Co. .......................       188,570
    8,498   FedEx Corp. .................       694,202
    8,232   Union Pacific Corp. .........       489,392
                                           ------------
                                              1,372,164
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Travel & Entertainment (4.5%):
   17,676   Carnival Corp. ..............  $    830,772
   30,935   Royal Caribbean Cruises,
              Ltd. ......................     1,342,888
   16,280   Starwood Hotels & Resorts
              Worldwide, Inc. ...........       730,158
                                           ------------
                                              2,903,818
                                           ------------
Utilities (0.3%):
    2,727   Emerson Electric Co. ........       173,301
                                           ------------
  Total Common Stocks                        58,065,579
                                           ------------
DEPOSIT ACCOUNT (6.3%):
4,138,670   NTRS London Deposit
              Account....................     4,138,670
                                           ------------
INVESTMENT COMPANY (4.6%):
   25,893   Standard & Poor's Depositary
              Receipt Trust Series 1*....     2,965,525
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (9.4%):
6,133,693   Northern Trust Institutional
              Liquid Asset Portfolio.....     6,133,693
                                           ------------
  Total Investments
    (Cost $68,595,152) (a)--109.3%           71,303,467
  Liabilities in excess of other
    assets--(9.3)%                           (6,085,756)
                                           ------------
  Net Assets--100.0%                       $ 65,217,711
                                           ============

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $3,684,621
    Unrealized depreciation...................    (976,306)
                                                ----------
    Net unrealized appreciation...............  $2,708,315
                                                ==========

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                              USAZ DREYFUS FOUNDERS
                                                              GROWTH AND INCOME FUND
                                                                (FORMERLY KNOWN AS
                                                              USAZ ALLIANCEBERNSTEIN
                                                              LARGE CAP GROWTH FUND)
                                                              ----------------------
ASSETS
Investments, at cost........................................       $68,595,152
                                                                   ===========
Investments, at fair value*.................................       $71,303,467
Dividends receivable........................................            48,626
Receivable from Manager.....................................            16,996
Prepaid expenses............................................             2,382
                                                                   -----------
  Total Assets..............................................        71,371,471
                                                                   -----------
LIABILITIES
Payable for cash collateral received on loaned securities...         6,133,693
Distribution fees payable...................................            12,937
Other accrued liabilities...................................             7,130
                                                                   -----------
  Total Liabilities.........................................         6,153,760
                                                                   -----------
NET ASSETS..................................................       $65,217,711
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital...................................................       $60,245,627
  Accumulated net investment loss...........................           (14,080)
  Net realized gains on investments.........................         2,277,849
  Net unrealized appreciation of investments................         2,708,315
                                                                   -----------
NET ASSETS..................................................       $65,217,711
                                                                   ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................         7,111,508
Net Asset Value (offering and redemption price per share)...       $      9.17
                                                                   ===========

------------

*    Includes securities on loan of $6,199,341.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                              USAZ DREYFUS FOUNDERS
                                                              GROWTH AND INCOME FUND
                                                                (FORMERLY KNOWN AS
                                                              USAZ ALLIANCEBERNSTEIN
                                                              LARGE CAP GROWTH FUND)
                                                              ----------------------
INVESTMENT INCOME:
Dividends...................................................       $   316,163
Income from securities lending..............................             1,029
                                                                   -----------
     Total Investment Income................................           317,192
                                                                   -----------
EXPENSES:
Manager fees................................................           237,551
Administration fees.........................................            30,486
Distribution fees...........................................            72,968
Fund accounting fees........................................               475
Custodian fees..............................................             6,210
Legal fees..................................................             3,921
Other expenses..............................................            12,085
                                                                   -----------
     Total expenses before waivers..........................           363,696
     Less expenses waived by the Manager....................           (32,424)
                                                                   -----------
     Net Expenses...........................................           331,272
                                                                   -----------
NET INVESTMENT LOSS.........................................           (14,080)
                                                                   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments...........................         4,679,676
Change in unrealized appreciation/depreciation in
  investments...............................................        (4,169,191)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............           510,485
                                                                   -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........       $   496,405
                                                                   ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  USAZ DREYFUS FOUNDERS
                                                                 GROWTH AND INCOME FUND
                                                                   (FORMERLY KNOWN AS
                                                                 USAZ ALLIANCEBERNSTEIN
                                                                 LARGE CAP GROWTH FUND)
                                                              -----------------------------
                                                              PERIOD ENDED     YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2004            2003
                                                              ------------    -------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $   (14,080)     $   (55,058)
  Net realized gain/(loss) on investments...................    4,679,676         (865,821)
  Change in unrealized appreciation/depreciation on
     investments............................................   (4,169,191)       8,717,240
                                                              -----------      -----------
  Net change in net assets from operations:.................      496,405        7,796,361
CAPITAL TRANSACTIONS:
Proceeds from shares issued.................................   16,803,174       32,194,034
Cost of shares redeemed.....................................   (4,281,455)      (6,981,494)
                                                              -----------      -----------
  Change in net assets from capital transactions............   12,521,719       25,212,540
                                                              -----------      -----------
  Net change in net assets..................................   13,018,124       33,008,901
NET ASSETS:
  Beginning of period.......................................   52,199,587       19,190,686
                                                              -----------      -----------
  End of period.............................................  $65,217,711      $52,199,587
                                                              ===========      ===========
ACCUMULATED NET INVESTMENT LOSS.............................  $   (14,080)     $        --
                                                              ===========      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    1,841,423        3,989,934
  Shares redeemed...........................................     (482,257)        (868,191)
                                                              -----------      -----------
  Net change in shares......................................    1,359,166        3,121,743
                                                              ===========      ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND
(FORMALLY KNOWN AS USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Dreyfus Founders Growth and Income Fund.

  On March 8, 2004, the USAZ AllianceBernstein Large Cap Growth Fund became the USAZ Dreyfus Founders Growth and Income Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Dreyfus Founders Growth and Income Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND
(FORMALLY KNOWN AS USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      JANUARY THROUGH
                                                      COLLATERAL     SECURITIES          JUNE 30, 2004
                                                      ----------   ---------------   ---------------------
   USAZ Dreyfus Founders Growth and Income Fund.....  $6,320,948     $6,199,341           $2,541,250

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Founders Asset Management, LLC ("FAM") and the Trust, FAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. Alliance Capital Management L.P. provided investment advisory services as the Subadviser for the Fund prior to March 8, 2004. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Dreyfus Founders Growth and Income Fund................    0.81%*         1.20%**

  * The Manager fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the period based on actual net assets.

  ** The USAZ Dreyfus Founders Growth and Income Fund changed its expense limit from 1.10% to 1.20% on May 1, 2004.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND
(FORMALLY KNOWN AS USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                             ----------   ----------   ----------   ----------
   USAZ Dreyfus Founders Growth and Income Fund............   $25,022      $115,285     $100,622     $32,424

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,053 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Dreyfus Founders Growth and Income Fund................  $72,623,152   $64,238,976

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                   EXPIRES      EXPIRES
                                                                  12/31/2010   12/31/2011
                                                                  ----------   ----------
   USAZ Dreyfus Founders Growth and Income Fund................   $1,110,816    $682,864

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS GROWTH AND INCOME FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND)
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED
                                                    PERIOD ENDED     DECEMBER 31,      NOVEMBER 5, 2001 TO
                                                      JUNE 30,     -----------------      DECEMBER 31,
                                                      2004****      2003      2002           2001(a)
                                                    ------------   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  9.07      $  7.30   $ 10.55         $10.00
                                                      -------      -------   -------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................         --*       (0.01)    (0.01)            --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.10         1.78     (3.23)          0.55
                                                      -------      -------   -------         ------
  Total from Investment Activities................       0.10         1.77     (3.24)          0.55
                                                      -------      -------   -------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..............................         --           --     (0.01)            --
                                                      -------      -------   -------         ------
  Total Dividends.................................         --           --     (0.01)            --
                                                      -------      -------   -------         ------
NET ASSET VALUE, END OF PERIOD....................    $  9.17      $  9.07   $  7.30         $10.55
                                                      =======      =======   =======         ======
TOTAL RETURN**(b).................................       1.10%       24.25%   (30.70)%         5.50%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $65,218      $52,200   $19,191         $7,977
Net Investment Loss Net of Waivers/
  Reimbursements(c)...............................      (0.05)%      (0.16)%   (0.30)%        (0.12)%
Expenses Before Waivers/Reimbursements***(c)......       1.25%        1.39%     2.15%          3.36%
Expenses Net of Waivers/Reimbursements(c).........       1.14%        1.10%     1.10%          1.09%
Portfolio Turnover Rate...........................     117.20%       44.54%    34.77%          4.88%

------------

*     Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***   During the period, certain fees were contractually reduced.
      If such fee reductions had not occurred, the ratios would have been as indicated.
****  Unaudited.
(a)   Period from commencement of operations.
(b)   Not annualized for periods less than one year.
(c)   Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (95.3%):
Advertising (1.4%):
    10,000   Getty Images, Inc.*.........  $    600,000
                                           ------------
Computers (36.5%):
    25,000   Advanced Digital Information
               Corp.*....................       242,500
    23,400   Aladdin Knowledge
               Systems*..................       384,930
    16,600   Altiris, Inc.*..............       458,326
     8,000   Anteon International
               Corp.*....................       260,960
    18,000   Apple Computer, Inc.*.......       585,720
    42,000   ATI Technologies, Inc.*.....       792,120
    23,000   Autodesk, Inc. .............       984,630
    17,400   Cisco Systems, Inc.*........       412,380
    11,100   Cognos, Inc.*...............       401,376
    14,200   Digital River, Inc.*........       463,346
    25,000   EMC Corp.*..................       285,000
    20,000   F5 Networks, Inc.*..........       529,600
     9,100   FileNET Corp.*..............       287,287
     5,000   Hyperion Solutions Corp.*...       218,600
     4,800   Infosys Technologies, Ltd.,
               ADR.......................       445,296
    24,700   Juniper Networks, Inc.*.....       606,879
    17,100   Lexar Media, Inc.*..........       114,228
    16,700   Macromedia, Inc.*...........       409,985
    14,800   Mercury Interactive
               Corp.*....................       737,484
    30,100   Microsoft Corp. ............       859,656
    10,000   Netease.com, Inc., ADR*.....       413,200
    60,000   Network Engines, Inc.*......       163,200
    49,300   NIC, Inc.*..................       353,481
    20,700   Novatel Wireless, Inc.*.....       548,550
    34,900   Oracle Corp.*...............       416,357
    20,400   Packeteer, Inc.*............       329,460
    14,000   Research In Motion, Ltd.*...       958,160
    18,000   SAP AG, ADR.................       752,580
    55,300   Silicon Storage Technology,
               Inc.*.....................       569,590
    37,000   SonicWALL, Inc.*............       318,200
    48,300   SupportSoft, Inc.*..........       419,244
    12,200   Symantec Corp.*.............       534,116
    10,000   Synaptics, Inc.*............       191,500
    14,750   VERITAS Software Corp.*.....       408,575
                                           ------------
                                             15,856,516
                                           ------------
E-Commerce (7.0%):
    10,000   Ask Jeeves, Inc.*...........       390,300
     5,000   eBay, Inc.*.................       459,750
    14,800   Jupitermedia Corp.*.........       209,568
    10,000   Priceline.com, Inc.*........       269,300
    22,700   SINA Corp.*.................       748,873
    26,400   Yahoo!, Inc.*...............       959,112
                                           ------------
                                              3,036,903
                                           ------------
Educational Services (0.8%):
    23,000   eCollege.com, Inc.*.........       368,000
                                           ------------
Electronics (24.1%):
   109,100   Agere Systems, Inc., Class
               A*........................       250,930
    15,400   Analog Devices, Inc. .......       725,032

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Electronics, continued
    10,700   ASML Holding NV, NY
               Registered Shares*........  $    183,077
    15,000   ATMI, Inc.*.................       409,650
    25,700   AU Optronics Corp.*.........       418,139
    26,250   AU Optronics Corp., ADR.....       428,925
    18,100   Broadcom Corp., Class A*....       846,537
    42,300   Conexant Systems, Inc.*.....       183,159
    10,000   Flir Systems, Inc.*.........       549,000
    10,000   Integrated Device
               Technology, Inc.*.........       138,400
    19,650   Intel Corp. ................       542,340
    10,000   Intergrated Silicon
               Solution, Inc.*...........       122,100
    14,000   Linear Technology Corp. ....       552,580
    39,100   Marvell Technology Group,
               Ltd.*.....................     1,043,970
    11,000   Maxim Integrated Products,
               Inc. .....................       576,620
    12,000   Microchip Technology,
               Inc. .....................       378,480
    10,800   OmniVision Technologies,
               Inc.*.....................       172,260
    39,900   On Semiconductor Corp.*.....       200,298
    21,900   PMC-Sierra, Inc.*...........       314,265
     5,500   Silicon Laboratories,
               Inc.*.....................       254,925
    65,400   Skyworks Solutions, Inc.*...       570,942
    27,100   Staktek Hldgs, Inc.*........       142,275
    19,700   Texas Instruments, Inc. ....       476,346
    25,000   Trident Microsystems*.......       280,250
    10,000   TTM Technologies, Inc.*.....       118,500
    32,200   Vishay Intertechnology,
               Inc.*.....................       598,276
                                           ------------
                                             10,477,276
                                           ------------
Manufacturing (2.1%):
    18,000   I-Flow Corp.*...............       213,480
     8,000   Zebra Technologies Corp.,
               Class A*..................       696,000
                                           ------------
                                                909,480
                                           ------------
Media (3.2%):
    15,000   Avid Technology, Inc.*......       818,550
    13,400   Macrovision Corp.*..........       335,402
    36,100   TiVo, Inc.*.................       255,949
                                           ------------
                                              1,409,901
                                           ------------
Pharmaceuticals (2.2%):
     5,000   Amgen, Inc.*................       272,850
    12,000   Martek Biosciences Corp.*...       674,040
                                           ------------
                                                946,890
                                           ------------
Services (1.7%):
    20,600   Color Kinetics, Inc.*.......       206,206
    25,000   Sonic Solutions*............       531,250
                                           ------------
                                                737,456
                                           ------------
Telecommunications (15.0%):
    15,000   ADTRAN, Inc. ...............       500,550
    35,000   Aeroflex, Inc.*.............       501,550
    38,000   Airspan Networks, Inc.*.....       210,520
    20,000   Alcatel SA, ADR*............       309,800

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Telecommunications, continued
    25,000   Andrew Corp.*...............  $    500,250
    14,600   Atheros Communications*.....       153,884
    51,800   AudioCodes, Ltd.*...........       620,564
    22,400   Carrier Access Corp.*.......       267,008
    45,000   Corning, Inc.*..............       587,700
    18,000   Ditech Communications
               Corp.*....................       420,120
    15,300   Intervoice, Inc.*...........       175,491
    16,600   Performance Technologies,
               Inc.*.....................       156,206
    14,000   Plantronics, Inc.*..........       589,400
    30,000   Polycom, Inc.*..............       672,300
    12,100   Sierra Wireless, Inc.*......       448,063
    14,000   UTStarcom, Inc.*............       423,500
                                           ------------
                                              6,536,906
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Travel/Entertainment (1.3%):
    34,550   Activision, Inc.*...........  $    549,345
                                           ------------
  Total Common Stocks                        41,428,673
                                           ------------
DEPOSIT ACCOUNT (4.1%):
 1,761,619   NTRS London Deposit
               Account...................     1,761,619
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (32.2%):
13,987,979   Northern Trust Institutional
               Liquid Asset Portfolio....    13,987,979
                                           ------------
  Total Investments
    (Cost $54,415,682) (a)--131.6%           57,178,271
  Liabilities in excess of other
    assets--(31.6)%                         (13,733,607)
                                           ------------
  Net Assets--100.0%                       $ 43,444,664
                                           ============

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $ 5,512,853
    Unrealized depreciation...................   (2,750,264)
                                                -----------
    Net unrealized appreciation...............  $ 2,762,589
                                                ===========

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                   USAZ
                                                               OPPENHEIMER
                                                                 EMERGING
                                                               TECHNOLOGIES
                                                                   FUND
                                                               ------------
ASSETS
Investments, at cost........................................   $54,415,682
                                                               ===========
Investments, at fair value*.................................   $57,178,271
Dividends receivable........................................         8,216
Receivable for investments sold.............................       800,987
Prepaid expenses............................................         1,518
                                                               -----------
  Total Assets..............................................    57,988,992
                                                               -----------
LIABILITIES
Payable for investments purchased...........................       507,576
Payable for cash collateral received on loaned securities...    13,987,979
Manager fees payable........................................        30,267
Distribution fees payable...................................         8,404
Other accrued liabilities...................................        10,102
                                                               -----------
  Total Liabilities.........................................    14,544,328
                                                               -----------
NET ASSETS..................................................   $43,444,664
                                                               ===========
NET ASSETS CONSIST OF:
  Capital...................................................   $40,532,300
  Accumulated net investment loss...........................      (215,811)
  Net realized gains on investments.........................       365,586
  Net unrealized appreciation of investments................     2,762,589
                                                               -----------
NET ASSETS..................................................   $43,444,664
                                                               ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................     5,016,596
Net Asset Value (offering and redemption price per share)...   $      8.66
                                                               ===========

------------

*    Includes securities on loan of $14,137,690.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                   USAZ
                                                               OPPENHEIMER
                                                                 EMERGING
                                                               TECHNOLOGIES
                                                                   FUND
                                                               ------------
INVESTMENT INCOME:
Dividends...................................................        42,533
Income from securities lending..............................        10,214
                                                               -----------
  Total Investment Income...................................        52,747
                                                               -----------
EXPENSES:
Manager fees................................................       175,787
Administration fees.........................................        22,958
Distribution fees...........................................        52,380
Fund accounting fees........................................         1,132
Custodian fees..............................................        14,671
Legal fees..................................................         2,273
Other expenses..............................................         7,359
                                                               -----------
     Total expenses before waivers..........................       276,560
     Less expenses waived by the Manager....................        (8,002)
                                                               -----------
     Net Expenses...........................................       268,558
                                                               -----------
NET INVESTMENT LOSS.........................................      (215,811)
                                                               -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments...........................       405,786
Change in unrealized appreciation/depreciation in
  investments...............................................    (2,235,107)
                                                               -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS...........    (1,829,321)
                                                               -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........   $(2,045,132)
                                                               ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                               USAZ OPPENHEIMER EMERGING
                                                                   TECHNOLOGIES FUND
                                                              ---------------------------
                                                              PERIOD ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2004           2003
                                                              ------------   ------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $  (215,811)   $   (236,951)
  Net realized gain on investments..........................      405,786       2,775,471
  Change in unrealized appreciation/depreciation on
     investments............................................   (2,235,107)      5,207,853
                                                              -----------    ------------
  Net change in net assets from operations:.................   (2,045,132)      7,746,373
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   14,706,594      34,388,723
  Cost of shares redeemed...................................   (9,154,749)    (11,428,472)
                                                              -----------    ------------
  Change in net assets from capital transactions............    5,551,845      22,960,251
                                                              -----------    ------------
  Net change in net assets..................................    3,506,713      30,706,624
NET ASSETS:
  Beginning of period.......................................   39,937,951       9,231,327
                                                              -----------    ------------
  End of period.............................................  $43,444,664    $ 39,937,951
                                                              ===========    ============
ACCUMULATED NET INVESTMENT LOSS.............................  $  (215,811)   $         --
                                                              ===========    ============
SHARE TRANSACTIONS:
  Shares issued.............................................    1,645,292       4,496,623
  Shares redeemed...........................................   (1,065,024)     (1,516,796)
                                                              -----------    ------------
  Net change in shares......................................      580,268       2,979,827
                                                              ===========    ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Oppenheimer Emerging Technologies Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Emerging Technologies Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                      VALUE OF     VALUE OF LOANED      JANUARY THROUGH
                                                     COLLATERAL      SECURITIES          JUNE 30, 2004
                                                     -----------   ---------------   ---------------------
   USAZ Oppenheimer Emerging Technologies Fund.....  $14,415,016     $14,137,690          $7,346,878

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer Emerging Technologies Fund.................    0.84%*         1.35%**

   * The Manager fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the period based on actual net assets.

  ** The USAZ Oppenheimer Emerging Technologies Fund changed its expense limit from 1.25% to 1.35% on May 1, 2004.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                           EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                          12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                          ----------   ----------   ----------   ----------
   USAZ Oppenheimer Emerging Technologies Fund..........   $25,997      $100,750     $66,019       $8,002

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $2,321 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Oppenheimer Emerging Technologies Fund.................  $34,708,125   $32,063,184

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED
                                                    PERIOD ENDED     DECEMBER 31,      NOVEMBER 5, 2001 TO
                                                      JUNE 30,     -----------------      DECEMBER 31,
                                                      2004***       2003      2002           2001(a)
                                                    ------------   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  9.00      $  6.34   $ 10.77         $10.00
                                                      -------      -------   -------         ------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................      (0.04)       (0.05)    (0.06)         (0.02)
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................      (0.30)        2.71     (4.37)          0.79
                                                      -------      -------   -------         ------
  Total from Investment Activities................      (0.34)        2.66     (4.43)          0.77
                                                      -------      -------   -------         ------
NET ASSET VALUE, END OF PERIOD....................    $  8.66      $  9.00   $  6.34         $10.77
                                                      =======      =======   =======         ======
TOTAL RETURN*(b)..................................      (3.78)%      41.96%   (41.13)%         7.70%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $43,445      $39,938   $ 9,231         $8,718
Net Investment Loss Net of Waivers/
  Reimbursements(c)...............................      (1.03)%      (1.04)%   (1.12)%        (1.02)%
Expenses Before Waivers/Reimbursements**(c).......       1.32%        1.54%     2.61%          3.19%
Expenses Net of Waivers/Reimbursements(c).........       1.28%        1.25%     1.25%          1.24%
Portfolio Turnover Rate...........................      79.76%      170.59%   122.33%         10.69%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (94.7%):
Aerospace/Defense (1.1%):
      800   Ducommun, Inc.*..............  $     17,104
    2,700   ExpressJet Holdings, Inc.*...        32,778
    1,200   Moog, Inc., Class A*.........        44,532
                                           ------------
                                                 94,414
                                           ------------
Automotive (3.0%):
    1,300   American Axle & Manufacturing
              Holdings...................        47,268
    1,300   Cummins, Inc. ...............        81,250
    2,900   Dura Automotive Systems,
              Inc.*                              26,535
      800   Group 1 Automotive, Inc.*....        26,568
    2,000   Sonic Automotive, Inc. ......        44,300
    1,400   Thor Industries, Inc. .......        46,844
                                           ------------
                                                272,765
                                           ------------
Banking/Financial Services (14.2%):
    1,300   Asset Acceptance Capital
              Corp.*.....................        22,100
    1,400   Associated Banc-Corp. .......        41,482
    1,600   Capitol Bancorp, Ltd. .......        41,616
    1,500   Chittenden Corp. ............        52,725
      900   Citizens First Bancorp,
              Inc. ......................        21,429
    1,000   City Holding Co. ............        31,580
    1,200   Columbia Banking System,
              Inc. ......................        26,640
      800   Corus Bankshares, Inc. ......        32,888
    1,100   Edwards (A.G.), Inc. ........        37,433
      400   First Citizens BancShares,
              Inc., Class A..............        48,800
    3,900   First Niagara Financial
              Group, Inc. ...............        46,800
    1,300   FirstFed Financial Corp.*....        54,080
    2,400   Flagstar Bancorp, Inc. ......        47,712
    1,000   Glacier Bancorp, Inc. .......        28,170
    1,800   Hanmi Financial Corp. .......        53,100
    1,400   Hudson United Bancorp .......        52,192
    1,700   Independence Community Bank
              Corp. .....................        61,880
    1,000   Integra Bank Corp. ..........        22,030
    1,900   Irwin Financial Corp. .......        50,160
    1,100   ITLA Capital Corp.*..........        44,627
    2,400   Knight Trading Group,
              Inc.*......................        24,048
      500   Lakeland Financial Corp. ....        16,750
      800   Mercantile Bank Corp. .......        29,160
    1,800   Mid-State Bancshares.........        42,318
    6,600   Ptek Holdings, Inc.*.........        76,097
    1,500   Raymond James Financial,
              Inc. ......................        39,675
    5,100   SM&A*........................        44,115
    1,500   South Financial Group,
              Inc. ......................        42,510
    1,200   Southwest Bancorp, Inc. .....        21,900
    1,200   Susquehanna Bancshares,
              Inc. ......................        30,192
    2,200   Watson Wyatt & Company
              Holdings...................        58,630
    1,200   Western Sierra Bancorp.*.....        37,164
                                           ------------
                                              1,280,003
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Beverages (0.3%):
2,500....   National Beverage Corp. .....  $     24,825
                                           ------------
Chemicals (2.7%):
      800   Ashland, Inc. ...............        42,248
      800   FMC Corp.*...................        34,488
    1,300   Lubrizol Corp. ..............        47,606
    2,500   RPM International, Inc. .....        38,000
    2,000   Schulman, Inc. ..............        42,980
    1,900   Sensient Technologies
              Corp. .....................        40,812
                                           ------------
                                                246,134
                                           ------------
Computers (2.3%):
    1,700   Ascential Software Corp.*....        27,183
    2,600   Epicor Software Corp.*.......        36,530
    1,800   Findwhat.com*................        41,652
    3,400   Gateway, Inc.*...............        15,300
    2,300   Perot Systems Corp., Class
              A*.........................        30,521
    2,100   RadiSys Corp.*...............        38,997
    9,000   Silicon Graphics, Inc.*......        19,800
                                           ------------
                                                209,983
                                           ------------
Construction (1.6%):
    2,700   Building Materials Holding
              Corp. .....................        51,111
    1,200   Standard-Pacific Corp. ......        59,160
    1,500   WCI Communities, Inc.*.......        33,465
                                           ------------
                                                143,736
                                           ------------
Electronics (3.5%):
    3,400   Artesyn Technologies,
              Inc.*......................        30,600
    5,000   Atmel Corp.*.................        29,600
    1,300   Audiovox Corp., Class A*.....        21,944
    4,300   Cable Design Technologies
              Corp.*.....................        45,580
    5,000   CMS Energy Corp.*............        45,650
2,300....   CTS Corp. ...................        27,738
    4,100   Hypercom Corp.*..............        34,645
    1,100   MKS Instruments, Inc.*.......        25,102
1,600....   Regal-Beloit Corp. ..........        35,616
    3,900   White Electronic Designs
              Corp.*.....................        20,436
                                           ------------
                                                316,911
                                           ------------
Energy (0.7%):
2,300....   AGL Resources, Inc. .........        66,815
                                           ------------
Health Care (0.8%):
      700   Advisory Board Co.*..........        24,920
    1,300   PacifiCare Health Systems,
              Inc.*......................        50,258
                                           ------------
                                                 75,178
                                           ------------
Insurance (4.5%):
    1,800   Allmerica Financial Corp.*...        60,840
    2,000   Argonaut Group, Inc.*........        36,860
3,300....   Great American Financial
              Resources, Inc. ...........        52,470
    1,400   Navigators Group, Inc.*......        40,446
    2,100   Ohio Casualty Corp.*.........        42,273
3,900....   Phoenix Co., Inc. ...........        47,775

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Insurance, continued
1,300....   Platinum Underwriter
            Holdings, Ltd. ..............  $     39,559
      800   RLI Corp. ...................        29,200
    1,500   Stewart Information Services
              Corp. .....................        50,655
                                           ------------
                                                400,078
                                           ------------
Manufacturing (13.7%):
    1,400   Barnes Group, Inc. ..........        40,572
      600   Briggs & Stratton Corp. .....        53,010
    2,400   Checkpoint Systems, Inc.*....        43,032
      200   Circor International,
              Inc. ......................         4,078
    4,700   Cirrus Logic, Inc.*..........        28,247
    1,200   CLARCOR, Inc. ...............        54,960
    1,600   Cohu, Inc. ..................        30,464
      600   Columbia Sportswear Co.*.....        32,772
    4,300   Crown Holdings, Inc.*........        42,871
    2,300   Cypress Semiconductor
              Corp.*.....................        32,637
    1,500   Enpro Industries, Inc.*......        34,470
    1,600   Gardner Denver, Inc.*........        44,640
    1,100   Georgia Gulf Corp. ..........        39,446
    1,000   Greif Brothers Corp., Class
              A*.........................        42,250
    2,300   Griffon Corp.*...............        51,244
    3,200   Hercules, Inc.*..............        39,008
      900   ICU Medical, Inc.*...........        30,177
    2,300   Kadant, Inc.*................        53,199
      800   Kennametal, Inc. ............        36,640
    2,800   Kulicke & Soffa Industries,
              Inc.*......................        30,688
    1,600   Lance, Inc. .................        24,640
      630   Louisiana-Pacific Corp. .....        14,900
    4,000   MEMC Electronic Materials,
              Inc.*......................        39,520
    4,400   Owens-Illinois, Inc.*........        73,744
    1,500   Sonoco Products Co. .........        38,250
      900   Tecumseh Products Co. .......        37,071
    2,200   Terex Corp.*.................        75,086
      400   Toro Co. ....................        28,028
    3,100   Tredegar, Inc. ..............        50,003
      600   Varian Semiconductor
              Equipment Associates,
              Inc.*......................        23,136
    1,900   Water Pik Technologies,
              Inc.*......................        31,464
      900   York International Corp. ....        36,963
                                           ------------
                                              1,237,210
                                           ------------
Media (1.1%):
    1,700   Cox Radio, Inc.*.............        29,546
    2,200   Hearst-Argyle Television,
              Inc. ......................        56,716
    1,400   Regent Communications,
              Inc.*......................         8,666
                                           ------------
                                                 94,928
                                           ------------
Metals/Mining (3.2%):
      900   Arch Coal, Inc. .............        32,931
    2,300   Century Aluminum Co.*........        57,017
    1,800   Consol Energy, Inc. .........        64,800

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Metals/Mining, continued
    1,800   Gibraltar Steel Corp. .......  $     59,076
    1,100   Mueller Industries, Inc. ....        39,380
      700   Quanex Corp. ................        34,090
                                           ------------
                                                287,294
                                           ------------
Multimedia (0.2%):
      600   Westwood One, Inc.*..........        14,280
                                           ------------
Oil/Gas (5.6%):
    1,500   Cimarex Energy Co.*..........        45,345
    1,080   Denbury Resources, Inc.*.....        22,626
    2,400   Energy Partners, Ltd.*.......        36,720
    1,800   Forest Oil Corp.*............        49,176
    1,700   Frontier Oil Corp. ..........        36,023
    1,300   Houston Exploration Co.*.....        67,392
      900   Hydril*......................        28,350
    3,300   Magnum Hunter Resources,
              Inc.*......................        34,254
    2,700   ONEOK, Inc...................        59,373
    2,700   Range Resources Corp. .......        39,420
    2,100   Unit Corp.*..................        66,045
      900   Vintage Petroleum, Inc. .....        15,273
                                           ------------
                                                499,997
                                           ------------
Pharmaceuticals (1.3%):
    4,400   Aphton Corp.*................        17,600
    1,200   Bradley Pharmaceuticals,
              Inc.*......................        33,480
    3,300   Cell Genesys, Inc.*..........        34,287
    2,200   Nuvelo, Inc.*................        21,164
    1,700   Theragenics Corp.*...........         7,854
                                           ------------
                                                114,385
                                           ------------
Real estate (6.8%):
      900   American Home Mortgage
              Investment Corp. ..........        23,337
    3,600   Boykin Lodging Co.*..........        27,540
      700   BRT Realty Trust.............        13,650
      900   Duke Realty Corp. ...........        28,629
    3,200   Equity One, Inc. ............        57,856
    1,000   Health Care REIT, Inc. ......        32,500
    1,200   Heritage Property Investment
              Trust......................        32,472
    1,500   LandAmerica Financial Group,
              Inc. ......................        58,395
    7,700   Meristar Hospitality
              Corp.*.....................        52,668
    5,800   MFA Mortgage Investments,
              Inc. ......................        51,620
    1,200   Nationwide Health Properties,
              Inc. ......................        22,680
    1,900   Newcastle Investment
              Corp. .....................        56,905
    2,400   Omega Healthcare Investors,
              Inc. ......................        24,096
    2,000   Reckson Associates Realty
              Corp. .....................        54,920
    3,400   Senior Housing Properties
              Trust......................        57,086
    1,460   Wellman, Inc. ...............        11,870
                                           ------------
                                                606,224
                                           ------------

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Real Estate Investment Trusts (1.7%):
    1,800   American Land Lease, Inc. ...  $     33,948
    3,900   Hrpt Properties Trust........        39,039
    3,900   InnKeepers USA Trust.........        40,209
    1,000   Pennsylvania Real Estate
              Investment Trust...........        34,250
                                           ------------
                                                147,446
                                           ------------
Retail/Wholesale (10.0%):
    1,800   Applebee's International,
              Inc. ......................        41,436
    2,300   Cash America International,
              Inc. ......................        52,900
    2,600   Cato Corp. ..................        58,370
    1,600   CBRL Group, Inc. ............        49,360
    2,400   Cedar Shopping Centers,
              Inc. ......................        27,576
    1,900   Chiquita Brands
              International, Inc.*.......        39,748
    2,300   Christopher & Banks Corp. ...        40,733
    1,500   Credence Systems Corp.*......        20,700
    2,200   CSK Auto Corp.*..............        37,708
    1,500   Flowers Foods, Inc. .........        39,225
    1,200   Furniture Brands
              International, Inc. .......        30,060
    1,200   Gamestop Corp., Class A*.....        18,264
      600   Hughes Supply, Inc. .........        35,358
    4,000   Jacuzzi Brands, Inc.*........        32,280
    1,400   Jarden Corp.*................        50,386
    1,900   K-Swiss, Inc., Class A.......        38,399
      700   Nieman Marcus Group, Inc. ...        38,955
    1,300   Ralcorp Holding, Inc.*.......        45,760
    1,200   RENT-A-CENTER, Inc.*.........        35,916
    2,400   Shopko Stores, Inc.*.........        33,936
    1,000   Stage Stores, Inc.*..........        37,660
    3,300   Stride Rite Corp. ...........        36,399
    1,200   Thomas Nelson, Inc. .........        27,288
    1,800   Toys "R" Us, Inc.*...........        28,764
                                           ------------
                                                897,181
                                           ------------
Services (8.0%):
      700   Beazer Homes USA, Inc. ......        70,217
    1,500   BJ's Wholesale Club, Inc.*...        37,500
      500   CACI International, Inc.
              Class A*...................        20,220
    4,200   CIBER, Inc.*.................        34,524
    3,800   Cornell Corrections, Inc.*...        51,680
    2,600   Curative Health Services,
              Inc.*......................        22,516
    1,750   Davita, Inc.*................        53,953
      800   Deluxe Corp. ................        34,800
    1,000   Esco Technologies, Inc.*.....        53,360
    2,700   Healthcare Services Group,
              Inc. ......................        41,310
    1,300   Internet Security Systems,
              Inc.*......................        19,942

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Services, continued
    5,400   LA Quinta Corp., Class B*....  $     45,360
    3,500   Labor Ready, Inc.*...........        54,250
    6,300   Lionbridge Technologies,
              Inc.*......................        48,195
    5,600   Modis Professional
              Services*..................        67,872
    2,000   Waste Connections, Inc.*.....        59,320
                                           ------------
                                                715,019
                                           ------------
Telecommunications (1.8%):
    2,700   C-Cor.net Corp.*.............        27,783
    1,700   Comtech Telecommunications
              Corp.*.....................        38,352
    2,500   Gray Television, Inc. .......        34,725
    1,200   J2 Global Communications,
              Inc.*......................        33,360
      400   Media General, Inc. .........        25,688
                                           ------------
                                                159,908
                                           ------------
Transportation (1.9%):
    2,400   Covenant Transport, Inc.,
              Class A*...................        41,016
    2,700   Pacer International, Inc.*...        49,950
      800   Usf Corp. ...................        28,104
    1,300   Yellow Roadway Corp.*........        51,818
                                           ------------
                                                170,888
                                           ------------
Travel & Entertainment (1.8%):
   11,700   Atari, Inc.*.................        28,197
    2,200   Aztar Corp.*.................        61,600
    3,200   Prime Hospitality Corp.*.....        33,984
    1,100   Take-Two Interactive
              Software, Inc.*............        33,704
                                           ------------
                                                157,485
                                           ------------
Utilities (2.9%):
    8,600   Calpine Corp.*...............        37,152
    2,200   Cleco Corp. .................        39,556
    1,200   Energen Corp. ...............        57,588
    1,300   New Jersey Resources
              Corp. .....................        54,054
    1,200   PNM Resources, Inc. .........        24,924
    2,300   Westar Energy, Inc. .........        45,793
                                           ------------
                                                259,067
                                           ------------
  Total Common Stocks                         8,492,154
                                           ------------
DEPOSIT ACCOUNT (8.8%):
  791,106   TNT Offshore Deposit
              Account....................       791,106
                                           ------------
  Total Investments
    (Cost $8,863,994) (a)--103.5%             9,283,260
  Liabilities in excess of other
    assets--(3.5)%                             (312,049)
                                           ------------
  Net Assets--100.0%                       $  8,971,211
                                           ============

------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $   520,152
    Unrealized depreciation...................     (100,886)
                                                -----------
    Net unrealized appreciation...............  $   419,266
                                                ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                              USAZ DREYFUS PREMIER
                                                              SMALL CAP VALUE FUND
                                                              --------------------
ASSETS
Investments, at cost........................................       $8,863,994
                                                                   ==========
Investments, at fair value..................................       $9,283,260
Dividends receivable........................................            6,140
Receivable for investments sold.............................           37,330
Prepaid expenses............................................              293
                                                                   ----------
  Total Assets..............................................        9,327,023
                                                                   ----------
LIABILITIES
Payable for investments purchased...........................          345,857
Manager fees payable........................................            4,871
Distribution fees payable...................................            1,542
Other accrued liabilities...................................            3,542
                                                                   ----------
  Total Liabilities.........................................          355,812
                                                                   ----------
NET ASSETS..................................................       $8,971,211
                                                                   ==========
NET ASSETS CONSIST OF:
  Capital...................................................       $8,538,275
  Undistributed net investment income.......................              561
  Net realized gains on investments.........................           13,109
  Net unrealized appreciation of investments................          419,266
                                                                   ----------
NET ASSETS..................................................       $8,971,211
                                                                   ==========
Shares of beneficial interest (unlimited shares
  authorized)...............................................          855,783
Net Asset Value (offering and redemption price per share)...       $    10.48
                                                                   ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 2004 TO JUNE 30, 2004 (a) (UNAUDITED)

                                                              USAZ DREYFUS PREMIER
                                                              SMALL CAP VALUE FUND
                                                              --------------------
INVESTMENT INCOME:
Dividends...................................................        $ 14,440
                                                                    --------
     Total Investment Income................................          14,440
                                                                    --------
EXPENSES:
Manager fees................................................           9,253
Administration fees.........................................           1,141
Distribution fees...........................................           2,570
Fund accounting fees........................................             370
Custodian fees..............................................           1,521
Legal fees..................................................             142
Other expenses..............................................             822
                                                                    --------
     Total expenses before waivers..........................          15,819
     Less expenses waived by the Manager....................          (1,940)
                                                                    --------
     Net Expenses...........................................          13,879
                                                                    --------
NET INVESTMENT INCOME.......................................             561
                                                                    --------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................          13,109
Change in unrealized appreciation/depreciation in
  investments...............................................         419,266
                                                                    --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............         432,375
                                                                    --------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........        $432,936
                                                                    ========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                              USAZ DREYFUS PREMIER
                                                              SMALL CAP VALUE FUND
                                                              --------------------
                                                                 MAY 3, 2004 TO
                                                               JUNE 30, 2004 (a)
                                                              --------------------
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................       $      561
  Net realized gain on investments..........................           13,109
  Change in unrealized appreciation/depreciation on
     investments............................................          419,266
                                                                   ----------
  Net change in net assets from operations:.................          432,936
                                                                   ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................        8,709,158
  Cost of shares redeemed...................................         (170,883)
                                                                   ----------
  Change in net assets from capital transactions............        8,538,275
                                                                   ----------
  Net change in net assets..................................        8,971,211
NET ASSETS:
  Beginning of period.......................................               --
                                                                   ----------
  End of period.............................................       $8,971,211
                                                                   ==========
UNDISTRIBUTED NET INVESTMENT INCOME.........................       $      561
                                                                   ==========
SHARE TRANSACTIONS:
  Shares issued.............................................          873,292
  Shares redeemed...........................................          (17,509)
                                                                   ----------
  Net change in shares......................................          855,783
                                                                   ==========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). The USAZ Dreyfus Premier Small Cap Value Fund commenced operations on May 3, 2004. These Notes to the Financial Statements are for the USAZ Dreyfus Premier Small Cap Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Dreyfus Premier Small Cap Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, The Dreyfus Corporation ("DC") and the Trust, DC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Dreyfus Premier Small Cap Value Fund...................     0.90           1.35%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES
                                                                 12/31/2007
                                                                 ----------
   USAZ Dreyfus Premier Small Cap Value Fund...................    $1,940

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee, and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $45 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                 PURCHASES     SALES
                                                                 ----------   --------
   USAZ Dreyfus Premier Small Cap Value Fund Fund..............  $8,632,915   $572,867

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    MAY 3, 2004 TO
                                                       JUNE 30,
                                                     2004(a)****
                                                    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $10.00
                                                        ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          --*
  Net Realized and Unrealized Gains on
     Investments..................................        0.48
                                                        ------
  Total from Investment Activities................        0.48
                                                        ------
NET ASSET VALUE, END OF PERIOD....................      $10.48
                                                        ======
TOTAL RETURN**(b).................................        4.80%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $8,971
Net Investment Income Net of
  Waivers/Reimbursements(c).......................        0.05%
Expenses Before Waivers/Reimbursements***(c)......        1.54%
Expenses Net of Waivers/Reimbursements(c).........        1.35%
Portfolio Turnover Rate...........................        9.57%

------------

*     Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***   During the period, certain fees were contractually reduced.
      If such fee reductions had not occurred, the ratios would have been as indicated.
****  Unaudited.
(a)   Period from commencement of operations.
(b)   Not annualized for periods less than one year.
(c)   Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (88.9%):
Aerospace/Defense (2.5%):
    5,200   Empresa Brasileira de
              Aeronautica SA, ADR.........  $   148,668
    1,500   Lockheed Martin Corp. ........       78,120
    1,700   Northrop Grumman Corp. .......       91,290
    3,800   Raytheon Co. .................      135,926
                                            -----------
                                                454,004
                                            -----------
Airlines (0.5%):
    1,800   Boeing Co. ...................       91,962
                                            -----------
Banking/Financial Services (12.0%):
    5,930   3I Group plc..................       66,072
    7,300   ABN AMRO Holding NV...........      160,051
    3,200   ACE, Ltd. ....................      135,296
    2,700   American Express Co. .........      138,726
    4,900   Anglo Irish Bank Corp. .......       77,078
    5,500   Australia and New Zealand
              Banking Group, Ltd. ........       70,257
    6,100   Bank One Corp. ...............      311,099
    5,800   Charles Schwab Corp. .........       55,738
    1,300   Citigroup, Inc. ..............       60,450
      600   Commerce Bancorp, Inc. .......       33,006
    3,100   Credit Saison Company,
              Ltd. .......................       93,439
    7,700   ICICI Bank, Ltd., ADR.........       93,170
    6,300   MBNA Corp. ...................      162,477
    2,256   MLP AG........................       33,149
    1,300   Northern Trust Corp. .........       54,964
   39,000   Resona Holdings, Inc.*........       69,528
    8,830   Royal Bank of Scotland Group
              plc.........................      255,075
    1,850   Societe Generale..............      157,574
    3,900   Wachovia Corp. ...............      173,550
                                            -----------
                                              2,200,699
                                            -----------
Computers (6.2%):
    5,700   BEA Systems, Inc.*............       46,854
    1,000   Canon, Inc. ..................       52,840
    6,000   Cisco Systems, Inc.*..........      142,200
      500   Electronic Arts, Inc.*........       27,275
      700   International Business
              Machines Corp. .............       61,705
    2,800   Juniper Networks, Inc.*.......       68,796
    8,500   Novell, Inc.*.................       71,315
    4,100   Red Hat, Inc.*................       94,177
    1,107   SAP AG........................      184,933
   18,900   Sun Microsystems, Inc.*.......       82,026
    3,800   Sybase, Inc.*.................       68,400
    2,000   Symantec Corp.*...............       87,560
    2,000   Trend Micro, Inc. ............       88,954
    2,000   VERITAS Software Corp.*.......       55,400
                                            -----------
                                              1,132,435
                                            -----------
Diversified (0.3%):
    9,000   Hutchison Whampoa, Ltd. ......       61,449
                                            -----------

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
E-Commerce (0.5%):
    1,800   Amazon.com, Inc.*.............  $    97,920
                                            -----------
Electronics (4.6%):
   12,400   Advanced Micro Devices,
              Inc.*.......................      197,160
   12,000   Cadence Design Systems,
              Inc.*.......................      175,560
      300   Keyence Corp. ................       68,618
    7,300   National Semiconductor
              Corp.*......................      160,527
      402   Samsung Electronics Company,
              Ltd. .......................      166,165
    5,000   Sharp Corp. ..................       80,086
                                            -----------
                                                848,116
                                            -----------
Health Care (2.6%):
    3,200   Applera Corp.--Applied
              Biosystems Group............       69,600
    1,100   Express Scripts, Inc.*........       87,153
    5,500   QIAGEN NV*....................       65,592
    1,800   Quest Diagnostics, Inc. ......      152,910
    8,660   Smith & Nephew plc............       93,496
                                            -----------
                                                468,751
                                            -----------
Insurance (2.4%):
   10,754   Aegon NV......................      129,954
       50   Berkshire Hathaway, Inc.,
              Class B*....................      147,750
      800   Everest Re Group, Ltd. .......       64,288
    2,400   Manulife Financial Corp. .....       97,249
                                            -----------
                                                439,241
                                            -----------
Manufacturing (10.0%):
   21,350   Cadbury Schweppes plc.........      184,771
    1,100   Coach, Inc.*..................       49,709
    3,600   Companhia de Bebidas das
              Americas, ADR...............       72,252
    2,650   Diageo plc....................       35,841
    1,160   Essilor International SA......       75,888
   18,600   Fomento Economico Mexicano SA,
              de CV.......................       85,472
    3,300   Gillette Co. .................      139,920
   25,200   Grupo Modelo SA, de CV, Series
              C...........................       63,412
    2,186   Hyundai Heavy Industries
              Company, Ltd. ..............       51,998
    1,400   Murata Manufacturing Company,
              Ltd. .......................       80,022
      277   Porsche AG....................      186,620
   13,050   Reckitt Benckiser plc.........      370,570
    5,000   Shiseido Company, Ltd. .......       63,178
      840   Societe BIC SA................       37,469
  104,269   Taiwan Semiconductor
              Manufacturing Company,
              Ltd. .......................      150,555
    4,400   Toyota Motor Corp. ...........      178,717
                                            -----------
                                              1,826,394
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Media (6.9%):
    2,700   Grupo Televisa SA.............  $   122,229
   12,730   Pearson plc...................      155,153
    9,350   Reed Elsevier plc.............       91,166
   38,000   Singapore Press Holdings,
              Ltd. .......................       92,030
  153,500   Sirius Satellite Radio,
              Inc.*.......................      472,781
    2,280   Societe Television Francaise
              1...........................       71,980
   31,000   Television Broadcasts,
              Ltd. .......................      132,757
    4,700   Wolters Kluwer NV.............       85,509
        5   Yahoo Japan Corp.*............       48,704
                                            -----------
                                              1,272,309
                                            -----------
Oil/Gas (6.8%):
    2,600   BP plc, ADR...................      139,282
    1,500   ChevronTexaco Corp. ..........      141,165
    2,300   EnCana Corp. .................       99,352
    3,600   Eni SpA.......................       71,642
    5,800   GlobalSantaFe Corp. ..........      153,700
   52,000   Hong Kong and China Gas
              Company, Ltd. ..............       85,675
    8,200   Huskey Energy, Inc. ..........      157,681
    1,140   Technip SA....................      154,998
      380   Total SA, Class B.............       72,610
    5,900   Transocean, Inc.*.............      170,747
                                            -----------
                                              1,246,852
                                            -----------
Pharmaceuticals (11.1%):
    2,700   Affymetrix, Inc.*.............       88,371
    1,800   Amgen, Inc.*..................       98,226
    1,730   AstraZeneca plc...............       77,858
    1,120   Aventis SA....................       84,743
    4,900   Chugai Pharmaceutical Company,
              Ltd. .......................       77,089
    1,100   Eli Lilly & Co. ..............       76,901
    1,700   Genentech, Inc.*..............       95,540
    1,600   Genzyme Corp.*................       75,728
    2,300   Gilead Sciences, Inc.*........      154,100
    2,000   Human Genome Sciences,
              Inc.*.......................       23,260
    3,400   IMS Health, Inc. .............       79,696
    1,900   Millennium Pharmaceuticals,
              Inc.*.......................       26,220
    2,800   Mylan Laboratories, Inc. .....       56,700
    1,500   Nektar Therapeutic*...........       29,940
    2,627   Novartis AG, Registered
              Shares......................      116,169
    4,300   Pfizer, Inc. .................      147,404
    2,011   Roche Holding AG..............      199,587
    3,570   Sanofi-Synthelabo SA..........      226,805
    5,100   Schering-Plough Corp. ........       94,248
    8,000   Shionogi & Company, Ltd. .....      137,916
    1,100   Teva Pharmaceutical
              Industries, Ltd., ADR.......       74,019
                                            -----------
                                              2,040,520
                                            -----------

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale (5.9%):
    6,600   Boots Group plc...............  $    82,602
    1,170   Carrefour SA..................       56,897
    8,200   Circuit City Stores, Inc. ....      106,190
   58,800   Dixons Group plc..............      176,756
    3,400   Gap, Inc. ....................       82,450
   12,800   Hennes & Mauritz AB, Class
              B...........................      331,399
      800   Panera Bread Co., Class A*....       28,704
    2,100   RadioShack Corp. .............       60,123
    2,000   Seven-eleven Japan Company,
              Ltd. .......................       65,429
    2,200   Starbucks Corp.*..............       95,656
                                            -----------
                                              1,086,206
                                            -----------
Services (1.3%):
    3,270   JC Decaux SA*.................       70,139
    3,000   JGC Corp. ....................       28,947
    1,890   Leighton Holdings, Ltd. ......       12,005
   18,950   Rentokil Initial plc..........       49,812
    7,110   WPP Group plc.................       72,430
                                            -----------
                                                233,333
                                            -----------
Telecommunications (14.2%):
    6,770   Alcatel SA*...................      104,678
    2,700   Amdocs, Ltd.*.................       63,261
    5,920   France Telecom SA.............      154,628
   29,500   JDS Uniphase Corp.*...........      111,805
       56   KDDI..........................      321,117
       81   NTT DoCoMo, Inc. .............      145,148
    6,800   QUALCOMM, Inc. ...............      496,263
    2,100   Scientific-Atlanta, Inc. .....       72,450
    5,000   SK Telecom Company, Ltd.,
              ADR.........................      104,950
   16,800   Tandberg ASA..................      177,663
   83,600   Telefonaktiebolaget Lm
              Ericsson, Class B*..........      247,048
  266,250   Vodafone Group plc............      584,834
                                            -----------
                                              2,583,845
                                            -----------
Transportation (0.4%):
    2,100   Burlington Resources, Inc. ...       75,978
                                            -----------
Travel/Entertainment (0.7%):
    9,100   Amadeus Global Travel
              Distribution SA, Class A....       59,810
    1,900   International Game
              Technology..................       73,340
                                            -----------
                                                133,150
                                            -----------
  Total Common Stocks                        16,293,164
                                            -----------
DEPOSIT ACCOUNT (10.3%):
1,891,936   NTRS London Deposit Account...    1,891,936
                                            -----------

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
PREFERRED STOCK (0.6%):
Telecommunications (0.6%):
8,976,000   Tele Norte Leste Participacoes
              SA..........................  $   114,129
                                            -----------
  Total Investments
    (Cost $17,946,345) (a)--99.8%            18,299,229
  Other assets in excess of
liabilities--0.2%                                32,478
                                            -----------
  Net Assets--100.0%                        $18,331,707
                                            ===========

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $ 697,536
    Unrealized depreciation...................   (344,652)
                                                ---------
    Net unrealized appreciation...............  $ 352,884
                                                =========

   The following represents the concentrations by country as of June 30, 2004 based upon the total fair value.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     52.3%
    United Kingdom............................     12.6%
    Japan.....................................      8.7%
    France....................................      6.9%
    Sweden....................................      3.2%
    Netherlands...............................      2.5%
    Germany...................................      2.2%
    Canada....................................      1.9%
    Switzerland...............................      1.7%
    Hong Kong.................................      1.5%
    Korea.....................................      1.2%
    Norway....................................      1.0%
    Taiwan....................................      0.8%
    Mexico....................................      0.8%
    Brazil....................................      0.6%
    Singapore.................................      0.5%
    Australia.................................      0.5%
    Italy.....................................      0.4%
    Ireland...................................      0.4%
    Spain.....................................      0.3%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                              USAZ OPPENHEIMER
                                                                GLOBAL FUND
                                                              ----------------
ASSETS
Investments, at cost........................................    $17,946,345
                                                                ===========
Investments, at fair value..................................    $18,299,229
Foreign currency, at fair value (a).........................         36,873
Interest and dividends receivable...........................         17,701
Reclaim receivable..........................................            259
Prepaid expenses............................................            640
                                                                -----------
  Total Assets..............................................     18,354,702
                                                                -----------
LIABILITIES
Manager fees payable........................................         13,502
Distribution fees payable...................................          3,379
Other accrued liabilities...................................          6,114
                                                                -----------
  Total Liabilities.........................................         22,995
                                                                -----------
NET ASSETS..................................................    $18,331,707
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $18,008,643
  Undistributed net investment income.......................         16,402
  Net realized losses on investments and foreign currency...        (46,187)
  Net unrealized appreciation of investments and foreign
     currency...............................................        352,849
                                                                -----------
NET ASSETS..................................................    $18,331,707
                                                                ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................      1,786,516
Net Asset Value (offering and redemption price per share)...    $     10.26
                                                                ===========

------------

(a)  Foreign currency at cost was $36,880.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 2004 TO JUNE 30, 2004 (a) (UNAUDITED)

                                                              USAZ OPPENHEIMER
                                                                GLOBAL FUND
                                                              ----------------
INVESTMENT INCOME:
Interest....................................................      $     34
Dividends...................................................        53,853
Foreign withholding tax.....................................        (3,905)
                                                                  --------
     Total Investment Income................................        49,982
                                                                  --------
EXPENSES:
Manager fees................................................        20,843
Administration fees.........................................         2,638
Distribution fees...........................................         5,790
Fund accounting fees........................................         1,158
Custodian fees..............................................         1,601
Legal fees..................................................           325
Other expenses..............................................         1,723
                                                                  --------
     Total expenses before waivers..........................        34,078
     Less expenses waived by the Manager....................          (498)
                                                                  --------
     Net Expenses...........................................        33,580
                                                                  --------
NET INVESTMENT INCOME.......................................        16,402
                                                                  --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments and foreign currency.....       (46,187)
Change in unrealized appreciation/depreciation in
  investments and foreign currency..........................       352,849
                                                                  --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       306,662
                                                                  --------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........      $323,064
                                                                  ========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                              USAZ OPPENHEIMER
                                                                 GLOBAL FUND
                                                              -----------------
                                                               MAY 3, 2004 TO
                                                              JUNE 30, 2004 (a)
                                                              -----------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................     $    16,402
  Net realized loss on investments and foreign currency.....         (46,187)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................         352,849
                                                                 -----------
  Net change in net assets from operations:.................         323,064
                                                                 -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      18,014,480
  Cost of shares redeemed...................................          (5,837)
                                                                 -----------
  Change in net assets from capital transactions............      18,008,643
                                                                 -----------
  Net change in net assets..................................      18,331,707
NET ASSETS:
  Beginning of period.......................................              --
                                                                 -----------
  End of period.............................................     $18,331,707
                                                                 ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................     $    16,402
                                                                 ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       1,787,110
  Shares redeemed...........................................            (593)
                                                                 -----------
  Net change in shares......................................       1,786,517
                                                                 ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). The USAZ Oppenheimer Global Fund commenced operations on May 3, 2004. These Notes to the Financial Statements are for the USAZ Oppenheimer Global Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Global Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer Global Fund................................     0.90           1.45%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES
                                                                 12/31/2007
                                                                 ----------
   USAZ Oppenheimer Global Fund................................     $498

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $105 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES     SALES
                                                                 -----------   --------
   USAZ Oppenheimer Global Fund................................  $16,275,084   $203,182

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    MAY 3, 2004 TO
                                                       JUNE 30,
                                                      2004(a)***
                                                    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 10.00
                                                       -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................        0.01
  Net Realized and Unrealized Gains on
     Investments..................................        0.25
                                                       -------
  Total from Investment Activities................        0.26
                                                       -------
NET ASSET VALUE, END OF PERIOD....................     $ 10.26
                                                       =======
TOTAL RETURN*(b)..................................        2.60%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................     $18,332
Net Investment Income Net of
  Waivers/Reimbursements(c).......................        0.71%
Expenses Before Waivers/Reimbursements**(c).......        1.47%
Expenses Net of Waivers/Reimbursements(c).........        1.45%
Portfolio Turnover Rate...........................        1.61%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (92.6%):
Airlines (0.8%):
    1,200   Boeing Co. ...................  $    61,308
      900   United Technologies Corp. ....       82,332
                                            -----------
                                                143,640
                                            -----------
Banking/Financial Services (22.2%):
      300   ACE, Ltd. ....................       12,684
      800   AFLAC, Inc. ..................       32,648
      400   Allmerica Financial Corp.* ...       13,520
    2,000   Allstate Corp. ...............       93,100
    1,700   American Express Co. .........       87,346
    5,200   American International Group,
              Inc. .......................      370,656
      500   Aon Corp. ....................       14,235
      100   Astoria Financial Corp. ......        3,658
    5,000   Bank of America Corp. ........      423,100
      800   Bank of New York Company,
              Inc. .......................       23,584
    3,700   Bank One Corp. ...............      188,700
      400   Banknorth Group, Inc. ........       12,992
      700   BB&T Corp. ...................       25,879
      200   Bear Stearns Companies,
              Inc. .......................       16,862
      600   Capital One Financial
              Corp. ......................       41,028
      500   Charles Schwab Corp. .........        4,805
      800   Charter One Financial,
              Inc. .......................       35,352
      100   Chicago Mercantile Exchange...       14,437
      100   Chubb Corp. ..................        6,818
      200   CIGNA Corp. ..................       13,762
      100   Cincinnati Financial Corp. ...        4,352
      400   CIT Group, Inc. ..............       15,316
   11,700   Citigroup, Inc. ..............      544,050
      100   City National Corp. ..........        6,570
      100   Colonial Bancgroup, Inc. .....        1,817
      100   Comerica, Inc. ...............        5,488
      500   Countrywide Credit Industries,
              Inc. .......................       35,125
      600   E*Trade Group, Inc.*..........        6,690
    2,400   Fannie Mae....................      171,264
      500   Fidelity National Financial...       18,670
      200   Fifth Third Bancorp...........       10,756
      100   Flagstar Bancorp..............        1,988
      200   Franklin Resources, Inc. .....       10,016
      100   Freddie Mac...................        6,330
      600   Fremont General Corp. ........       10,590
      500   Genworth Financial, Inc.*.....       11,475
      500   Goldman Sachs Group, Inc. ....       47,080
      600   GreenPoint Financial Corp. ...       23,820
      300   Hartford Financial Services
              Group, Inc. ................       20,622
      400   Huntington Bancshares,
              Inc. .......................        9,160
      300   Independence Community Bank
              Corp. ......................       10,920
      200   IndyMac Bancorp, Inc. ........        6,320
    3,400   J.P. Morgan Chase & Co. ......      131,818
      700   KeyCorp. .....................       20,923
      300   Knight Trading Group, Inc.*...        3,006
      100   LandAmerica Financial Group,
              Inc. .......................        3,893

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Banking/Financial Services, continued
      300   Lincoln National Corp. .......  $    14,175
      100   MBIA, Inc. ...................        5,712
    2,400   MBNA Corp. ...................       61,896
    1,800   Mellon Financial Corp. .......       52,794
    2,100   Merrill Lynch & Co, Inc. .....      113,358
      400   MetLife, Inc. ................       14,340
      200   MGIC Investment Corp. ........       15,172
    2,400   Morgan Stanley................      126,648
    1,700   National City Corp. ..........       59,517
      100   Nationwide Financial Services,
              Inc. .......................        3,761
      100   New Century Financial
              Corp. ......................        4,682
      300   Northern Trust Corp. .........       12,684
      100   Piper Jaffray Company,
              Inc.*.......................        4,523
      800   PNC Financial Services
              Group.......................       42,464
    1,000   Principal Financial Group,
              Inc. .......................       34,780
      600   Progressive Corp. ............       51,180
      300   R & G Finanical Corp., Class
              B...........................        9,918
      200   Reinsurance Group of America,
              Inc. .......................        8,130
      300   RenaissanceRe Holdings,
              Ltd. .......................       16,185
      100   SAFECO Corp. .................        4,400
      500   St Paul Companies, Inc. ......       20,270
      200   StanCorp Financial Group,
              Inc. .......................       13,400
      500   SunTrust Banks, Inc. .........       32,495
    5,700   U.S. Bancorp..................      157,092
      300   UnionBanCal Corp. ............       16,920
    3,700   Wachovia Corp. ...............      164,650
      100   Webster Financial Corp. ......        4,702
    4,300   Wells Fargo & Co. ............      246,089
      100   Willis Group Holdings,
              Ltd. .......................        3,745
      200   Zions Bancorp.................       12,290
                                            -----------
                                              3,901,197
                                            -----------
Beverages (3.3%):
    1,400   Anheuser-Busch Companies,
              Inc. .......................       75,600
    4,900   Coca-Cola Co. ................      247,352
      300   Coca-Cola Enterprises,
              Inc. .......................        8,697
      200   Pepsi Bottling Group, Inc. ...        6,108
      600   Pepsiamericas, Inc. ..........       12,744
    4,300   PepsiCo, Inc. ................      231,684
                                            -----------
                                                582,185
                                            -----------
Computers (10.2%):
      300   Adobe Systems, Inc. ..........       13,950
      800   Apple Computer, Inc.*.........       26,032
      400   Autodesk, Inc. ...............       17,124
      300   BMC Software, Inc.*...........        5,550
      300   Brocade Communications
              Systems, Inc.*..............        1,794
   14,400   Cisco Systems, Inc.*..........      341,280
      100   Computer Associates
              International, Inc. ........        2,806
    1,600   Compuware Corp.*..............       10,560
    6,100   Dell, Inc.*...................      218,502

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Computers, continued
      100   Digital River, Inc.*..........  $     3,263
      100   Earthlink Inc.*...............        1,035
    6,500   Hewlett-Packard Co. ..........      137,150
    2,800   International Business
              Machines Corp. .............      246,820
      400   Lexmark International,
              Inc.*.......................       38,612
   18,300   Microsoft Corp. ..............      522,648
      200   NCR Corp.*....................        9,918
      100   Network Associates, Inc.*.....        1,813
   10,400   Oracle Corp.*.................      124,072
      100   SanDisk Corp.*................        2,169
      300   Siebel Systems, Inc.*.........        3,204
      400   Storage Technology Corp.*.....       11,600
      700   Sybase, Inc.*.................       12,600
      100   Tech Data Corp.*..............        3,913
    1,600   TIBCO Software, Inc.*.........       13,520
      700   VERITAS Software Corp.*.......       19,390
      100   Webex Communications, Inc.*...        2,176
                                            -----------
                                              1,791,501
                                            -----------
Construction (0.8%):
      300   D. R. Horton, Inc. ...........        8,520
      300   Florida Rock Industries.......       12,651
      400   Hovnanian Enterprises, Inc.,
              Class A*....................       13,884
      200   KB HOME.......................       13,726
      200   Lennar Corp. .................        8,944
      700   Louisiana-Pacific Corp. ......       16,555
      200   M.D.C. Holdings, Inc. ........       12,722
      200   Pulte Homes, Inc. ............       10,406
      200   Ryland Group, Inc. ...........       15,640
      200   Standard Pacific Corp. .......        9,860
      300   Toll Brothers, Inc.*..........       12,696
                                            -----------
                                                135,604
                                            -----------
E-Commerce (0.4%):
      700   Amazon.com, Inc.*.............       38,080
      300   Checkfree Corp.*..............        9,000
    1,300   Salesforce.com, Inc.*.........       20,891
                                            -----------
                                                 67,971
                                            -----------
Educational services (0.1%):
      100   Apollo Group, Inc.*...........        8,829
                                            -----------
Electronics (4.7%):
      300   Agilent Technologies, Inc.*...        8,784
      600   Altera Corp.*.................       13,332
    1,000   Analog Devices, Inc. .........       47,080
    2,000   Applied Materials, Inc.*......       39,240
      400   Arrow Electronics, Inc.*......       10,728
    2,100   Atmel Corp.*..................       12,432
      100   Cree, Inc.*...................        2,328
      100   Delphi Automotive Systems
              Corp. ......................        1,068
      700   Emerson Electric Co. .........       44,485
      100   Engelhard Corp. ..............        3,231

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Electronics, continued
      200   Fairchild Semiconductor
              International, Inc.*........  $     3,274
      300   Hubbell, Inc. ................       14,013
      100   Integrated Device Technology,
              Inc.*.......................        1,384
   15,700   Intel Corp. ..................      433,320
      100   International Rectifier
              Corp.*......................        4,142
      100   Jabil Circuit, Inc.*..........        2,518
      100   Lam Research Corp.*...........        2,680
      400   Maxim Integrated Products,
              Inc. .......................       20,968
      300   Microchip Technology, Inc. ...        9,462
      500   Molex, Inc. ..................       16,040
      900   National Semiconductor
              Corp.*......................       19,791
      300   Tektronix, Inc. ..............       10,206
      400   Teradyne, Inc.*...............        9,080
    4,200   Texas Instruments, Inc. ......      101,556
      100   Thomas & Betts Corp. .........        2,723
                                            -----------
                                                833,865
                                            -----------
Health Care (6.7%):
    2,900   Abbott Laboratories...........      118,204
      300   Aetna, Inc. ..................       25,500
      300   Becton, Dickinson & Co. ......       15,540
      600   Boston Scientific Corp.*......       25,680
      200   Covance, Inc.*................        7,716
      300   Coventry Health Care, Inc.*...       14,670
      500   Cytyc Corp.*..................       12,685
      200   Estee Lauder Companies, Inc.,
              Class A.....................        9,756
      200   Guidant Corp. ................       11,176
    6,300   Johnson & Johnson.............      350,910
      300   Kimberly-Clark Corp. .........       19,764
      100   Laboratory Corporation of
              America Holdings*...........        3,970
      200   LifePoint Hospitals, Inc.*....        7,444
    2,700   Medtronic, Inc. ..............      131,544
      100   Pediatrix Medical Group,
              Inc.*.......................        6,985
    5,000   Procter & Gamble Co. .........      272,200
      100   Quest Diagnostics, Inc. ......        8,495
      150   Renal Care Group, Inc.*.......        4,970
      100   Select Medical Corp. .........        1,342
    1,100   Stryker Corp. ................       60,500
      100   Sunrise Senior Living,
              Inc.*.......................        3,914
      800   UnitedHealth Group, Inc. .....       49,800
      100   Visx, Inc.*...................        2,672
      100   Wellchoice, Inc.*.............        4,140
                                            -----------
                                              1,169,577
                                            -----------
Manufacturing (9.2%):
    2,300   3M Co. .......................      207,023
      100   Aftermarket Technology
              Corp.*......................        1,650
      100   Alcan, Inc. ..................        4,140
    2,100   Alcoa, Inc. ..................       69,363
      300   Autoliv, Inc. ................       12,660
      100   Briggs & Stratton Corp. ......        8,835

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Manufacturing, continued
      400   Caterpillar, Inc. ............  $    31,776
      100   Cooper Industries, Ltd., Class
              A...........................        5,941
      200   Cummins Engine, Inc. .........       12,500
      100   Dade Behring Holdings,
              Inc.*.......................        4,752
      800   Dana Corp. ...................       15,680
      300   Deere & Co. ..................       21,042
    4,500   Ford Motor Co. ...............       70,425
      400   General Dynamics Corp. .......       39,720
   20,000   General Electric Co. .........      648,000
      300   General Motors Corp. .........       13,977
      900   Georgia-Pacific Corp. ........       33,282
    1,600   Gillette Co. .................       67,840
    1,000   H.J. Heinz Co. ...............       39,200
      400   Hasbro, Inc. .................        7,600
      300   Hershey Foods Corp. ..........       13,881
      800   Honeywell International,
              Inc. .......................       29,304
      400   Ingersoll Rand Co. ...........       27,324
      500   Kellogg Co. ..................       20,925
    1,400   Kraft Foods, Inc., Class A....       44,352
      200   Masco Corp. ..................        6,236
      100   Meritage Corp.*...............        6,880
      200   Nucor Corp. ..................       15,352
      100   OM Group, Inc.*...............        3,301
      500   PACCAR, Inc. .................       28,995
      200   Parker Hannifin Corp. ........       11,892
      200   Phelps Dodge Corp. ...........       15,502
      100   Polaris Industries, Inc. .....        4,800
      200   Precision Castparts Corp. ....       10,938
      200   R.J. Reynolds Tobacco
              Holdings, Inc. .............       13,518
      100   Rockwell Automation, Inc. ....        3,751
      100   Stanley Works.................        4,558
      500   Thermo Electron Corp.*........       15,370
      300   United Defense Inds, Inc.*....       10,500
      100   Whirlpool Corp. ..............        6,860
      100   Zimmer Holdings, Inc.*........        8,820
                                            -----------
                                              1,618,465
                                            -----------
Media (2.0%):
      100   Avid Technology, Inc.*........        5,457
    3,500   Comcast Corp., Class A*.......       98,105
      300   Cox Communications, Inc.,
              Class A*....................        8,337
      200   Harman International
              Industries, Inc. ...........       18,200
      200   McGraw-Hill Co., Inc. ........       15,314
    6,100   Time Warner, Inc.*............      107,238
    2,800   Viacom, Inc., Class B.........      100,016
                                            -----------
                                                352,667
                                            -----------
Oil/Gas (7.7%):
      200   Amerada Hess Corp. ...........       15,838
      700   Canadian Natural Resources*...       21,017
      500   Chesapeake Energy Corp. ......        7,360

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Oil/Gas, continued
    2,900   ChevronTexaco Corp. ..........  $   272,919
      100   Cimarex Energy Co.*...........        3,023
      900   ConocoPhillips................       68,661
      300   EOG Resources, Inc. ..........       17,913
   14,800   Exxon Mobil Corp. ............      657,268
      900   Halliburton Co. ..............       27,234
      100   Houston Exploration Co.*......        5,184
      300   Kerr-McGee Corp. .............       16,131
      300   Marathon Oil Corp. ...........       11,352
      100   Murphy Oil Corp. .............        7,370
      200   Nexen, Inc. ..................        7,797
      300   Noble Energy, Inc. ...........       15,300
      800   Occidental Petroleum Corp. ...       38,728
      300   Oil States International,
              Inc.*.......................        4,590
      100   ONEOK, Inc. ..................        2,199
    1,700   Paramount Resources, Ltd.*....       18,352
      200   Peabody Energy Corp. .........       11,198
      100   Pioneer Natural Resources
              Co.*........................        3,508
      300   Pogo Producing Co. ...........       14,820
      300   Schlumberger, Ltd. ...........       19,053
      200   Sunoco, Inc. .................       12,724
      700   Talisman Energy, Inc. ........       15,271
      300   Teekay Shipping Corp. ........       11,214
      100   Tesoro Petroleum Corp.*.......        2,760
      700   Unocal Corp. .................       26,600
      200   Valero Energy Corp. ..........       14,752
      900   Williams Companies, Inc. .....       10,710
                                            -----------
                                              1,360,846
                                            -----------
Pharmaceuticals (7.2%):
    2,300   Amgen, Inc.*..................      125,511
      400   Andrx Corp.*..................       11,172
      100   Bradley Pharmaceuticals, Class
              A*..........................        2,790
      300   Bristol-Myers Squibb Co. .....        7,350
    1,700   Eli Lilly & Co. ..............      118,847
      300   Endo Pharmaceuticals Holdings,
              Inc.*.......................        7,035
      200   Eon Labs, Inc.*...............        8,186
      700   Genentech, Inc.*..............       39,340
      400   Hospira, Inc.*................       11,040
      300   IMS Health, Inc. .............        7,032
      100   Kos Pharmaceuticals, Inc.*....        3,297
      800   Medco Health Solutions,
              Inc.*.......................       30,000
    5,400   Merck & Co, Inc. .............      256,500
   15,600   Pfizer, Inc. .................      534,768
    1,900   Schering-Plough Corp. ........       35,112
    1,700   Wyeth                                61,472
                                            -----------
                                              1,259,452
                                            -----------
Retail/Wholesale (8.5%):
      300   Abercrombie & Fitch Co., Class
              A...........................       11,625
      300   Action Performance Companies,
              Inc. .......................        4,521
      400   Aeropostale, Inc.*............       10,764

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
      400   Albertson's, Inc. ............  $    10,616
    5,000   Altria Group, Inc. ...........      250,250
      400   American Eagle Outfitters,
              Inc.*.......................       11,564
      500   AnnTaylor Stores, Corp.*......       14,490
      550   Applebee's International,
              Inc. .......................       12,661
      300   AutoNation, Inc.*.............        5,130
      200   Avon Products, Inc. ..........        9,228
      100   Barnes & Noble, Inc.*.........        3,398
      200   Bausch & Lomb, Inc. ..........       13,014
      100   Best Buy Company, Inc. .......        5,074
      400   Borders Group, Inc. ..........        9,376
      200   CBRL Group, Inc. .............        6,170
      300   CEC Entertainment, Inc.*......        8,853
      600   Claire's Stores, Inc. ........       13,020
      200   Colgate-Palmolive Co. ........       11,690
      400   Costco Wholesale Corp. .......       16,428
      100   Electronics Boutique Holdings
              Corp.*......................        2,634
      200   Energizer Holdings, Inc.*.....        9,000
      300   Federated Department Stores,
              Inc. .......................       14,730
      100   Foot Locker, Inc. ............        2,434
    3,000   Gap, Inc. ....................       72,750
    5,500   Home Depot, Inc. .............      193,600
      400   Jones Apparel Group, Inc. ....       15,792
      100   Lear Corp. ...................        5,899
      300   Limited Brands................        5,610
      600   Lowe's Companies, Inc. .......       31,530
      400   May Department Stores Co. ....       10,996
    2,200   McDonald's Corp. .............       57,200
      100   Nieman Marcus Group, Inc. ....        5,565
      200   Nordstrom, Inc. ..............        8,522
      800   Office Depot, Inc.*...........       14,328
      600   Pacific Sunwear of California,
              Inc.*.......................       11,742
      200   PerkinElmer, Inc. ............        4,008
      400   RadioShack Corp. .............       11,452
      100   RARE Hospitality
              International, Inc.*........        2,490
      400   Sears, Roebuck & Co. .........       15,104
      100   Select Comfort Corp.*.........        2,840
      400   Sherwin-Williams Co. .........       16,620
    2,000   Staples, Inc. ................       58,620
    1,000   Sysco Corp. ..................       35,870
      300   Talbots, Inc. ................       11,745
      800   Target Corp. .................       33,976
      100   Textron, Inc. ................        5,935
      300   Timberland Company, Class
              A*..........................       19,377
      800   TJX Companies, Inc. ..........       19,312
      100   Tommy Hilfiger Corp.*.........        1,514
      100   Tractor Supply Co.*...........        4,182
      700   Tyson Foods, Inc., Class A....       14,665
      100   W.W. Grainger, Inc. ..........        5,750
    5,600   Wal-Mart Stores, Inc. ........      295,456

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
      700   YUM! Brands, Inc.*............  $    26,054
      400   Zale Corp.*...................       10,904
                                            -----------
                                              1,486,078
                                            -----------
Services (2.2%):
      400   Acxiom Corp. .................        9,932
      700   Automatic Data Processing,
              Inc. .......................       29,316
      100   Centex Corp. .................        4,575
      100   CNF, Inc. ....................        4,156
      400   Constellation Energy Group,
              Inc. .......................       15,160
      500   Convergys Corp.*..............        7,700
      100   CSG Systems International,
              Inc.*.......................        2,070
    1,200   Dow Chemical Co. .............       48,840
      600   Duke Energy Corp. ............       12,174
    1,300   E.I. du Pont de Nemours and
              Co. ........................       57,746
      100   EGL, Inc.*....................        2,660
      400   J.B. Hunt Transport Services,
              Inc. .......................       15,432
      300   Loews Corp. ..................       17,988
      700   Monsanto, Co. ................       26,950
      400   Republic Services, Inc. ......       11,576
      500   Robert Half International,
              Inc. .......................       14,885
      100   Ryan's Restaurant Group,
              Inc.*.......................        1,580
      400   Ryder System, Inc. ...........       16,028
      100   St Joe Co. ...................        3,970
    1,000   United Parcel Service, Inc.,
              Class B.....................       75,170
      400   US Oncology, Inc.*............        5,888
      100   Waste Management, Inc. .......        3,065
                                            -----------
                                                386,861
                                            -----------
Telecommunications (4.9%):
      100   ADTRAN, Inc. .................        3,337
      500   Alltel Corp. .................       25,310
      500   Amdocs, Ltd.*.................       11,715
    2,900   BellSouth Corp. ..............       76,038
      200   CenturyTel, Inc. .............        6,008
      400   Clear Channel Communications,
              Inc.........................       14,780
      200   Comverse Technology, Inc.*....        3,988
      500   Corning, Inc.*................        6,530
      200   Harris Corp. .................       10,150
   14,000   Lucent Technologies, Inc.*....       52,920
    4,100   Motorola, Inc. ...............       74,825
    1,200   Nextel Communications, Inc.,
              Class A*....................       31,992
      100   NTL, Inc.*....................        5,762
    1,600   QUALCOMM, Inc. ...............      116,768
    7,300   SBC Communications, Inc. .....      177,025
      400   Scientific-Atlanta, Inc. .....       13,800
      500   Sprint Corp. .................        8,800
    1,600   Tellabs, Inc.*................       13,984
    5,500   Verizon Communications,
              Inc. .......................      199,045
                                            -----------
                                                852,777
                                            -----------

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Transportation (0.3%):
      400   Burlington Northern Santa Fe
              Corp. ......................  $    14,028
      900   Burlington Resources, Inc. ...       32,562
      300   Norfolk Southern Corp. .......        7,956
      400   OMI Corp. ....................        4,760
                                            -----------
                                                 59,306
                                            -----------
Travel/Entertainment (1.1%):
      100   Aztar Corp.*..................        2,800
      300   Brunswick Corp. ..............       12,240
    1,000   Caesars Entertainment,
              Inc.*.......................       15,000
      100   Choice Hotels International,
              Inc. .......................        5,016
      300   Fox Entertainment Group,
              Inc.*.......................        8,010
      100   Harley-Davidson, Inc. ........        6,194
      100   Harrah's Entertainment,
              Inc. .......................        5,410
      900   International Game
              Technology..................       34,740
      200   Mandalay Resort Group.........       13,728
      200   Marriott International, Inc.,
              Class A.....................        9,976
      100   Marvel Enterprises, Inc.*.....        1,952
    3,300   Walt Disney Co. ..............       84,117
                                            -----------
                                                199,183
                                            -----------

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Utilities (0.3%):
      500   Edison International..........  $    12,785
    1,200   Exelon Corp. .................       39,948
      200   Southern Co. .................        5,830
                                            -----------
                                                 58,563
                                            -----------
  Total Common Stocks                        16,268,567
                                            -----------
DEPOSIT ACCOUNT (5.3%):
  928,147   NTRS London Deposit Account...      928,147
                                            -----------
INVESTMENT COMPANY (3.1%):
    4,800   Standard & Poors Depositary
              Receipt Trust Series 1......      549,744
                                            -----------
  Total Investments
    (Cost $17,395,484) (a)--101.0%           17,746,458
  Liabilities in excess of other
    assets--(1.0)%                             (183,158)
                                            -----------
  Net Assets--100.0%                        $17,563,300
                                            ===========

------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $ 521,372
    Unrealized depreciation...................   (170,398)
                                                ---------
    Net unrealized appreciation...............  $ 350,974
                                                =========

   The following represents the concentrations by country as of June 30, 2004 based upon the total fair value.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     99.7%
    Canada....................................      0.3%
                                                  ------
                                                 100.00%
                                                  ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                              USAZ OPPENHEIMER
                                                              MAIN STREET FUND
                                                              ----------------
ASSETS
Investments, at cost........................................    $17,395,484
                                                                ===========
Investments, at fair value..................................    $17,746,458
Foreign currency, at fair value (a).........................             79
Dividends receivable........................................         20,332
Receivable for investments sold.............................         30,055
Prepaid expenses............................................            618
                                                                -----------
  Total Assets..............................................     17,797,542
                                                                -----------
LIABILITIES
Payable for investments purchased...........................        215,137
Manager fees payable........................................          9,729
Distribution fees payable...................................          3,245
Other accrued liabilities...................................          6,131
                                                                -----------
  Total Liabilities.........................................        234,242
                                                                -----------
NET ASSETS..................................................    $17,563,300
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $17,215,319
  Undistributed net investment income.......................         16,565
  Net realized losses on investments and foreign currency...        (19,560)
  Net unrealized appreciation of investments and foreign
     currency...............................................        350,976
                                                                -----------
NET ASSETS..................................................    $17,563,300
                                                                ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................      1,717,755
Net Asset Value (offering and redemption price per share)...    $     10.22
                                                                ===========

------------

(a)  Foreign currency at cost was $79.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 2004 TO JUNE 30, 2004 (a) (UNAUDITED)

                                                              USAZ OPPENHEIMER
                                                              MAIN STREET FUND
                                                              ----------------
INVESTMENT INCOME:
Dividends...................................................      $ 43,352
                                                                  --------
  Total Investment Income...................................        43,352
                                                                  --------
EXPENSES:
Manager fees................................................        17,858
Administration fees.........................................         2,788
Distribution fees...........................................         5,581
Fund accounting fees........................................           506
Custodian fees..............................................         1,752
Legal fees..................................................           344
Other expenses..............................................         1,798
                                                                  --------
  Total expenses before waivers.............................        30,627
  Less expenses waived by the Manager.......................        (3,840)
                                                                  --------
  Net Expenses..............................................        26,787
                                                                  --------
NET INVESTMENT INCOME.......................................        16,565
                                                                  --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments and foreign currency.....       (19,560)
Change in unrealized appreciation/depreciation in
  investments and foreign currency..........................       350,976
                                                                  --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       331,416
                                                                  --------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........      $347,981
                                                                  ========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                              USAZ OPPENHEIMER
                                                              MAIN STREET FUND
                                                              -----------------
                                                               MAY 3, 2004 TO
                                                              JUNE 30, 2004 (a)
                                                              -----------------
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................     $    16,565
  Net realized loss on investments and foreign currency.....         (19,560)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................         350,976
                                                                 -----------
  Net change in net assets from operations:.................         347,981
                                                                 -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      17,267,269
  Cost of shares redeemed...................................         (51,950)
                                                                 -----------
  Change in net assets from capital transactions............      17,215,319
                                                                 -----------
  Net change in net assets..................................      17,563,300
NET ASSETS:
  Beginning of period.......................................              --
                                                                 -----------
  End of period.............................................     $17,563,300
                                                                 ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................     $    16,565
                                                                 ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       1,722,878
  Shares redeemed...........................................          (5,123)
                                                                 -----------
  Net change in shares......................................       1,717,755
                                                                 ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). The USAZ Oppenheimer Main Street Fund commenced operations on May 3, 2004. These Notes to the Financial Statements are for the USAZ Oppenheimer Main Street Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Main Street Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer Main Street Fund...........................     0.80           1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES
                                                                 12/31/2007
                                                                 ----------
   USAZ Oppenheimer Main Street Fund...........................    $3,840

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $101 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ Oppenheimer Main Street Fund...........................  $19,370,590   $2,883,884

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    MAY 3, 2004 TO
                                                       JUNE 30,
                                                      2004(a)***
                                                    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 10.00
                                                       -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................        0.01
  Net Realized and Unrealized Gains on
     Investments..................................        0.21
                                                       -------
  Total from Investment Activities................        0.22
                                                       -------
NET ASSET VALUE, END OF PERIOD....................     $ 10.22
                                                       =======
TOTAL RETURN*(b)..................................        2.20%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................     $17,563
Net Investment Income Net of
  Waivers/Reimbursements(c).......................        0.74%
Expenses Before Waivers/Reimbursements**(c).......        1.37%
Expenses Net of Waivers/Reimbursements(c).........        1.20%
Portfolio Turnover Rate...........................       21.38%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
(FORMERLY KNOWN AS USAZ TEMPLETON DEVELOPED MARKETS FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (91.1%):
Banking/Financial Services (14.7%):
   32,230   3I Group plc..................  $   359,106
    7,700   ABN AMRO Holding NV...........      168,821
   50,373   Amp, Ltd. ....................      222,820
   37,800   Anglo Irish Bank Corp. .......      594,604
   44,960   Collins Stewart Tullett plc...      345,140
   18,600   ICICI Bank, Ltd., ADR.........      225,060
   31,000   Joyo Bank, Ltd. ..............      138,164
       60   Mitsubishi Tokyo Financial
              Group, Inc. ................      556,883
   14,516   MLP AG........................      213,295
    5,600   National Australia Bank,
              Ltd. .......................      116,772
   10,220   Royal Bank of Scotland Group
              plc.........................      295,228
   36,500   Skandia Forsakrings AB........      151,589
    2,830   Societe Generale..............      241,046
                                            -----------
                                              3,628,528
                                            -----------
Computers (4.1%):
   13,982   Autonomy Corp. plc*...........       63,714
    7,000   Canon, Inc. ..................      369,877
   22,500   Getronics NV*.................       61,732
    4,000   Infosys Technologies, Ltd.,
              ADR.........................      371,079
    2,527   Logitech International SA*....      115,287
    1,460   Ubi Soft Entertainment SA*....       35,233
                                            -----------
                                              1,016,922
                                            -----------
E-Commerce (0.8%):
    4,620   Lg Home Shopping, Inc. .......      188,163
                                            -----------
Electronics (7.5%):
   47,300   Art Advanced Research
              Technologies, Inc.*.........       74,820
   16,900   ASM International NV*.........      349,493
   24,270   Electrocomponents plc.........      157,614
   10,342   Epcos AG*.....................      216,279
    1,000   Keyence Corp. ................      228,726
    9,000   Nippon Electric Glass Company,
              Ltd. .......................      189,395
   10,000   Omron Corp. ..................      234,791
      249   Samsung Electronics Company,
              Ltd. .......................      102,923
   19,000   Sharp Corp. ..................      304,329
                                            -----------
                                              1,858,370
                                            -----------
Health Care (1.2%):
   14,300   Luxottica Group SPA...........      238,893
   18,100   Ortivus AB, Class B*..........       68,666
                                            -----------
                                                307,559
                                            -----------
Manufacturing (19.8%):
   11,139   Aalberts Industries NV........      334,140
   15,380   Cadbury Schweppes plc.........      133,104
    4,700   Compania Vale do Rio Doce,
              ADR.........................      183,770
    7,399   Continental AG................      357,737

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Manufacturing, continued
   96,000   Empresa Brasileira de
              Aeronautica SA..............  $   686,916
    3,770   Essilor International SA......      246,636
   52,136   Foster's Group, Ltd. .........      171,962
    6,677   Hyundai Heavy Industries
              Company, Ltd. ..............      158,825
   12,474   Jenoptik AG*..................      134,616
   17,000   Konica Minolta Holdings,
              Inc. .......................      235,269
    2,270   L'Oreal SA....................      181,722
    1,100   Nidec Corp. ..................      113,012
    2,230   Pernod Ricard SA..............      285,794
      404   Porsche AG....................      272,182
    6,490   Rio Tinto plc.................      156,547
    1,002   SEB SA........................      119,740
    3,317   Siemens AG....................      239,247
    3,000   Takeda Chemical Industries,
              Ltd. .......................      132,053
    1,600   Tdk Corp. ....................      121,742
    5,000   Terumo Corp. .................      125,666
   22,360   Unilever plc..................      220,052
   16,000   Ushio, Inc. ..................      289,359
                                            -----------
                                              4,900,091
                                            -----------
Media (6.4%):
    5,180   British Sky Broadcasting Group
              plc.........................       58,611
    5,028   Gestevision Telecinco SA*.....       75,229
    3,500   Grupo Televisa SA.............      158,445
   16,200   Mediaset SPA..................      185,098
    7,130   Societe Television Francaise
              1...........................      225,096
    2,100   Sogecable SA*.................       84,889
    6,758   T-Online International AG*....       76,721
   20,700   The News Corporation, Ltd. ...      183,418
   10,410   Vivendi Universal SA*.........      289,421
       24   Yahoo Japan Corp.*............      233,781
                                            -----------
                                              1,570,709
                                            -----------
Oil/Gas (3.2%):
    2,300   BP plc, ADR...................      123,211
    2,870   Technip SA....................      390,214
      910   Total SA, Class B.............      173,883
    2,900   Tsakos Energy Navigation,
              Ltd. .......................       98,484
                                            -----------
                                                785,792
                                            -----------
Pharmaceuticals (10.3%):
    1,660   AstraZeneca plc...............       74,708
    2,450   Aventis SA....................      185,376
    4,300   Dr. Reddy's Laboratories,
              Ltd., ADR...................       74,734
    4,000   Fujisawa Pharmaceutical
              Companys, Ltd. .............       95,019
    8,460   GlaxoSmithKline plc...........      171,748
   10,300   H. Lundbeck A/S...............      224,784
    7,200   Neurosearch A/S*..............      264,641
   22,110   NicOx SA*.....................       94,363
  162,200   Novogen, Ltd.*................      600,730

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
(FORMERLY KNOWN AS USAZ TEMPLETON DEVELOPED MARKETS FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Pharmaceuticals, continued
    2,000   Sanofi-Synthelabo SA..........  $   127,061
    3,164   Schering AG...................      187,122
   13,000   Shionogi & Company, Ltd. .....      224,113
   84,840   SkyePharma plc*...............       98,773
    1,900   Teva Pharmaceutical
              Industries, Ltd., ADR.......      127,851
                                            -----------
                                              2,551,023
                                            -----------
Real Estate (1.2%):
   24,000   Sumitomo Realty & Development
              Company, Ltd. ..............      298,180
                                            -----------
Retail/Wholesale (6.1%):
   13,100   Buhrmann NV...................      130,509
    1,460   Carrefour SA..................       70,999
    4,389   Compagnie Finaciere Richemont
              AG, Class A.................      114,871
   86,420   Dixons Group plc..............      259,784
    5,750   Heineken NV...................      189,382
   12,700   Hennes & Mauritz AB, Class
              B...........................      328,810
      478   Nestle SA, Registered
              Shares......................      127,783
    4,450   Next plc......................      115,192
   10,691   Takashimaya Company, Ltd. ....      123,985
    6,800   Woolworths, Ltd. .............       54,171
                                            -----------
                                              1,515,486
                                            -----------
Services (3.3%):
   55,850   BTG plc*......................      109,724
    3,964   Daito Trust Construction
              Company, Ltd. ..............      152,994
    3,000   Impala Platinum Holdings,
              Ltd. .......................      229,614
    2,700   Koninklijke Boskalis
              Westminster NV..............       69,963
    9,880   Leighton Holdings, Ltd. ......       62,759

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Services, continued
    5,200   Prosegur, Compania de
              Seguridad SA................  $    80,085
    4,400   Randstad Holding NV...........      120,882
                                            -----------
                                                826,021
                                            -----------
Telecommunications (10.4%):
       61   KDDI..........................      349,789
    6,700   Nokia Oyj.....................       96,896
    6,100   SK Telecom Company, Ltd.,
              ADR.........................      128,039
   46,000   Tandberg ASA..................      486,458
   30,600   Telecom Italia Mobile
              S.p.A. .....................      173,882
  204,000   Telefonaktiebolaget Lm
              Ericsson, Class B*..........      602,842
    4,596   United Internet AG, Registered
              Shares......................      128,620
  269,790   Vodafone Group plc............      592,611
                                            -----------
                                              2,559,137
                                            -----------
Travel/Entertainment (2.1%):
   20,700   Amadeus Global Travel
              Distribution SA, Class A....      136,052
    4,200   Carnival Corp. ...............      197,400
   18,020   William Hill plc..............      181,602
                                            -----------
                                                515,054
                                            -----------
  Total Common Stocks                        22,521,035
                                            -----------
DEPOSIT ACCOUNT (8.5%):
2,095,680   NTRS London Deposit Account...    2,095,680
                                            -----------
  Total Investments
    (Cost $24,947,480) (a)--99.6%            24,616,715
  Other assets in excess of
    liabilities--0.4%                            90,746
                                            -----------
  Net Assets--100.0%                        $24,707,461
                                            ===========

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $   740,495
    Unrealized depreciation...................   (1,071,260)
                                                -----------
    Net unrealized depreciation...............  $  (330,765)
                                                ===========

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
(FORMERLY KNOWN AS USAZ TEMPLETON DEVELOPED MARKETS FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

   The following represents the concentrations by country as of June 30, 2004 based upon the total fair value.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    Japan.....................................     18.4%
    United States.............................     16.8%
    United Kingdom............................     16.2%
    France....................................     10.9%
    Germany...................................      7.1%
    Australia.................................      5.7%
    Sweden....................................      4.7%
    Netherlands...............................      4.5%
    Brazil....................................      2.8%
    Italy.....................................      2.5%
    Denmark...................................      2.0%
    Norway....................................      2.0%
    Korea.....................................      1.8%
    Spain.....................................      1.5%
    Switzerland...............................      1.5%
    South Africa..............................      0.9%
    Finland...................................      0.4%
    Canada....................................      0.3%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                  USAZ OPPENHEIMER
                                                              INTERNATIONAL GROWTH FUND
                                                               (FORMERLY KNOWN AS USAZ
                                                                 TEMPLETON DEVELOPED
                                                                    MARKETS FUND)
                                                              -------------------------
ASSETS
Investments, at cost........................................         $24,947,480
                                                                     ===========
Investments, at fair value..................................         $24,616,715
Foreign currency, at fair value (a).........................             195,350
Dividends receivable........................................              35,173
Receivable for investments sold.............................              42,768
Reclaim receivable..........................................               9,533
Prepaid expenses............................................                 887
                                                                     -----------
  Total Assets..............................................          24,900,426
                                                                     -----------
LIABILITIES
Dividends payable...........................................              85,772
Payable for investments purchased...........................              76,307
Manager fees payable........................................              15,300
Distribution fees payable...................................               4,773
Other accrued liabilities...................................              10,813
                                                                     -----------
  Total Liabilities.........................................             192,965
                                                                     -----------
NET ASSETS..................................................         $24,707,461
                                                                     ===========
NET ASSETS CONSIST OF:
  Capital...................................................         $22,764,746
  Distributions in excess of net investment income..........              (6,108)
  Net realized gains on investments and foreign currency....           2,281,797
  Net unrealized depreciation of investments and foreign
     currency...............................................            (332,974)
                                                                     -----------
NET ASSETS..................................................         $24,707,461
                                                                     ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................           2,130,712
Net Asset Value (offering and redemption price per share)...         $     11.60
                                                                     ===========

------------

(a)  Foreign currency at cost was $198,617.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004
(UNAUDITED)

                                                                  USAZ OPPENHEIMER
                                                              INTERNATIONAL GROWTH FUND
                                                               (FORMERLY KNOWN AS USAZ
                                                                 TEMPLETON DEVELOPED
                                                                    MARKETS FUND)
                                                              -------------------------
INVESTMENT INCOME:
Dividends...................................................         $   238,134
Foreign withholding tax.....................................             (24,847)
                                                                     -----------
     Total Investment Income................................             213,287
                                                                     -----------
EXPENSES:
Manager fees................................................              88,303
Administration fees.........................................              10,648
Distribution fees...........................................              25,229
Fund accounting fees........................................               4,792
Custodian fees..............................................              15,667
Legal fees..................................................               1,956
Other expenses..............................................               6,462
                                                                     -----------
     Total expenses before waivers..........................             153,057
     Less expenses waived by the Manager....................             (19,434)
                                                                     -----------
     Net Expenses...........................................             133,623
                                                                     -----------
NET INVESTMENT INCOME.......................................              79,664
                                                                     -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments and foreign currency......           2,402,586
Change in unrealized appreciation/depreciation in
  investments and foreign currency..........................          (2,571,396)
                                                                     -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS...........            (168,810)
                                                                     -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........         $   (89,146)
                                                                     ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ OPPENHEIMER
                                                               INTERNATIONAL GROWTH FUND
                                                                (FORMERLY KNOWN AS USAZ
                                                              TEMPLETON DEVELOPED MARKETS
                                                                         FUND)
                                                              ----------------------------
                                                              PERIOD ENDED     YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2004            2003
                                                              ------------    ------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $    79,664     $    94,091
  Net realized gain/(loss) on investments and foreign
     currency...............................................    2,402,586         (58,439)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................   (2,571,396)      2,908,769
                                                              -----------     -----------
  Net change in net assets from operations:.................      (89,146)      2,944,421
                                                              -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................      (85,772)        (87,552)
  From net realized gains on investments....................           --         (12,342)
                                                              -----------     -----------
  Net change in net assets resulting from dividends to
     shareholders...........................................      (85,772)        (99,894)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   11,714,662       5,809,637
  Proceeds from dividends reinvested........................           --          99,894
  Cost of shares redeemed...................................   (1,492,204)       (489,006)
                                                              -----------     -----------
  Change in net assets from capital transactions............   10,222,458       5,420,525
                                                              -----------     -----------
  Net change in net assets..................................   10,047,540       8,265,052
NET ASSETS:
  Beginning of period.......................................   14,659,921       6,394,869
                                                              -----------     -----------
  End of period.............................................  $24,707,461     $14,659,921
                                                              ===========     ===========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME............  $    (6,108)    $        --
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    1,000,147         582,226
  Dividends reinvested......................................           --          10,604
  Shares redeemed...........................................     (136,361)        (56,446)
                                                              -----------     -----------
  Net change in shares......................................      863,786         536,364
                                                              ===========     ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
(FORMERLY KNOWN AS USAZ TEMPLETON DEVELOPED MARKETS FUND)
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Oppenheimer International Growth Fund.

  On March 8, 2004, the USAZ Templeton Developed Markets Fund became the USAZ Oppenheimer International Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer International Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
(FORMERLY KNOWN AS USAZ TEMPLETON DEVELOPED MARKETS FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. Templeton Investment Counsel, LLC provided investment advisory services as the Subadviser for the Fund prior to March 8, 2004. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
(FORMERLY KNOWN AS USAZ TEMPLETON DEVELOPED MARKETS FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer International Growth Fund..................    0.875*          1.45%**

  * The Manager fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the period based on actual net assets.

  ** The USAZ Oppenheimer International Growth Fund changed its expense limit from 1.25% to 1.45% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                             ----------   ----------   ----------   ----------
   USAZ Oppenheimer International Growth Fund..............   $18,892      $118,448     $59,406      $19,434

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee, and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $929 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Oppenheimer International Growth Fund..................  $29,124,711   $18,909,747

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, are as follows:

                                                                   EXPIRES      EXPIRES
                                                                  12/31/2010   12/31/2011
                                                                  ----------   ----------
   USAZ Oppenheimer International Growth Fund..................    $67,265      $36,040

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
(FORMERLY KNOWN AS USAZ TEMPLETON DEVELOPED MARKETS FUND)
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED
                                                    PERIOD ENDED     DECEMBER 31,      NOVEMBER 5, 2001 TO
                                                      JUNE 30,     -----------------      DECEMBER 31,
                                                      2004***       2003      2002           2001(a)
                                                    ------------   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 11.57      $  8.75   $ 10.25         $10.00
                                                      -------      -------   -------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................       0.04         0.12      0.09          (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.03         2.81     (1.50)          0.26
                                                      -------      -------   -------         ------
  Total from Investment Activities................       0.07         2.93     (1.41)          0.25
                                                      -------      -------   -------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................      (0.04)       (0.10)    (0.09)            --
  Net Realized Gains..............................         --        (0.01)       --             --
                                                      -------      -------   -------         ------
  Total Dividends.................................      (0.04)       (0.11)    (0.09)            --
                                                      -------      -------   -------         ------
NET ASSET VALUE, END OF PERIOD....................    $ 11.60      $ 11.57   $  8.75         $10.25
                                                      =======      =======   =======         ======
TOTAL RETURN*(b)..................................       0.61%       33.77%   (13.90)%         2.50%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $24,707      $14,660   $ 6,395         $5,324
Net Investment Income/(Loss) Net of Waivers/
  Reimbursements(c)...............................       0.79%        1.05%     0.91%         (0.52)%
Expenses Before Waivers/
  Reimbursements**(c).............................       1.52%        1.91%     3.36%          3.56%
Expenses Net of Waivers/
  Reimbursements(c)...............................       1.33%        1.25%     1.25%          1.25%
Portfolio Turnover Rate...........................     106.62%        9.22%     5.19%            --

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (97.9%):
Advertising (0.5%):
   34,000   Ventiv Health, Inc.*.........  $    526,320
                                           ------------
Banking/Financial Services (4.0%):
   42,600   Commercial Capital Bancorp,
              Inc.*......................       739,962
    8,400   Direct General Corp. ........       270,984
   20,000   Investors Financial Services
              Corp. .....................       871,600
   13,600   Redwood Trust, Inc. .........       757,248
   17,000   UCBH Holdings, Inc. .........       671,840
   12,800   Westcorp.....................       581,760
                                           ------------
                                              3,893,394
                                           ------------
Computers (18.1%):
   53,800   Aladdin Knowledge Systems*...       885,010
   28,600   Altiris, Inc.*...............       789,646
   20,000   Anteon International
              Corp.*.....................       652,400
   31,300   ATI Technologies, Inc.*......       590,318
   20,000   Autodesk, Inc. ..............       856,200
   21,200   Blackboard, Inc.*............       425,060
   19,800   Cognizant Technology
              Solutions Corp.*...........       503,118
   31,300   Digital River, Inc.*.........     1,021,319
   33,500   Digitas, Inc.*...............       369,505
   51,750   eResearch Technology,
              Inc.*......................     1,448,999
   35,500   F5 Networks, Inc.*...........       940,040
   18,800   FileNET Corp.*...............       593,516
   17,700   Given Imaging, Ltd.*.........       626,049
   12,000   Global Payments, Inc. .......       540,240
   12,000   Hyperion Solutions Corp.*....       524,640
   70,000   iVillage, Inc.*..............       444,500
   41,800   Lexar Media, Inc.*...........       279,224
   36,400   Macromedia, Inc.*............       893,620
    5,700   Netease.com, Inc., ADR*......       235,524
   94,800   NIC, Inc.*...................       679,716
   43,800   Novatel Wireless, Inc.*......     1,160,700
   46,400   Packeteer, Inc.*.............       749,360
   72,000   SonicWALL, Inc.*.............       619,200
  110,800   SupportSoft, Inc.*...........       961,744
   20,000   Synaptics, Inc.*.............       383,000
   36,500   VeriSign, Inc.*..............       726,350
                                           ------------
                                             17,898,998
                                           ------------
E-Commerce (2.7%):
   20,000   Ask Jeeves, Inc.*............       780,600
   41,700   Jupitermedia Corp.*..........       590,472
   22,000   Priceline.com, Inc.*.........       592,460
   22,300   SINA Corp.*..................       735,677
                                           ------------
                                              2,699,209
                                           ------------
Educational Services (4.5%):
   73,200   Corinthian Colleges, Inc.*...     1,810,968
   49,700   eCollege.com, Inc.*..........       795,200
   30,000   Education Lending Group,
              Inc.*......................       532,500
   20,000   First Marblehead Corp.*......       805,200
   13,500   Universal Technical
              Institute, Inc.*...........       539,730
                                           ------------
                                              4,483,598
                                           ------------
Electronics (8.8%):
   27,800   AMIS Holdings, Inc.*.........       470,376

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Electronics, continued
   20,000   ATMI, Inc.*..................  $    546,200
   20,100   Diodes, Inc.*................       476,169
   20,000   Flir Systems, Inc.*..........     1,098,000
   40,000   Integrated Device Technology,
              Inc.*......................       553,600
   30,200   Intergrated Silicon Solution,
              Inc.*......................       368,742
   32,300   Magma Design Automation,
              Inc.*......................       621,129
   46,000   Microsemi Corp.*.............       653,660
   41,000   OmniVision Technologies,
              Inc.*......................       653,950
  115,000   On Semiconductor Corp.*......       577,300
   23,100   PLX Technology, Inc.*........       398,706
   17,900   Silicon Laboratories,
              Inc.*......................       829,665
  125,700   Skyworks Solutions, Inc.*....     1,097,361
   30,000   Trident Microsystems*........       336,300
                                           ------------
                                              8,681,158
                                           ------------
Health Care (5.3%):
   18,800   Digene Corp.*................       686,764
   26,300   Gen-Probe, Inc.*.............     1,244,516
   40,000   HealthExtras, Inc.*..........       662,800
   24,400   Immucor, Inc.*...............       794,220
   15,000   INAMED Corp.*................       942,750
   16,400   Possis Medical, Inc.*........       560,060
   18,000   Symbion, Inc.*...............       314,280
                                           ------------
                                              5,205,390
                                           ------------
Manufacturing (2.6%):
   19,350   Ceradyne, Inc.*..............       692,150
   41,200   GrafTech International,
              Ltd.*......................       430,952
   50,000   I-Flow Corp.*................       593,000
   12,000   Meritage Corp.*..............       825,600
                                           ------------
                                              2,541,702
                                           ------------
Media (2.8%):
   25,000   Avid Technology, Inc.*.......     1,364,250
   32,500   Macrovision Corp.*...........       813,475
   77,800   TiVo, Inc.*..................       551,602
                                           ------------
                                              2,729,327
                                           ------------
Medical Equipment & Supplies (2.7%):
   21,900   Animas Corp.*................       408,435
   34,700   Biolase Technology, Inc.*....       467,062
   21,400   Gevity HR, Inc. .............       560,466
   71,000   Palomar Medical Technologies,
              Inc. ......................     1,192,090
                                           ------------
                                              2,628,053
                                           ------------
Oil/Gas (1.2%):
   12,000   Frontline, Ltd. .............       414,120
   30,000   Maverick Tube Corp.*.........       787,800
                                           ------------
                                              1,201,920
                                           ------------
Pharmaceuticals (9.7%):
   30,000   Axcan Pharma, Inc.*..........       633,000
   64,700   Bio-Imaging Technologies,
              Inc.*......................       297,620
   34,500   DOV Pharmaceutical, Inc.*....       481,620
   45,000   First Horizon Pharmaceutical
              Corp. .....................       850,500

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals, continued
   52,000   Impax Laboratories, Inc.*....  $  1,007,760
  100,600   Isolagen, Inc.*..............     1,034,168
   50,000   LifeCell Corp.*..............       564,500
   27,200   Martek Biosciences Corp.*....     1,527,824
   41,400   MGI Pharma, Inc.*............     1,118,214
   66,100   Pharmacyclics, Inc.*.........       672,237
   37,600   QLT, Inc.*...................       752,752
   44,300   VaxGen, Inc.*................       627,288
                                           ------------
                                              9,567,483
                                           ------------
Retail/Wholesale (9.7%):
   32,000   American Eagle Outfitters,
              Inc.*......................       925,120
   30,000   Big 5 Sporting Goods
              Corp.*.....................       785,700
      900   Cabela's, Inc.*..............        24,255
   40,000   Chicago Pizza & Brewery,
              Inc.*......................       608,400
   27,000   Coldwater Creek, Inc.*.......       714,690
   56,600   Deckers Outdoor Corp.*.......     1,669,134
    4,700   Design Within Reach, Inc.*...        77,221
   37,300   Guess ?, Inc.*...............       600,530
   11,800   MSC Industrial Direct Co.,
              Class A....................       387,512
   20,000   NBTY, Inc.*..................       587,800
   25,000   Quiksilver, Inc.*............       595,250
   11,700   Sanderson Farms, Inc. .......       627,354
   20,000   Tractor Supply Co.*..........       836,400
   18,800   Urban Outfitters, Inc.*......     1,145,108
                                           ------------
                                              9,584,474
                                           ------------
Services (10.4%):
   40,000   aQuantive, Inc.*.............       395,200
   52,100   Color Kinetics, Inc.*........       521,521
   18,000   EGL, Inc.*...................       478,800
   36,100   Exar Corp.*..................       529,226
   15,000   General Maritime Corp.*......       411,600
   32,500   Laureate Education, Inc.*....     1,242,800
   66,700   Life Time Fitness, Inc.*.....     1,400,700
   67,200   Metrologic Instruments,
              Inc.*......................     1,339,968
   45,000   Omicell, Inc.*...............       657,450
    8,000   Resources Connection,
              Inc.*......................       312,880
   25,600   Shuffle Master, Inc.*........       929,536
   46,900   Sonic Solutions*.............       996,625
   14,300   VCA Antech, Inc.*............       640,926

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Services, continued
   16,000   Veeco Instruments, Inc.*.....  $    412,960
                                           ------------
                                             10,270,192
                                           ------------
Telecommunications (8.6%):
   22,000   ADTRAN, Inc. ................       734,140
   40,000   Aeroflex, Inc.*..............       573,200
  110,000   Airspan Networks, Inc.*......       609,400
   67,200   Arris Group, Inc.*...........       399,168
   26,900   Atheros Communications*......       283,526
   77,700   AudioCodes, Ltd.*............       930,846
   40,000   Ditech Communications
              Corp.*.....................       933,600
   52,500   IXC Communications, Inc.*....       516,600
   79,800   Performance Technologies,
              Inc.*......................       750,918
   24,000   Plantronics, Inc.*...........     1,010,400
   26,600   Sierra Wireless, Inc.*.......       984,998
   23,900   UTStarcom, Inc.*.............       722,975
                                           ------------
                                              8,449,771
                                           ------------
Transportation (1.3%):
   15,000   Landstar System, Inc.*.......       793,050
   18,000   Old Dominion Freight Line,
              Inc.*......................       530,640
                                           ------------
                                              1,323,690
                                           ------------
Travel/Entertainment (5.0%):
   83,550   Activision, Inc.*............     1,328,445
   94,200   Marvel Enterprises, Inc.*....     1,838,784
   50,600   Scientific Games Corp., Class
              A*.........................       968,484
   19,000   Yellow Roadway Corp.*........       757,340
                                           ------------
                                              4,893,053
                                           ------------
  Total Common Stocks                        96,577,732
                                           ------------
DEPOSIT ACCOUNT (4.7%):
4,590,515   NTRS London Deposit
              Account....................     4,590,515
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN ( 42.3%):
41,748,314  Northern Trust Institutional
              Liquid Asset Portfolio.....    41,748,314
                                           ------------
  Total Investments
    (Cost $133,965,234) (a)--144.9%         142,916,561
  Liabilities in excess of other
    assets--(44.9)%                         (44,265,118)
                                           ------------
  Net Assets--100.0%                       $ 98,651,443
                                           ============

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $13,614,250
    Unrealized depreciation...................   (4,622,923)
                                                -----------
    Net unrealized appreciation...............  $ 8,951,327
                                                ===========

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                   USAZ
                                                                OPPENHEIMER
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
ASSETS
Investments, at cost........................................   $133,965,234
                                                               ============
Investments, at fair value*.................................   $142,916,561
Dividends receivable........................................         11,104
Receivable for investments sold.............................        825,700
Prepaid expenses............................................          3,509
                                                               ------------
  Total Assets..............................................    143,756,874
                                                               ------------
LIABILITIES
Payable for investments purchased...........................      3,255,858
Payable for cash collateral received on loaned securities...     41,748,314
Manager fees payable........................................         70,686
Distribution fees payable...................................         18,994
Other accrued liabilities...................................         11,579
                                                               ------------
  Total Liabilities.........................................     45,105,431
                                                               ------------
NET ASSETS..................................................   $ 98,651,443
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $ 90,407,584
  Accumulated net investment loss...........................       (463,697)
  Net realized losses on investments........................       (243,771)
  Net unrealized appreciation of investments................      8,951,327
                                                               ------------
NET ASSETS..................................................   $ 98,651,443
                                                               ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................      7,564,517
Net Asset Value (offering and redemption price per share)...   $      13.04
                                                               ============

------------

*    Includes securities on loan of $42,195,141.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                   USAZ
                                                                OPPENHEIMER
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
INVESTMENT INCOME:
Dividends...................................................    $    56,396
Income from securities lending..............................         27,478
                                                                -----------
     Total Investment Income................................         83,874
                                                                -----------
EXPENSES:
Manager fees................................................        362,192
Administration fees.........................................         43,841
Distribution fees...........................................        106,527
Fund accounting fees........................................          1,671
Custodian fees..............................................          8,488
Legal fees..................................................          5,712
Recoupment of prior expenses reimbursed by the Manager......          1,384
Other expenses..............................................         17,756
                                                                -----------
     Total Expenses.........................................        547,571
                                                                -----------
NET INVESTMENT LOSS.........................................       (463,697)
                                                                -----------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
Net realized losses on investments..........................       (484,661)
Change in unrealized appreciation/depreciation in
  investments...............................................       (396,382)
                                                                -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS...........       (881,043)
                                                                -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........    $(1,344,740)
                                                                ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ OPPENHEIMER
                                                                  EMERGING GROWTH FUND
                                                              ----------------------------
                                                              PERIOD ENDED     YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2004            2003
                                                              ------------    ------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $  (463,697)    $  (349,832)
  Net realized gain/(loss) on investments...................     (484,661)      2,855,021
  Change in unrealized appreciation/depreciation on
     investments............................................     (396,382)      9,411,960
                                                              -----------     -----------
  Net change in net assets from operations:.................   (1,344,740)     11,917,149
                                                              -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................           --        (488,350)
                                                              -----------     -----------
  Net change in net assets resulting from dividends to
     shareholders...........................................           --        (488,350)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   42,817,732      47,107,410
  Proceeds from dividends reinvested........................      488,350              --
  Cost of shares redeemed...................................   (7,898,417)     (7,860,448)
                                                              -----------     -----------
  Change in net assets from capital transactions............   35,407,665      39,246,962
                                                              -----------     -----------
  Net change in net assets..................................   34,062,925      50,675,761
NET ASSETS:
  Beginning of period.......................................   64,588,518      13,912,757
                                                              -----------     -----------
  End of period.............................................  $98,651,443     $64,588,518
                                                              ===========     ===========
ACCUMULATED NET INVESTMENT LOSS.............................  $  (463,697)    $        --
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    3,189,284       3,947,707
  Dividends reinvested......................................       37,537              --
  Shares redeemed...........................................     (627,786)       (702,279)
                                                              -----------     -----------
  Net change in shares......................................    2,599,035       3,245,428
                                                              ===========     ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Oppenheimer Emerging Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Emerging Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                      VALUE OF     VALUE OF LOANED      JANUARY THROUGH
                                                     COLLATERAL      SECURITIES          JUNE 30, 2004
                                                     -----------   ---------------   ---------------------
   USAZ Oppenheimer Emerging Growth Fund...........  $43,022,842     $42,195,141          $23,993,153

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer Emerging Growth Fund.......................     0.85%          1.35%*

  * The Oppenheimer Emerging Growth Fund changed its expense limit from 1.25% to 1.35% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
   USAZ Oppenheimer Emerging Growth Fund.......................   $80,353      $44,619

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $4,154 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   -----------
   USAZ Oppenheimer Emerging Growth Fund.......................  $105,451,879   $68,216,611

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    PERIOD ENDED    YEAR ENDED     MAY 1, 2002 TO
                                                      JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                                      2004***          2003           2002(a)
                                                    ------------   ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 13.01        $  8.09          $ 10.00
                                                      -------        -------          -------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................      (0.06)         (0.07)           (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.09           5.09            (1.89)
                                                      -------        -------          -------
  Total from Investment Activities................       0.03           5.02            (1.91)
                                                      -------        -------          -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..............................         --          (0.10)              --
                                                      -------        -------          -------
  Total Dividends.................................         --          (0.10)              --
                                                      -------        -------          -------
NET ASSET VALUE, END OF PERIOD....................    $ 13.04        $ 13.01          $  8.09
                                                      =======        =======          =======
TOTAL RETURN*(b)..................................       0.23%         62.03%          (19.10)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $98,651        $64,589          $13,913
Net Investment Loss Net of
  Waivers/Reimbursements(c).......................      (1.09)%        (1.11)%          (0.57)%
Expenses Before Waivers/Reimbursements**(c).......       1.28%          1.39%            2.38%
Expenses Net of Waivers/Reimbursements(c).........       1.28%          1.25%            1.25%
Portfolio Turnover Rate...........................      82.81%        174.59%          144.70%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
CERTIFICATES OF DEPOSIT (14.2%):
Banking/Financial Services (14.2%):
$ 5,000,000   BNP Paribas SA, 1.39%,
                8/5/04...................  $  4,999,952
 10,000,000   KBC BK NV, 1.26%, 7/16/04..    10,000,042
  5,000,000   Morgan Stanley, 1.35%,
                12/27/04*................     5,000,000
  5,000,000   Royal Bank of Scotland plc,
                1.34%, 9/30/04...........     4,999,512
 12,000,000   Wells Fargo Bank NA, 1.13%,
                7/13/04..................    12,000,000
                                           ------------
  Total Certificates of Deposit              36,999,506
                                           ------------
COMMERCIAL PAPER (b) (73.2%):
Banking/Financial Services (58.9%):
$ 1,001,000   Amsterdam Funding Corp.,
                1.37%, 7/27/04 (c).......     1,000,024
  1,483,000   Amsterdam Funding Corp.,
                1.11%, 7/1/04 (c)........     1,483,000
  8,264,000   Barton Capital Holdings,
                1.17%, 7/6/04 (c)........     8,262,680
  1,183,000   Barton Capital Holdings,
                1.15%, 7/19/04 (c).......     1,182,332
  4,000,000   Cafco, LLC, 1.34%, 8/11/04
                (c)......................     3,993,987
  4,000,000   Caisse Nationale Des
                Casisses Depar, 1.30%,
                8/6/04...................     3,995,160
  9,096,000   Citicorp, 1.30%, 8/5/04....     9,084,681
  2,000,000   CXC, LLC, 1.23%, 8/3/04
                (c)......................     1,997,653
  2,000,000   Danske Corp., 1.09%,
                9/16/04..................     1,995,423
  7,000,000   Falcon Asset Securitization
                Corp., 1.27%, 7/22/04....     6,994,896
  4,793,000   Falcon Asset Securitization
                Corp., 1.27%, 7/27/04....     4,788,673
 13,000,000   Fcar Owner Trust, 1.53%,
                9/3/04...................    12,965,333
  6,378,000   Goldman Sachs Group, Inc.,
                1.29%, 7/16/04...........     6,374,625
  2,641,000   HBOS Treasury Services plc,
                1.37%, 8/4/04............     2,637,633
  1,436,000   HBOS Treasury Services plc,
                1.09%, 7/1/04............     1,436,000
  3,732,000   Independence Funding, LLC,
                1.16%, 7/9/04............     3,731,055
 10,000,000   Long Lane Master Trust IV,
                1.14%, 7/12/04 (c).......     9,996,578
  5,000,000   Morgan Stanley, 1.14%,
                7/19/04..................     4,997,200
  7,627,000   Natexis Banques, 1.27%,
                7/26/04..................     7,620,379
  5,942,000   New Center Asset, 1.25%,
                8/2/04...................     5,935,503
  2,000,000   Old Line Funding Corp.,
                1.12%, 7/6/04 (c)........     1,999,694

 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
COMMERCIAL PAPER (b), CONTINUED
Banking/Financial Services, continued
$ 8,000,000   Old Line Funding Corp.,
                1.28%, 7/29/04...........  $  7,992,160
    959,000   Park Granada, LLC, 1.13%,
                7/6/04 (c)...............       958,852
  4,468,000   Park Granada, LLC, 1.24%,
                7/26/04 (c)..............     4,464,215
  2,000,000   Sheffield Receivables
                Corp., 1.13%, 7/7/04
                (c)......................     1,999,630
  4,000,000   Spiktab Swedmortgage,
                1.37%, 7/20/04...........     3,997,150
  5,751,000   SPINTAB Swedmortgage,
                1.09%, 7/1/04............     5,751,000
 10,000,000   Tulip Funding, 1.12%,
                7/1/04...................     9,999,999
  2,500,000   Tulip Funding, 1.40%,
                7/15/04..................     2,498,639
  1,000,000   UBS Finance Delaware, Inc.,
                1.14%, 7/13/04...........       999,625
  6,300,000   UBS Finance Delaware, Inc.,
                1.12%, 7/15/04...........     6,297,305
  1,371,000   UBS Finance Delaware, Inc.,
                1.34%, 9/13/04...........     1,367,280
  4,000,000   Westpac Treasury, 1.13%,
                7/27/04..................     3,996,793
                                           ------------
                                            152,795,517
                                           ------------
Beverages (1.5%):
  4,000,000   Coca Cola Enterprises,
                1.28%, 8/11/04 (c).......     3,994,260
                                           ------------
Insurance (7.4%):
  3,800,000   Aegon Funding Corp., 1.28%,
                8/9/04 (c)...............     3,794,813
    700,000   Anz (Delaware), Inc.,
                1.20%, 7/7/04............       699,862
  4,000,000   Anz (Delaware), Inc.,
                1.34%, 8/10/04...........     3,994,133
  9,850,000   Prudential plc, 1.14%,
                7/16/04 (c)..............     9,845,404
  1,092,000   Prudential plc, 1.22%,
                8/3/04 (c)...............     1,090,799
                                           ------------
                                             19,425,011
                                           ------------
Manufacturing (4.2%):
 11,000,000   Fortune Brands, Inc.,
                1.10%, 7/12/04 (c).......    10,996,370
                                           ------------
Metals/Mining (1.2%):
  3,000,000   Thunder Bay, 1.29%, 8/3/04
                (c)......................     2,996,508
                                           ------------
  Total Commercial Paper                    190,207,306
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
CORPORATE BONDS (4.2%):
Banking/Financial Services (4.2%):
$ 6,000,000   Goldman Sachs Group, Inc.,
                1.28%, 6/14/05* (c)......  $  6,002,815
  5,000,000   Merrill Lynch & Co., 1.15%,
                4/4/05*..................     5,000,000
                                           ------------
  Total Corporate Bonds                      11,002,815
                                           ------------
DEPOSIT ACCOUNT (0.0%):
      1,173   TNT Offshore Deposit
                Account..................         1,173
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (9.3%):
Federal Home Loan Mortgage Corporation (1.3%):
$ 3,260,000   6.25%, 7/15/04.............     3,266,344
                                           ------------


 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES, CONTINUED
Federal National Mortgage Association (8.0%):
$ 5,000,000   1.11%, 7/23/04 (b).........  $  4,996,654
  5,000,000   1.40%, 3/29/05.............     5,000,000
 11,000,000   1.95%, 4/29/05 (b).........    10,823,288
                                           ------------
                                             20,819,942
                                           ------------
  Total U.S. Government Sponsored
    Enterprises                              24,086,286
                                           ------------
  Total Investments
    (Cost $262,297,086) (a)--100.9%         262,297,086
  Liabilities in excess of other
    assets--(0.9)%                           (2,531,969)
                                           ------------
  Net Assets--100.0%                       $259,765,117
                                           ============

------------

* Variable rate security. The rates presented represent the rate in effect at June 30, 2004. The dates presented represents the maturity date.

(a) Also represents cost for federal tax purposes.

(b) The rates presented represent the effective yields at June 30, 2004.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                               USAZ MONEY
                                                                 MARKET
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $262,297,086
                                                              ============
Investments, at fair value..................................  $262,297,086
Interest and dividends receivable...........................       242,791
Prepaid expenses............................................         9,738
                                                              ------------
  Total Assets..............................................   262,549,615
                                                              ------------
LIABILITIES
Dividends payable...........................................       105,876
Payable for investments purchased...........................     2,498,639
Manager fees payable........................................        75,048
Distribution fees payable...................................        53,606
Other accrued liabilities...................................        51,329
                                                              ------------
  Total Liabilities.........................................     2,784,498
                                                              ------------
NET ASSETS..................................................  $259,765,117
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $259,763,171
  Net realized gains on investments.........................         1,946
                                                              ------------
NET ASSETS..................................................  $259,765,117
                                                              ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................   259,763,172
Net Asset Value (offering and redemption price per share)...  $       1.00
                                                              ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                  USAZ
                                                              MONEY MARKET
                                                                  FUND
                                                              ------------
INVESTMENT INCOME:
Interest....................................................   $1,235,504
Dividends...................................................          386
                                                               ----------
     Total Investment Income................................    1,235,890
                                                               ----------
EXPENSES:
Manager fees................................................      379,362
Administration fees.........................................      105,911
Distribution fees...........................................      270,974
Fund accounting fees........................................          604
Custodian fees..............................................       11,077
Legal fees..................................................       15,211
Other expenses..............................................       47,793
                                                               ----------
     Total Expenses.........................................      830,932
                                                               ----------
NET INVESTMENT INCOME.......................................      404,958
                                                               ----------
REALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................        1,946
                                                               ----------
NET REALIZED GAINS ON INVESTMENTS...........................        1,946
                                                               ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........   $  406,904
                                                               ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  USAZ MONEY MARKET FUND
                                                              ------------------------------
                                                              PERIOD ENDED      YEAR ENDED
                                                                JUNE 30,       DECEMBER 31,
                                                                  2004             2003
                                                              -------------    -------------
                                                               (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $     404,958    $     656,526
  Net realized gain on investments..........................          1,946            1,473
                                                              -------------    -------------
  Net change in net assets from operations:.................        406,904          657,999
                                                              -------------    -------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................       (406,431)        (657,518)
                                                              -------------    -------------
  Net change in net assets resulting from dividends to
     shareholders...........................................       (406,431)        (657,518)
                                                              -------------    -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    191,164,046      336,997,565
  Proceeds from dividends reinvested........................        347,908          700,899
  Cost of shares redeemed...................................   (118,237,946)    (344,365,212)
                                                              -------------    -------------
  Change in net assets from capital transactions............     73,274,008       (6,666,748)
                                                              -------------    -------------
  Net change in net assets..................................     73,274,481       (6,666,267)
NET ASSETS:
  Beginning of period.......................................    186,490,636      193,156,903
                                                              -------------    -------------
  End of period.............................................  $ 259,765,117    $ 186,490,636
                                                              =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $          --    $       1,473
                                                              =============    =============
SHARE TRANSACTIONS:
  Shares issued.............................................    191,164,046      336,997,565
  Dividends reinvested......................................        347,908          700,899
  Shares redeemed...........................................   (118,237,946)    (344,365,212)
                                                              -------------    -------------
  Net change in shares......................................     73,274,008       (6,666,748)
                                                              =============    =============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Money Market Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Money Market Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Investments of the Fund are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared daily and paid monthly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Prudential Investment Management, Inc. ("PIM") and the Trust, PIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Money Market Fund......................................     0.35%          0.87%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years is zero.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $11,009 paid by the Fund for meeting and retainer fees.

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    PERIOD ENDED      YEAR ENDED DECEMBER 31,       FEBRUARY 1, 2000 TO
                                                      JUNE 30,     ------------------------------      DECEMBER 31,
                                                      2004****       2003       2002       2001           2000(a)
                                                    ------------   --------   --------   --------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $   1.00     $   1.00   $   1.00   $   1.00         $  1.00
                                                      --------     --------   --------   --------         -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          --*          --*      0.01       0.03            0.05
  Net Realized Gains/(Losses) on Investments......          --*          --*        --*        --              --
                                                      --------     --------   --------   --------         -------
  Total from Investment Activities................          --*          --*      0.01       0.03            0.05
                                                      --------     --------   --------   --------         -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................          --*          --*     (0.01)     (0.03)          (0.05)
                                                      --------     --------   --------   --------         -------
  Total Dividends.................................          --*          --*     (0.01)     (0.03)          (0.05)
                                                      --------     --------   --------   --------         -------
NET ASSET VALUE, END OF PERIOD....................    $   1.00     $   1.00   $   1.00   $   1.00         $  1.00
                                                      ========     ========   ========   ========         =======
TOTAL RETURN**(b).................................        0.18%        0.34%      0.84%      3.27%           5.21%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $259,765     $186,491   $193,157   $104,481         $22,258
Net Investment Income Net of
  Waivers/Reimbursements(c).......................        0.37%        0.34%      0.81%      2.53%           5.62%
Expenses Before Waivers/ Reimbursements***(c).....        0.77%        0.88%      0.89%      1.21%           1.51%
Expenses Net of Waivers/ Reimbursements(c)........        0.77%        0.88%      0.87%      0.90%           0.90%

------------

*     Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***   During the period, certain fees were contractually reduced.
      If such fee reductions had not occurred, the ratios would have been as indicated.
****  Unaudited.
(a)   Period from commencement of operations.
(b)   Not annualized for periods less than one year.
(c)   Annualized for periods less than one year.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (87.6%):
Banking/Financial Services (14.3%):
   12,200   American Express Co. ........  $    626,836
   13,800   Bank of America Corp. .......     1,167,756
   22,900   Citigroup, Inc. .............     1,064,850
   10,000   Countrywide Financial
              Corp. .....................       702,500
   25,200   J.P. Morgan Chase & Co. .....       977,004
   15,700   MBNA Corp. ..................       404,903
13,800...   Morgan Stanley                      728,226
16,400...   U.S. Bancorp                        451,984
                                           ------------
                                              6,124,059
                                           ------------
Chemicals (1.3%):
   13,800   Dow Chemical Co. ............       561,660
                                           ------------
Computers (10.6%):
11,400...   Affiliated Computer Services,
            Inc., Class A*...............       603,516
34,300...   Cisco Systems, Inc.*.........       812,910
14,600...   Dell, Inc.*..................       522,972
   10,600   Hewlett-Packard Co. .........       223,660
    7,000   International Business
              Machines Corp. ............       617,050
   34,300   Microsoft Corp. .............       979,608
19,400...   Sap AG, ADR                         811,114
                                           ------------
                                              4,570,830
                                           ------------
Cruise Lines (1.2%):
   11,400   Carnival Corp. ..............       535,800
                                           ------------
Diversified (1.0%):
    4,900   3M Co. ......................       441,049
                                           ------------
Electronics (1.4%):
27,600...   National Semiconductor
            Corp.*.......................       606,924
                                           ------------
Health Care (2.9%):
   12,300   HCA, Inc. ...................       511,557
9,200....   Varian Medical Systems,
            Inc.*........................       730,020
                                           ------------
                                              1,241,577
                                           ------------
Hotels/Motels (0.8%):
    7,800   Starwood Hotels & Resorts
              Worldwide, Inc. ...........       349,830
                                           ------------
Household (1.3%):
   10,200   Procter & Gamble Co. ........       555,288
                                           ------------
Insurance (3.6%):
   14,400   ACE, Ltd. ...................       608,832
   13,400   American International Group,
              Inc. ......................       955,152
                                           ------------
                                              1,563,984
                                           ------------
Manufacturing (6.2%):
   27,500   Honeywell International,
              Inc. ......................     1,007,325
   16,100   Masco Corp. .................       501,998
   34,300   Tyco International, Ltd. ....     1,136,702
                                           ------------
                                              2,646,025
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Media (3.4%):
   12,800   Clear Channel Communications,
              Inc. ......................  $    472,960
   18,700   Comcast Corp., Special Class
              A*.........................       516,307
   12,900   Viacom, Inc., Class B........       460,788
                                           ------------
                                              1,450,055
                                           ------------
Metals/Mining (2.1%):
   13,800   Alcoa, Inc. .................       455,814
   13,800   Freeport-McMoRan Copper &
              Gold, Inc., Class B........       457,470
                                           ------------
                                                913,284
                                           ------------
Oil/Gas (7.2%):
   13,800   BP plc, ADR..................       739,266
    6,900   ChevronTexaco Corp. .........       649,359
    9,700   Kinder Morgan, Inc. .........       575,113
    8,500   Royal Dutch Petroleum Co., NY
              Shares.....................       439,195
   10,800   Schlumberger, Ltd. ..........       685,908
                                           ------------
                                              3,088,841
                                           ------------
Paper/Forest Products (0.9%):
    8,500   International Paper Co. .....       379,950
                                           ------------
Pharmaceuticals (11.0%):
    6,800   Allergan, Inc. ..............       608,736
    9,600   AstraZeneca Plc, ADR.........       438,144
   20,500   Caremark Rx, Inc.*...........       675,270
   11,400   Guidant Corp. ...............       637,032
   12,800   Medtronic, Inc. .............       623,616
   22,900   Pfizer, Inc. ................       785,012
    8,000   Teva Pharmaceutical
              Industries, Ltd., ADR......       538,320
    4,600   Zimmer Holdings, Inc.*.......       405,720
                                           ------------
                                              4,711,850
                                           ------------
Real Estate Investment Trusts (2.6%):
    9,200   Boston Properties, Inc. .....       460,736
    4,300   Simon Property Group,
              Inc. ......................       221,106
    7,800   Vornado Realty Trust.........       445,458
                                           ------------
                                              1,127,300
                                           ------------
Retail/Wholesale (7.1%):
    5,900   CDW Corp. ...................       376,184
   17,200   CVS Corp. ...................       722,744
   16,000   Home Depot, Inc. ............       563,200
   13,100   Kellogg Co. .................       548,235
   16,000   Wal-Mart Stores, Inc. .......       844,160
                                           ------------
                                              3,054,523
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Telecommunications (1.1%):
   13,500   Verizon Communications,
              Inc. ......................  $    488,565
                                           ------------
Tobacco (1.9%):
   16,600   Altria Group, Inc. ..........       830,830
                                           ------------
Utilities (5.7%):
    9,900   Dominion Resources, Inc. ....       624,492
   12,800   Exelon Corp. ................       426,112
   43,000   General Electric Co. ........     1,393,200
                                           ------------
                                              2,443,804
                                           ------------
  Total Common Stocks                        37,686,028
                                           ------------
DEPOSIT ACCOUNT (8.2%):
3,522,543.. TNT Offshore Deposit
            Account......................     3,522,543
                                           ------------
PREFERRED STOCKS (4.1%):
Banking/Financial Services (3.1%):
   18,540   Goldman Sachs Group, Inc. ...       513,706
   24,300   Goldman Sachs Group, Inc. ...       355,922
   20,250   Goldman Sachs Group, Inc. ...       484,259
                                           ------------
                                              1,353,887
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
PREFERRED STOCKS, CONTINUED
Insurance (1.0%):
   15,000   Chubb Corp. .................  $    419,100
                                           ------------
  Total Preferred Stocks                      1,772,987
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (4.8%):
2,041,297.. Northern Trust Institutional
            Liquid Asset Portfolio.......     2,041,297
                                           ------------
  Total Investments
    (Cost $42,066,632) (a)--104.7%           45,022,855
  Liabilities in excess of other
    assets--(4.7)%                           (2,018,872)
                                           ------------
  Net Assets--100.0%                       $ 43,003,983
                                           ============

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $3,488,154
    Unrealized depreciation...................    (531,931)
                                                ----------
    Net unrealized appreciation...............  $2,956,223
                                                ==========

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                    USAZ
                                                                  PIMCO PEA
                                                              GROWTH AND INCOME
                                                                    FUND
                                                              -----------------
ASSETS
Investments, at cost........................................     $42,066,632
                                                                 ===========
Investments, at fair value*.................................     $45,022,855
Interest and dividends receivable...........................          45,852
Receivable for investments sold.............................         118,126
Prepaid expenses............................................           1,571
                                                                 -----------
  Total Assets..............................................      45,188,404
                                                                 -----------
LIABILITIES
Dividends payable...........................................         101,731
Payable for cash collateral received on loaned securities...       2,041,297
Manager fees payable........................................          26,419
Distribution fees payable...................................           8,464
Other accrued liabilities...................................           6,510
                                                                 -----------
  Total Liabilities.........................................       2,184,421
                                                                 -----------
NET ASSETS..................................................     $43,003,983
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital...................................................     $39,722,638
  Undistributed net investment income.......................             914
  Net realized gains on investments.........................         324,208
  Net unrealized appreciation of investments................       2,956,223
                                                                 -----------
NET ASSETS..................................................     $43,003,983
                                                                 ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................       4,226,793
Net Asset Value (offering and redemption price per share)...     $     10.17
                                                                 ===========

------------

*    Includes securities on loan of $2,063,145.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    USAZ
                                                                  PIMCO PEA
                                                              GROWTH AND INCOME
                                                                    FUND
                                                              -----------------
INVESTMENT INCOME:
Interest....................................................     $     6,169
Dividends...................................................         392,967
Income from securities lending..............................             361
                                                                 -----------
     Total Investment Income................................         399,497
                                                                 -----------
EXPENSES:
Manager fees................................................         141,582
Administration fees.........................................          20,353
Distribution fees...........................................          47,194
Fund accounting fees........................................             284
Custodian fees..............................................           3,820
Legal fees..................................................           2,532
Other expenses..............................................           7,660
                                                                 -----------
     Total expenses before waivers..........................         223,425
     Less expenses waived by the Manager....................          (9,078)
                                                                 -----------
     Net Expenses...........................................         214,347
                                                                 -----------
NET INVESTMENT INCOME.......................................         185,150
                                                                 -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments...........................       1,715,518
Change in unrealized appreciation/depreciation in
  investments...............................................      (1,622,787)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............          92,731
                                                                 -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........     $   277,881
                                                                 ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       USAZ PIMCO PEA
                                                                   GROWTH AND INCOME FUND
                                                              --------------------------------
                                                                PERIOD ENDED       YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2004              2003
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................    $   185,150       $   246,938
  Net realized gain/(loss) on investments...................      1,715,518          (293,500)
  Change in unrealized appreciation/depreciation on
     investments............................................     (1,622,787)        4,950,676
                                                                -----------       -----------
  Net change in net assets from operations:.................        277,881         4,904,114
                                                                -----------       -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................       (184,236)         (246,937)
                                                                -----------       -----------
  Net change in net assets resulting from dividends to
     shareholders...........................................       (184,236)         (246,937)
                                                                -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     12,080,956        19,241,423
  Proceeds from dividends reinvested........................        187,858           192,285
  Cost of shares redeemed...................................     (1,680,975)         (354,046)
                                                                -----------       -----------
  Change in net assets from capital transactions............     10,587,839        19,079,662
                                                                -----------       -----------
  Net change in net assets..................................     10,681,484        23,736,839

NET ASSETS:
  Beginning of period.......................................     32,322,499         8,585,660
                                                                -----------       -----------
  End of period.............................................    $43,003,983       $32,322,499
                                                                ===========       ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................    $       914       $        --
                                                                ===========       ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      1,182,551         2,159,223
  Dividends reinvested......................................         18,362            22,784
  Shares redeemed...........................................       (170,247)          (42,461)
                                                                -----------       -----------
  Net change in shares......................................      1,030,666         2,139,546
                                                                ===========       ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ PIMCO PEA Growth and Income Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PIMCO PEA Growth and Income Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid quarterly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      JANUARY THROUGH
                                                      COLLATERAL     SECURITIES          JUNE 30, 2004
                                                      ----------   ---------------   ---------------------
   USAZ PIMCO PEA Growth and Income Fund............  $2,103,615     $2,063,145            $738,080

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PEA Capital, LLC ("PEA") and the Trust, PEA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PIMCO PEA Growth and Income Fund.......................     0.75%         1.20%*

  * The USAZ PIMCO PEA Growth and Income Fund changed its expense limit from 1.10% to 1.20% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                             ----------   ----------   ----------   ----------
   USAZ PIMCO PEA Growth and Income Fund...................   $19,132      $82,867      $38,204       $9,078

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,899 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ PIMCO PEA Growth and Income Fund.......................  $25,963,686   $17,201,320

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                   EXPIRES      EXPIRES
                                                                  12/31/2010   12/31/2011
                                                                  ----------   ----------
   USAZ PIMCO PEA Growth and Income Fund.......................    $938,589     $452,721

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED
                                                    PERIOD ENDED     DECEMBER 31,      NOVEMBER 5, 2001 TO
                                                      JUNE 30,     -----------------      DECEMBER 31,
                                                      2004***       2003      2002           2001(a)
                                                    ------------   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.11      $  8.13   $ 10.14         $10.00
                                                      -------      -------   -------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................       0.05         0.11      0.10           0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.06         1.98     (2.01)          0.14
                                                      -------      -------   -------         ------
  Total from Investment Activities................       0.11         2.09     (1.91)          0.16
                                                      -------      -------   -------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................      (0.05)       (0.11)    (0.10)         (0.02)
                                                      -------      -------   -------         ------
  Total Dividends.................................      (0.05)       (0.11)    (0.10)         (0.02)
                                                      -------      -------   -------         ------
NET ASSET VALUE, END OF PERIOD                        $ 10.17      $ 10.11   $  8.13         $10.14
                                                      =======      =======   =======         ======
TOTAL RETURN*(b)                                         1.04%       25.89%   (18.88)%         1.63%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $43,004      $32,322   $ 8,586         $5,165
Net Investment Income Net of
  Waivers/Reimbursements(c).......................       0.98%        1.42%     1.31%          1.54%
Expenses Before Waivers/ Reimbursements**(c)......       1.18%        1.32%     2.30%          3.70%
Expenses Net of Waivers/ Reimbursements(c)........       1.14%        1.10%     1.10%          1.09%
Portfolio Turnover Rate...........................      47.96%       38.60%    61.45%          6.46%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (84.9%):
Aerospace/Defense (0.5%):
   37,400   Boeing Co. ..................  $  1,910,766
                                           ------------
Airlines (1.1%):
204,800..   AMR Corp.*...................     2,480,128
180,000..   Delta Air Lines, Inc.*.......     1,281,600
                                           ------------
                                              3,761,728
                                           ------------
Automobiles (5.4%):
395,400..   Navistar International
            Corp.*.......................    15,325,704
  320,600   Visteon Corp. ...............     3,741,402
                                           ------------
                                             19,067,106
                                           ------------
Banking/Financial Services (12.1%):
  518,800   AmeriCredit Corp.*...........    10,132,164
  363,400   CIT Group, Inc. .............    13,914,586
   29,400   Comerica, Inc. ..............     1,613,472
   43,700   Freddie Mac..................     2,766,210
  277,700   J.P. Morgan Chase & Co. .....    10,766,429
   56,306   Liberty Media
              International*.............     2,088,941
   40,800   PMI Group, Inc. .............     1,775,616
                                           ------------
                                             43,057,418
                                           ------------
Chemicals (8.3%):
  360,729   Crompton Corp. ..............     2,272,593
  114,000   Eastman Chemical Co. ........     5,270,220
  106,400   FMC Corp.*...................     4,586,904
  295,600   IMC Global, Inc. ............     3,961,040
  170,000   Imperial Chemical Industries
              plc........................       712,814
   56,000   Imperial Chemical Industries,
              ADR........................       949,200
  327,200   Lyondell Chemical Co. .......     5,690,008
  150,000   Millennium Chemicals,
              Inc.*......................     2,598,000
  196,000   Olin Corp. ..................     3,453,520
                                           ------------
                                             29,494,299
                                           ------------
Computers (0.7%):
80,000...   Take-Two Interactive
            Software*....................     2,451,200
                                           ------------
Electronics (12.7%):
  135,700   Arrow Electronics, Inc.*.....     3,639,474
  130,200   Avnet, Inc.*.................     2,955,540
   38,900   Kulicke & Soffa Industries,
              Inc.*......................       426,344
  776,583   Micron Technology, Inc.*.....    11,889,486
1,164,114   Sanmina-SCI Corp.*...........    10,593,437
   99,600   Societe Nationale D'ETUDE ET
              DE Contruction DE*.........     1,955,381
1,253,700   Solectron Corp.*.............     8,111,439
  207,200   Teradyne, Inc.*..............     4,703,440
   21,500   Thomas & Betts Corp. ........       585,445
                                           ------------
                                             44,859,986
                                           ------------


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Health Care (1.3%):
  345,400   Tenet Healthcare Corp.*......  $  4,631,814
                                           ------------
Insurance (4.9%):
   94,600   American Equity Investment
              Life Holding Co. ..........       941,270
   75,700   CIGNA Corp. .................     5,208,917
   36,100   Conseco, Inc.*...............       718,390
   13,200   Fairfax Financial Holdings,
              Ltd. ......................     2,254,163
   69,300   Loews Corp. .................     4,155,228
   30,000   Old Republic International
              Corp. .....................       711,600
  222,700   UnumProvident Corp. .........     3,540,930
                                           ------------
                                             17,530,498
                                           ------------
Manufacturing (5.3%):
   20,000   ABB, Ltd.*...................       109,653
  198,400   ArvinMeritor, Inc. ..........     3,882,688
  169,400   Cooper Tire & Rubber Co. ....     3,896,200
  175,000   Timken Co. ..................     4,635,750
  190,400   Tyco International, Ltd. ....     6,309,856
                                           ------------
                                             18,834,147
                                           ------------
Media (1.3%):
  526,114   Liberty Media Corp., Class
              A*.........................     4,729,765
                                           ------------
Metals/Mining (1.0%):
   85,600   Alcan, Inc. .................     3,543,840
                                           ------------
Oil/Gas (2.1%):
   10,000   ENSCO International, Inc. ...       291,000
  410,784   Pride International, Inc.*...     7,028,514
                                           ------------
                                              7,319,514
                                           ------------
Paper/Forest Products (5.0%):
   20,000   Abitibi Consolidated, Inc.,
              ADR........................       103,156
  513,000   Abitibi-Consolidated,
              Inc. ......................     3,518,967
  258,900   Bowater, Inc. ...............    10,767,651
   60,000   Smurfit-Stone Container
              Corp.*.....................     1,197,000
  292,600   Tembec, Inc.*................     2,270,343
                                           ------------
                                             17,857,117
                                           ------------
Retail/Wholesale (7.2%):
   10,000   Delhaize Group...............       512,758
   53,400   Hollywood Entertainment
              Corp.*.....................       713,424
  303,600   J.C. Penney Company, Inc.
              (Holding Company)..........    11,463,936
   50,000   Payless ShoeSource, Inc.*....       745,500
  264,300   Safeway, Inc.*...............     6,697,362
  182,600   Smithfield Foods, Inc.*......     5,368,440
                                           ------------
                                             25,501,420
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Services (0.7%):
  265,000   BearingPoint, Inc.*..........  $  2,350,550
                                           ------------
Telecommunications (1.8%):
   50,000   IDT Corp., Class B*..........       922,000
  753,204   UnitedGlobalCom, Inc, Class
              A*.........................     5,468,261
                                           ------------
                                              6,390,261
                                           ------------
Tobacco (0.9%):
  123,300   Loews Corp. -- Carolina
              Group......................     3,027,015
                                           ------------
Transportation (5.2%):
  288,600   CSX Corp. ...................     9,457,422
   11,600   Overnite Corp. ..............       341,040
  307,700   Swift Transportation Co.,
              Inc.*......................     5,523,215
  175,000   United Rentals, Inc.*........     3,130,750
                                           ------------
                                             18,452,427
                                           ------------
Utilities (6.7%):
  105,000   AES Corp.*...................     1,042,650
  254,300   Allegheny Energy, Inc.*......     3,918,763
  281,700   PG&E Corp.*..................     7,870,698
1,024,700   Reliant Resources, Inc.*.....    11,097,501
                                           ------------
                                             23,929,612
                                           ------------
Waste Management (0.7%):
  179,600   Allied Waste Industries,
              Inc.*......................     2,367,128
                                           ------------
  Total Common Stocks                       301,067,611
                                           ------------

 SHARES
   OR
PRINCIPAL                                      FAIR
 AMOUNT                                       VALUE
---------                                  ------------
CONVERTIBLE BOND (0.1%):
Computers (0.1%):
$ 261,000   Micron Technology, Inc.,
              2.50%, 02/01/10(b).........  $    369,315
                                           ------------
DEPOSIT ACCOUNT (11.5%):
40,806,193  NTRS London Deposit
              Account....................    40,806,193
                                           ------------
INVESTMENT COMPANIES (4.1%):
  131,500   Apollo Investment Corp.*.....     1,810,755
   60,000   iShares Russell 1000 Value
              Index Fund.................     3,603,600
   40,000   iShares Trust S&P
              500/Barra..................     2,293,600
   61,900   Standard & Poors Depositary
              Receipt Trust Series 1.....     7,089,407
                                           ------------
  Total Investment Companies                 14,797,362
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (24.1%):
85,345,044  Northern Trust Institutional
              Liquid Asset Portfolio.....    85,345,044
                                           ------------
  Total Investments
    (Cost $374,329,439) (a)--124.7%         442,385,525
  Liabilities in excess of other
    assets--(24.7)%                         (87,703,708)
                                           ------------
  Net Assets--100.0%                       $354,681,817
                                           ============

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $69,692,223
    Unrealized depreciation...................   (1,636,137)
                                                -----------
    Net unrealized appreciation...............  $68,056,086
                                                ===========

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

   The following represents the concentrations by country as of June 30, 2004 based upon the total fair value.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     96.8%
    Canada....................................      2.3%
    France....................................      0.6%
    United Kingdom............................      0.2%
    Belgium...................................      0.1%
                                                  ------
                                                 100.00%
                                                  ======

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                  USAZ
                                                               PIMCO PEA
                                                              RENAISSANCE
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $374,329,439
                                                              ============
Investments, at fair value*.................................  $442,385,525
Interest and dividends receivable...........................       184,626
Reclaim receivable..........................................         1,219
Prepaid expenses............................................        12,766
                                                              ------------
  Total Assets..............................................   442,584,136
                                                              ------------
LIABILITIES
Foreign currency overdraft, at fair value(a)................     2,134,247
Payable for investments purchased...........................        47,409
Payable for cash collateral received on loaned securities...    85,345,044
Manager fees payable........................................       248,475
Distribution fees payable...................................        68,994
Other accrued liabilities...................................        58,150
                                                              ------------
  Total Liabilities.........................................    87,902,319
                                                              ------------
NET ASSETS..................................................  $354,681,817
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $271,720,027
  Accumulated net investment loss...........................      (332,967)
  Net realized gains on investments and foreign currency....    15,257,374
  Net unrealized appreciation of investments and foreign
     currency...............................................    68,037,383
                                                              ------------
NET ASSETS..................................................  $354,681,817
                                                              ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................    25,647,589
Net Asset Value (offering and redemption price per share)...  $      13.83
                                                              ============

------------

*    Includes securities on loan of $86,258,481.
(a)  Foreign currency at cost was $2,116,014.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                 USAZ
                                                               PIMCO PEA
                                                              RENAISSANCE
                                                                 FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $     4,204
Dividends...................................................    1,412,114
Income from securities lending..............................       35,291
Foreign withholding tax.....................................       (7,270)
                                                              -----------
  Total Investment Income...................................    1,444,339
                                                              -----------
EXPENSES:
Manager fees................................................    1,137,877
Administration fees.........................................      164,038
Distribution fees...........................................      379,292
Fund accounting fees........................................          769
Custodian fees..............................................       12,964
Legal fees..................................................       20,367
Recoupment of prior expenses reimbursed by the Manager......        2,637
Other expenses..............................................       59,362
                                                              -----------
  Total Expenses............................................    1,777,306
                                                              -----------
NET INVESTMENT LOSS.........................................     (332,967)
                                                              -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments and foreign currency......   13,028,541
Change in unrealized appreciation/depreciation in
  investments and foreign currency..........................    6,920,482
                                                              -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............   19,949,023
                                                              -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........  $19,616,056
                                                              ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                              USAZ PIMCO PEA RENAISSANCE FUND
                                                              --------------------------------
                                                                PERIOD ENDED       YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2004              2003
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................    $   (332,967)     $    (33,185)
  Net realized gain on investments and foreign currency.....      13,028,541         7,887,538
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................       6,920,482        68,366,913
                                                                ------------      ------------
  Net change in net assets from operations:.................      19,616,056        76,221,266
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --           (41,062)
  From net realized gains on investments....................              --        (2,419,648)
                                                                ------------      ------------
  Net change in net assets resulting from dividends to
     shareholders...........................................              --        (2,460,710)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      94,063,817       106,185,935
  Proceeds from dividends reinvested........................       2,419,648            44,060
  Cost of shares redeemed...................................     (13,792,021)       (5,864,818)
                                                                ------------      ------------
  Change in net assets from capital transactions............      82,691,444       100,365,177
                                                                ------------      ------------
  Net change in net assets..................................     102,307,500       174,125,733
NET ASSETS:
  Beginning of period.......................................     252,374,317        78,248,584
                                                                ------------      ------------
  End of period.............................................    $354,681,817      $252,374,317
                                                                ============      ============
ACCUMULATED NET INVESTMENT LOSS.............................    $   (332,967)     $         --
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       7,006,497        10,662,480
  Dividends reinvested......................................         187,134             4,583
  Shares redeemed...........................................      (1,070,356)         (651,790)
                                                                ------------      ------------
  Net change in shares......................................       6,123,275        10,015,273
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ PIMCO PEA Renaissance Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PIMCO PEA Renaissance Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                      VALUE OF     VALUE OF LOANED      JANUARY THROUGH
                                                     COLLATERAL      SECURITIES          JUNE 30, 2004
                                                     -----------   ---------------   ---------------------
   USAZ PIMCO PEA Renaissance Fund.................  $87,950,530     $86,258,481          $53,653,388

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PEA Capital, LLC ("PEA") and the Trust, PEA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PIMCO PEA Renaissance Fund.............................     0.75           1.30%*

  * The USAZ PIMCO PEA Renaissance Fund changed its expense limit from 1.10% to 1.30% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ PIMCO Renaissance Fund.................................   $20,268      $119,265     $210,300

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $15,071 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   -----------
   USAZ PIMCO PEA Renaissance Fund.............................  $119,767,115   $50,420,833

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                       YEAR ENDED
                                                    PERIOD ENDED      DECEMBER 31,       NOVEMBER 5, 2001 TO
                                                      JUNE 30,     -------------------      DECEMBER 31,
                                                      2004****       2003       2002           2001(a)
                                                    ------------   --------   --------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  12.93     $   8.23   $  11.02         $10.00
                                                      --------     --------   --------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................       (0.01)          --*        --*            --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.91         4.82      (2.76)          1.02
                                                      --------     --------   --------         ------
  Total from Investment Activities................        0.90         4.82      (2.76)          1.02
                                                      --------     --------   --------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................          --           --*        --*            --*
  Net Realized Gains..............................          --        (0.12)     (0.03)            --
                                                      --------     --------   --------         ------
  Total Dividends.................................          --        (0.12)     (0.03)            --*
                                                      --------     --------   --------         ------
NET ASSET VALUE, END OF PERIOD....................    $  13.83     $  12.93   $   8.23         $11.02
                                                      ========     ========   ========         ======
TOTAL RETURN**(b).................................        6.96%       58.66%    (25.08)%        10.20%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $354,682     $252,374   $ 78,249         $9,197
Net Investment Income/(Loss) Net of
  Waivers/Reimbursements(c).......................       (0.22)%      (0.02)%     0.06%         (0.07)%
Expenses Before Waivers/ Reimbursements***(c).....        1.17%        1.25%      1.40%          2.96%
Expenses Net of Waivers/ Reimbursements(c)........        1.17%        1.10%      1.10%          1.07%
Portfolio Turnover Rate...........................       18.73%       61.79%     66.85%          8.84%

------------

*     Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***   During the period, certain fees were contractually reduced.
      If such fee reductions had not occurred, the ratios would have been as indicated.
****  Unaudited.
(a)   Period from commencement of operations.
(b)   Not annualized for periods less than one year.
(c)   Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (82.9%):
Aerospace/Defense (5.1%):
  146,300   Boeing Co. ..................  $  7,474,467
                                           ------------
Automobiles (1.1%):
   40,400   Navistar International
              Corp.*.....................     1,565,904
                                           ------------
Banking/Financial Services (21.5%):
   76,359   Bank of America Corp. .......     6,461,499
  134,700   Citigroup, Inc. .............     6,263,550
   46,500   Fannie Mae...................     3,318,240
  102,200   Freddie Mac..................     6,469,260
  169,600   J.P. Morgan Chase & Co. .....     6,575,391
    5,000   Lehman Brothers Holdings,
              Inc. ......................       376,250
        1   Liberty Media
              International*.............            24
   19,400   Merrill Lynch & Company,
              Inc. ......................     1,047,212
    4,300   Morgan Stanley...............       226,911
   11,800   Prudential Financial,
              Inc. ......................       548,346
                                           ------------
                                             31,286,683
                                           ------------
Chemicals (2.3%):
   80,900   Dow Chemical Co. ............     3,292,630
                                           ------------
Computers (2.5%):
  175,037   Hewlett-Packard Co. .........     3,693,281
                                           ------------
Electronics (5.5%):
   61,700   Agilent Technologies,
              Inc.*......................     1,806,576
  252,335   Micron Technology, Inc.*.....     3,863,249
  177,600   Sanmina-SCI Corp.*...........     1,616,160
   31,600   Teradyne, Inc.*..............       717,320
                                           ------------
                                              8,003,305
                                           ------------
Insurance (2.9%):
   22,000   CIGNA Corp. .................     1,513,820
   92,700   Genworth Financial Inc.,
              Class A*...................     2,127,465
    1,000   The Chubb Corp. .............        68,180
   10,673   The St Paul Co., Inc. .......       432,683
                                           ------------
                                              4,142,148
                                           ------------
Manufacturing (6.8%):
  381,000   ABB, Ltd.*...................     2,088,883
  103,200   Honeywell International,
              Inc. ......................     3,780,216
  124,700   Tyco International, Ltd. ....     4,132,558
                                           ------------
                                             10,001,657
                                           ------------
Media (4.3%):
  678,493   Liberty Media Corp., Class
              A*.........................     6,099,652
    9,100   Time Warner, Inc.*...........       159,978
                                           ------------
                                              6,259,630
                                           ------------
Metals/Mining (4.8%):
  168,335   Alcan, Inc. .................     6,969,069
                                           ------------
Oil/Gas (0.2%):
    6,700   Royal Dutch Petroleum Co.,
              NY.........................       346,189
                                           ------------
Paper/Forest Products (0.6%):
   20,000   International Paper Co. .....       894,000
                                           ------------

 SHARES
   OR
PRINCIPAL                                      FAIR
 AMOUNT                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals (4.1%):
    6,800   Bristol-Myers Squibb Co. ....  $    166,600
   37,100   Merck & Company, Inc. .......     1,762,250
  221,500   Schering-Plough Corp. .......     4,093,320
                                           ------------
                                              6,022,170
                                           ------------
Retail/Wholesale (6.7%):
  105,700   J.C. Penney Company, Inc.
              (Holding Company)..........     3,991,232
  205,000   Safeway, Inc.*...............     5,194,700
   26,100   Sara Lee Corp. ..............       600,039
                                           ------------
                                              9,785,971
                                           ------------
Telecommunications (4.3%):
  291,400   AT&T Wireless Services,
              Inc.*......................     4,172,848
   15,400   Belgacom*....................       469,845
   58,500   Nextel Communications, Inc.,
              Class A*...................     1,559,610
                                           ------------
                                              6,202,303
                                           ------------
Tobacco (4.7%):
  135,800   Altria Group, Inc. ..........     6,796,790
                                           ------------
Utilities (3.4%):
  153,700   General Electric Co. ........     4,979,880
                                           ------------
Waste Management (2.1%):
   97,500   Waste Management, Inc. ......     2,988,375
                                           ------------
  Total Common Stocks                       120,704,452
                                           ------------
CONVERTIBLE BOND (0.1%):
Computers (0.1%):
$  86,000   Micron Technology, Inc.,
              2.50%, 02/01/10 (b)........       121,690
                                           ------------
DEPOSIT ACCOUNT (12.1%):
17,658,635  NTRS London Deposit Account      17,658,635
                                           ------------
INVESTMENT COMPANIES (5.5%):
   44,400   iShares Russell 1000 Value
              Index Fund.................     2,666,664
   45,600   iShares Trust S&P 500/Barra       2,614,704
   23,200   Standard & Poors Depositary
              Receipt Trust Series 1.....     2,657,096
                                           ------------
  Total Investment Companies                  7,938,464
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (8.5%):
12,456,295  Northern Trust Institutional
              Liquid Asset Portfolio.....    12,456,295
                                           ------------
Total Investments
  (Cost $141,795,940) (a)--109.1%           158,879,536
  Liabilities in excess of other
    assets--(9.1)%                          (13,289,114)
                                           ------------
  Net Assets--100.0%                       $145,590,422
                                           ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $17,482,940
    Unrealized depreciation...................     (399,344)
                                                -----------
    Net unrealized appreciation...............  $17,083,596
                                                ===========

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

   The following represents the concentrations by country as of June 30, 2004 based upon the total fair value.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     98.3%
    Belgium...................................      1.4%
    Switzerland...............................      0.3%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                  USAZ
                                                               PIMCO PEA
                                                               VALUE FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $141,795,940
                                                              ============
Investments, at fair value*.................................  $158,879,536
Interest and dividends receivable...........................       218,495
Receivable for investments sold.............................        58,255
Prepaid expenses............................................         5,210
                                                              ------------
  Total Assets..............................................   159,161,496
                                                              ------------
LIABILITIES
Dividends payable...........................................       261,489
Payable for investments purchased...........................       724,902
Payable for cash collateral received on loaned securities...    12,456,295
Manager fees payable........................................        86,849
Distribution fees payable...................................        27,823
Other accrued liabilities...................................        13,716
                                                              ------------
  Total Liabilities.........................................    13,571,074
                                                              ------------
NET ASSETS..................................................  $145,590,422
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $120,902,339
  Distributions in excess of net investment income..........        (2,714)
  Net realized gains on investments.........................     7,607,201
  Net unrealized appreciation of investments................    17,083,596
                                                              ------------
NET ASSETS..................................................  $145,590,422
                                                              ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................    11,285,348
Net Asset Value (offering and redemption price per share)...  $      12.90
                                                              ============

------------

*    Includes securities on loan of $12,589,613.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                 USAZ
                                                              PIMCO PEA
                                                              VALUE FUND
                                                              ----------
INVESTMENT INCOME:
Interest....................................................  $    1,076
Dividends...................................................     901,678
Income from securities lending..............................       1,850
                                                              ----------
     Total Investment Income................................     904,604
                                                              ----------
EXPENSES:
Manager fees................................................     425,599
Administration fees.........................................      58,421
Distribution fees...........................................     141,866
Fund accounting fees........................................         187
Custodian fees..............................................       6,297
Legal fees..................................................       8,573
Other expenses..............................................      26,717
                                                              ----------
     Total expenses before waivers..........................     667,660
     Less expenses waived by the Manager....................     (21,831)
                                                              ----------
     Net Expenses...........................................     645,829
                                                              ----------
NET INVESTMENT INCOME.......................................     258,775
                                                              ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................   7,209,810
Change in unrealized appreciation/depreciation in
  investments...............................................   2,404,170
                                                              ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............   9,613,980
                                                              ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........  $9,872,755
                                                              ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 USAZ PIMCO PEA VALUE FUND
                                                              --------------------------------
                                                                PERIOD ENDED       YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2004              2003
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................    $    258,775      $   324,139
  Net realized gain on investments..........................       7,209,810        2,472,253
  Change in unrealized appreciation/depreciation on
     investments............................................       2,404,170       16,050,846
                                                                ------------      -----------
  Net change in net assets from operations:.................       9,872,755       18,847,238
                                                                ------------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................        (261,489)        (324,138)
                                                                ------------      -----------
  Net change in net assets resulting from dividends to
     shareholders...........................................        (261,489)        (324,138)
                                                                ------------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      55,870,816       44,884,461
  Proceeds from dividends reinvested........................         194,358          184,001
  Cost of shares redeemed...................................      (5,050,307)      (1,974,012)
                                                                ------------      -----------
  Change in net assets from capital transactions............      51,014,867       43,094,450
                                                                ------------      -----------
  Net change in net assets..................................      60,626,133       61,617,550
NET ASSETS:
  Beginning of period.......................................      84,964,289       23,346,739
                                                                ------------      -----------
  End of period.............................................    $145,590,422      $84,964,289
                                                                ============      ===========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME............    $     (2,714)     $        --
                                                                ============      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       4,466,292        4,582,090
  Dividends reinvested......................................          16,513           20,158
  Shares redeemed...........................................        (416,210)        (247,738)
                                                                ------------      -----------
  Net change in shares......................................       4,066,595        4,354,510
                                                                ============      ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ PIMCO PEA Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PIMCO PEA Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                      VALUE OF     VALUE OF LOANED   FOR THE PERIOD JANUARY
                                                     COLLATERAL      SECURITIES      THROUGH JUNE 30, 2004
                                                     -----------   ---------------   ----------------------
   USAZ PIMCO PEA Value Fund.......................  $12,836,571     $12,589,613           $3,987,655

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PEA Capital, LLC ("PEA") and the Trust, PEA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PIMCO PEA Value Fund...................................     0.75%          1.20%*

  * The USAZ PIMCO PEA Value Fund changed its expense limit from 1.10% to 1.20% on May 1, 2004.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                           EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                          12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                          ----------   ----------   ----------   ----------
   USAZ PIMCO PEA Value Fund............................   $19,132      $82,867      $38,204      $21,831

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $5,303 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ PIMCO PEA Value Fund...................................  $70,838,908   $26,632,476

OTHER INFORMATION

PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED
                                                    PERIOD ENDED     DECEMBER 31,      NOVEMBER 5, 2001 TO
                                                      JUNE 30,     -----------------      DECEMBER 31,
                                                      2004****      2003      2002           2001(a)
                                                    ------------   -------   -------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  11.77     $  8.15   $ 10.96         $10.00
                                                      --------     -------   -------         ------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................        0.02        0.06      0.02             --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        1.13        3.62     (2.74)          0.96
                                                      --------     -------   -------         ------
  Total from Investment Activities................        1.15        3.68     (2.72)          0.96
                                                      --------     -------   -------         ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................       (0.02)      (0.06)    (0.02)            --*
  Net Realized Gains..............................          --          --     (0.07)            --
                                                      --------     -------   -------         ------
  Total Dividends.................................       (0.02)      (0.06)    (0.09)            --*
                                                      --------     -------   -------         ------
NET ASSET VALUE, END OF PERIOD....................    $  12.90     $ 11.77   $  8.15         $10.96
                                                      ========     =======   =======         ======
TOTAL RETURN**(b).................................        9.80%      45.21%   (24.90)%         9.63%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $145,590     $84,964   $23,347         $6,461
Net Investment Income Net of
  Waivers/Reimbursements(c).......................        0.46%       0.73%     0.57%          0.11%
Expenses Before Waivers/ Reimbursements***(c).....        1.18%       1.27%     1.78%          3.43%
Expenses Net of Waivers/ Reimbursements(c)........        1.14%       1.10%     1.10%          1.09%
Portfolio Turnover Rate...........................       26.47%      80.85%   115.67%         15.83%

------------

*     Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***   During the period, certain fees were contractually reduced.
      If such fee reductions had not occurred, the ratios would have been as indicated.
****  Unaudited.
(a)   Period from commencement of operations.
(b)   Not annualized for periods less than one year.
(c)   Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (94.5%):
Banking/Financial Services (17.2%):
   91,000   Bank of New York Company,
              Inc. ......................  $  2,682,680
   46,900   Bank One Corp. ..............     2,391,900
   74,700   Citigroup, Inc. .............     3,473,550
   60,700   Fannie Mae...................     4,331,551
   44,350   H&R Block, Inc. .............     2,114,608
   51,100   J.P. Morgan Chase & Co. .....     1,981,147
   61,900   Janus Capital Group, Inc. ...     1,020,731
   49,200   Merrill Lynch & Co., Inc. ...     2,655,816
   46,600   Morgan Stanley...............     2,459,082
                                           ------------
                                             23,111,065
                                           ------------
Biotechnology (2.3%):
   64,900   Waters Corp.*................     3,100,922
                                           ------------
Computers (3.5%):
  168,650   Computer Associates
              International, Inc. .......     4,732,319
                                           ------------
Electronics (2.2%):
   51,350   Novellus Systems, Inc.*......     1,614,444
   50,550   Philips Electronics NV.......     1,374,960
                                           ------------
                                              2,989,404
                                           ------------
Health Care (9.3%):
   55,950   Cardinal Health, Inc. .......     3,919,298
   57,000   HCA, Inc. ...................     2,370,630
   88,100   McKesson Corp. ..............     3,024,473
    8,700   Sanofi-Synthelabo SA.........       552,717
   44,300   UnitedHealth Group, Inc. ....     2,757,675
                                           ------------
                                             12,624,793
                                           ------------
Hotels/Motels (2.0%):
   60,850   Starwood Hotels & Resorts
              Worldwide, Inc. ...........     2,729,123
                                           ------------
Insurance (5.8%):
   68,350   ACE, Ltd. ...................     2,889,838
   79,700   Genworth Financial, Inc.,
              Class A*...................     1,829,115
   22,900   MGIC Investment Corp. .......     1,737,194
   29,750   Radian Group, Inc. ..........     1,425,025
                                           ------------
                                              7,881,172
                                           ------------
Manufacturing (12.4%):
   76,650   American Standard Companies,
              Inc.*......................     3,089,762
   52,100   Honeywell International,
              Inc. ......................     1,908,423
   98,600   Masco Corp. .................     3,074,348
   36,400   Mattel, Inc. ................       664,300
   23,900   Parker Hannifin Corp. .......     1,421,094
  198,550   Tyco International, Ltd. ....     6,579,947
                                           ------------
                                             16,737,874
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Oil/Gas (6.6%):
   64,000   ENSCO International, Inc. ...  $  1,862,400
   72,500   Halliburton Co. .............     2,193,850
   92,600   Transocean, Inc.*............     2,679,844
   49,700   Weatherford International,
              Ltd.*......................     2,235,506
                                           ------------
                                              8,971,600
                                           ------------
Pharmaceuticals (7.3%):
   42,500   Aventis SA...................     3,215,710
   75,250   IMS Health, Inc. ............     1,763,860
   78,800   Pfizer, Inc. ................     2,701,264
   61,100   Wyeth........................     2,209,376
                                           ------------
                                              9,890,210
                                           ------------
Retail/Wholesale (7.4%):
  122,250   Gap, Inc. ...................     2,964,563
  145,650   Kroger Co.*..................     2,650,830
   60,600   Safeway, Inc.*...............     1,535,604
   67,000   Target Corp. ................     2,845,490
                                           ------------
                                              9,996,487
                                           ------------
Services (15.0%):
  142,450   Cendant Corp. ...............     3,487,176
  109,000   Ceridian Corp.*..............     2,452,500
   95,300   First Data Corp. ............     4,242,755
  202,050   Interpublic Group of
              Companies, Inc.*...........     2,774,147
   40,300   Omnicom Group, Inc. .........     3,058,367
   10,100   Robert Half International,
              Inc. ......................       300,677
  126,900   Waste Management, Inc. ......     3,889,485
                                           ------------
                                             20,205,107
                                           ------------
Telecommunications (1.0%):
   76,150   Motorola, Inc. ..............     1,389,738
                                           ------------
Travel/Entertainment (2.2%):
  119,000   Walt Disney Co. .............     3,033,310
                                           ------------
Utilities (0.3%):
   11,500   FirstEnergy Corp. ...........       430,215
                                           ------------
  Total Common Stocks                       127,823,339
                                           ------------
DEPOSIT ACCOUNT (5.3%):
7,164,824   NTRS London Deposit
              Account....................     7,164,824
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (17.5%):
23,638,414  Northern Trust Institutional
              Liquid Asset Portfolio.....    23,638,414
                                           ------------
  Total Investments
    (Cost $139,444,945) (a)--117.3%         158,626,577
  Liabilities in excess of other
    assets--(17.3)%                         (23,384,675)
                                           ------------
  Net Assets--100.0%                       $135,241,902
                                           ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $19,901,390
    Unrealized depreciation...................     (719,758)
                                                -----------
    Net unrealized appreciation...............  $19,181,632
                                                ===========

   FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                                                                  DELIVERY   CONTRACT AMOUNT     UNREALIZED
                                                                    DATE     (LOCAL CURRENCY)   APPRECIATION
                                                                  --------   ----------------   ------------
    Receive Euro in exchange for 293 U.S. Dollars...............  07/01/04         $241              $1

   The following represents the concentrations by country as of June 30, 2004 based upon the total fair value.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     97.2%
    France....................................      2.8%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                USAZ AIM
                                                              BASIC VALUE
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $139,444,945
                                                              ============
Investments, at fair value*.................................  $158,626,577
Dividends receivable........................................        84,648
Receivable for forward foreign currency contracts...........             1
Receivable for investments sold.............................     1,182,640
Reclaim receivable..........................................         4,120
Prepaid expenses............................................         4,899
                                                              ------------
  Total Assets..............................................   159,902,885
                                                              ------------
LIABILITIES
Foreign currency overdraft, at fair value (a)...............           294
Payable for investments purchased...........................       895,150
Payable for cash collateral received on loaned securities...    23,638,414
Manager fees payable........................................        80,524
Distribution fees payable...................................        26,464
Other accrued liabilities...................................        20,137
                                                              ------------
  Total Liabilities.........................................    24,660,983
                                                              ------------
NET ASSETS..................................................  $135,241,902
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $115,239,342
  Accumulated net investment loss...........................       (66,402)
  Net realized gains on investments and foreign currency....       887,235
  Net unrealized appreciation of investments and foreign
     currency...............................................    19,181,727
                                                              ------------
NET ASSETS..................................................  $135,241,902
                                                              ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................    12,663,653
Net Asset Value (offering and redemption price per share)...  $      10.68
                                                              ============

------------

*    Includes securities on loan of $23,891,413.
(a)  Foreign currency at cost was $293.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                               USAZ AIM
                                                              BASIC VALUE
                                                                 FUND
                                                              -----------
INVESTMENT INCOME:
Dividends...................................................  $  574,077
Income from securities lending..............................       3,080
Foreign withholding tax.....................................      (6,163)
                                                              ----------
     Total Investment Income................................     570,994
                                                              ----------
EXPENSES:
Manager fees................................................     420,327
Administration fees.........................................      57,519
Distribution fees...........................................     140,109
Fund accounting fees........................................         237
Custodian fees..............................................      18,808
Legal fees..................................................       7,148
Other expenses..............................................      22,075
                                                              ----------
     Total expenses before waivers..........................     666,223
     Less expenses waived by the Manager....................     (29,005)
                                                              ----------
     Net Expenses...........................................     637,218
                                                              ----------
NET INVESTMENT LOSS.........................................     (66,224)
                                                              ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments and foreign currency......   1,306,384
Change in unrealized appreciation/depreciation in
  investments and foreign currency..........................   4,280,883
                                                              ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............   5,587,267
                                                              ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........  $5,521,043
                                                              ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         USAZ AIM
                                                                     BASIC VALUE FUND
                                                              -------------------------------
                                                                PERIOD ENDED      YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2004             2003
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................    $    (66,224)    $   (47,122)
  Net realized gain on investments and foreign currency.....       1,306,384          37,530
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................       4,280,883      16,241,822
                                                                ------------     -----------
  Net change in net assets from operations:.................       5,521,043      16,232,230
                                                                ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      45,728,573      54,696,472
  Proceeds from dividends reinvested........................              --          17,067
  Cost of shares redeemed...................................      (7,239,388)       (489,999)
                                                                ------------     -----------
  Change in net assets from capital transactions............      38,489,185      54,223,540
                                                                ------------     -----------
  Net change in net assets..................................      44,010,228      70,455,770
NET ASSETS:
  Beginning of period.......................................      91,231,674      20,775,904
                                                                ------------     -----------
  End of period.............................................    $135,241,902     $91,231,674
                                                                ============     ===========
ACCUMULATED NET INVESTMENT LOSS.............................    $    (66,402)    $      (178)
                                                                ============     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       4,388,776       6,319,153
  Dividends reinvested......................................              --           2,237
  Shares redeemed...........................................        (710,088)        (59,893)
                                                                ------------     -----------
  Net change in shares......................................       3,678,688       6,261,497
                                                                ============     ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ AIM Basic Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM Basic Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                      VALUE OF     VALUE OF LOANED   FOR THE PERIOD JANUARY
                                                     COLLATERAL      SECURITIES      THROUGH JUNE 30, 2004
                                                     -----------   ---------------   ----------------------
   USAZ AIM Basic Value Fund.......................  $24,360,068     $23,891,413           $7,877,982

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM Basic Value Fund...................................     0.75%          1.20%*

  * The USAZ AIM Basic Value Fund changed its expense limit from 1.10% to 1.20% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ AIM Basic Value Fund...................................   $78,882      $86,591      $29,005

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $5,441 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ AIM Basic Value Fund...................................  $40,263,797   $5,829,807

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ AIM Basic Value Fund...................................   $243,046

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    PERIOD ENDED    YEAR ENDED    MAY 1, 2002 TO
                                                      JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                      2004***          2003          2002(a)
                                                    ------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  10.15       $  7.63         $ 10.00
                                                      --------       -------         -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................       (0.01)        (0.01)           0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.54          2.53           (2.37)
                                                      --------       -------         -------
  Total from Investment Activities................        0.53          2.52           (2.36)
                                                      --------       -------         -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................          --            --           (0.01)
                                                      --------       -------         -------
  Total Dividends.................................          --            --           (0.01)
                                                      --------       -------         -------
NET ASSET VALUE, END OF PERIOD....................    $  10.68       $ 10.15         $  7.63
                                                      ========       =======         =======
TOTAL RETURN*(b)..................................        5.22%        33.03%         (23.64)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $135,242       $91,232         $20,776
Net Investment Income/(Loss) Net of
  Waivers/Reimbursements(c).......................       (0.12)%       (0.10)%          0.22%
Expenses Before Waivers/Reimbursements**(c).......        1.19%         1.28%           2.19%
Expenses Net of Waivers/Reimbursements(c).........        1.14%         1.10%           1.10%
Portfolio Turnover Rate...........................        5.46%        17.11%          13.05%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (95.8%):
Aerospace/Defense (1.3%):
   14,200   United Technologies Corp. ...  $  1,299,016
                                           ------------
Banking/Financial Services (14.6%):
   25,700   American Express Co. ........     1,320,466
   13,600   Bank of America Corp. .......     1,150,832
70,300...   Citigroup, Inc.**............     3,268,949
15,900...   Fannie Mae...................     1,134,624
   12,500   Goldman Sachs Group, Inc. ...     1,177,000
   50,200   J.P. Morgan Chase & Co. .....     1,946,254
   39,300   MBNA Corp. ..................     1,013,547
   21,700   Merrill Lynch & Co., Inc. ...     1,171,366
23,400...   Morgan Stanley...............     1,234,818
   13,400   SLM Corp. ...................       542,030
   15,900   Wells Fargo & Co. ...........       909,957
                                           ------------
                                             14,869,843
                                           ------------
Beverages (1.9%):
   20,900   Coca-Cola Co. ...............     1,055,032
   15,900   PepsiCo, Inc. ...............       856,692
                                           ------------
                                              1,911,724
                                           ------------
Biotechnology (2.4%):
21,500...   Amgen, Inc.*.................     1,173,255
13,700...   Genentech, Inc.*.............       769,940
10,900...   Waters Corp.*................       520,802
                                           ------------
                                              2,463,997
                                           ------------
Chemicals (1.4%):
   12,500   Air Products & Chemical,
              Inc. ......................       655,625
   19,200   Dow Chemical Co. ............       781,440
                                           ------------
                                              1,437,065
                                           ------------
Computers (11.7%):
120,400..   Cisco Systems, Inc.***.......     2,853,480
48,500...   Dell, Inc.*..................     1,737,270
67,000...   EMC Corp.*...................       763,800
13,500...   International Business
            Machines Corp. ..............     1,190,025
121,000..   Microsoft Corp.**............     3,455,760
71,900...   Oracle Corp.*................       857,767
39,000...   VERITAS Software Corp.*......     1,080,300
                                           ------------
                                             11,938,402
                                           ------------
E-Commerce (0.6%):
6,700....   eBay, Inc.*..................       616,065
                                           ------------


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Electronics (5.8%):
   14,900   Analog Devices, Inc. ........  $    701,492
   30,100   Applied Materials, Inc.*.....       590,562
   70,300   Intel Corp. .................     1,940,280
   10,000   KLA-Tencor Corp.*............       493,800
   15,900   Linear Technology Corp. .....       627,573
   21,700   Microchip Technology,
              Inc. ......................       684,418
   26,500   Xilinx, Inc. ................       882,715
                                           ------------
                                              5,920,840
                                           ------------
Food (0.8%):
   21,700   Sysco Corp. .................       778,379
                                           ------------
Health Care (5.1%):
   23,500   Boston Scientific Corp.*.....     1,005,800
   26,400   Johnson & Johnson............     1,470,480
   20,900   Medtronic, Inc. .............     1,018,248
    7,500   St. Jude Medical, Inc.*......       567,375
   19,000   UnitedHealth Group, Inc. ....     1,182,750
                                           ------------
                                              5,244,653
                                           ------------
Hotels/Motels (0.5%):
   12,500   Starwood Hotels & Resorts
              Worldwide, Inc. ...........       560,625
                                           ------------
Household (5.1%):
   19,600   Avon Products, Inc. .........       904,344
   13,400   Colgate-Palmolive Co. .......       783,230
    7,500   Fortune Brands, Inc. ........       565,725
   23,200   Gillette Co. ................       983,680
   36,800   Procter & Gamble Co. ........     2,003,392
                                           ------------
                                              5,240,371
                                           ------------
Insurance (3.0%):
   16,000   Allstate Corp. ..............       744,800
   32,400   American International Group,
              Inc. ......................     2,309,472
                                           ------------
                                              3,054,272
                                           ------------
Manufacturing (9.8%):
    8,400   3M Co. ......................       756,084
   21,700   Danaher Corp. ...............     1,125,145
   88,500   General Electric Co. ........     2,867,400
   21,700   Honeywell International,
              Inc. ......................       794,871
    8,800   Ingersoll-Rand Co., Class
              A..........................       601,128
   20,700   Masco Corp. .................       645,426
   56,900   Tyco International, Ltd. ....     1,885,666
   15,000   Zimmer Holdings, Inc.*.......     1,323,000
                                           ------------
                                              9,998,720
                                           ------------
Media (1.0%):
   29,300   Viacom, Inc., Class B........     1,046,596
                                           ------------
Metals/Mining (0.8%):
   24,300   Alcoa, Inc. .................       802,629
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Oil/Gas (3.9%):
   11,700   ENSCO International, Inc. ...  $    340,470
   61,900   Exxon Mobil Corp. ...........     2,748,979
   14,200   Schlumberger, Ltd. ..........       901,842
                                           ------------
                                              3,991,291
                                           ------------
Pharmaceuticals (5.9%):
    8,800   Allergan, Inc. ..............       787,776
   10,000   Eli Lilly & Co. .............       699,100
8,400....   Forest Laboratories, Inc.*...       475,692
   83,600   Pfizer, Inc. ................     2,865,808
   11,300   Teva Pharmaceutical
              Industries, Ltd., ADR......       760,377
13,400...   Wyeth........................       484,544
                                           ------------
                                              6,073,297
                                           ------------
Retail/Wholesale (9.5%):
   19,000   Bed Bath & Beyond, Inc.*.....       730,550
   13,900   Best Buy Company, Inc. ......       705,286
   16,200   Costco Wholesale Corp. ......       665,334
   40,000   Gap, Inc. ...................       970,000
   41,800   Home Depot, Inc. ............     1,471,360
   12,300   J. C. Penney Company, Inc.
              (Holding Company)..........       464,448
   40,000   McDonald's Corp. ............     1,040,000
   10,000   NIKE, Inc., Class B..........       757,500
   16,700   Target Corp. ................       709,249
   42,400   Wal-Mart Stores, Inc. .......     2,237,024
                                           ------------
                                              9,750,751
                                           ------------
Services (5.9%):
12,500...   Apollo Group, Inc., Class
            A*...........................     1,103,625
   17,000   Automatic Data Processing,
              Inc. ......................       711,960
   42,700   Cendant Corp. ...............     1,045,296
   25,900   First Data Corp. ............     1,153,068
    9,100   Omnicom Group, Inc. .........       690,599
    8,700   United Parcel Service, Class
              B..........................       653,979
   22,600   Waste Management, Inc. ......       692,690
                                           ------------
                                              6,051,217
                                           ------------

 SHARES
   OR
PRINCIPAL                                      FAIR
 AMOUNT                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Telecommunications (1.5%):
11,700...   Nextel Communications, Inc.,
              Class A*...................  $    311,922
   22,600   SBC Communications, Inc. ....       548,050
   31,800   Vodafone Group plc, ADR......       702,780
                                           ------------
                                              1,562,752
                                           ------------
Transportation (0.6%):
   13,350   Canadian National Railway
              Co. .......................       581,927
                                           ------------
Travel/Entertainment (1.3%):
   13,400   Carnival Corp. ..............       629,800
   18,400   International Game
              Technology.................       710,240
                                           ------------
                                              1,340,040
                                           ------------
Utilities (1.4%):
    7,500   Dominion Resources, Inc. ....       473,100
    7,500   FPL Group, Inc. .............       479,625
   16,700   Southern Co. ................       486,805
                                           ------------
                                              1,439,530
                                           ------------
  Total Common Stocks                        97,974,002
                                           ------------
DEPOSIT ACCOUNT (4.5%):
4,596,963   NTRS London Deposit
              Account....................     4,596,963
                                           ------------
U.S. TREASURY OBLIGATION (0.3%):
U.S. Treasury Bill (0.3%):
$ 300,000   1.28%, 9/16/04 (b)**.........       299,198
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (3.5%):
3,560,491   Northern Trust Institutional
              Liquid Asset Portfolio.....     3,560,491
                                           ------------
  Total Investments
    (Cost $99,413,482) (a)--104.1%          106,430,654
  Liabilities in excess of other
    assets--(4.1)%                           (4,149,710)
                                           ------------
  Net Assets--100.0%                       $102,280,944
                                           ============

------------

*  Non-income producing security.

** Serves as collateral for Futures Contracts.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $ 7,920,257
    Unrealized depreciation...................     (903,085)
                                                -----------
    Net unrealized appreciation...............  $ 7,017,172
                                                ===========

(b) The rate presented represents the effective yield at June 30, 2004.

    FUTURES CONTRACTS

                                                                   LONG       UNREALIZED
                                                                 CONTRACTS   DEPRECIATION
                                                                 ---------   ------------
    Standard & Poor's 500 Futures Contract Expiring September
      2004.....................................................      5          $(105)

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                USAZ AIM
                                                               BLUE CHIP
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $ 99,413,482
                                                              ============
Investments, at fair value*.................................  $106,430,654
Interest and dividends receivable...........................        68,911
Receivable for variation margin on futures contracts........         6,900
Prepaid expenses............................................         3,731
                                                              ------------
  Total Assets..............................................   106,510,196
                                                              ------------
LIABILITIES
Payable for investments purchased...........................       562,341
Payable for cash collateral received on loaned securities...     3,560,491
Manager fees payable........................................        62,144
Distribution fees payable...................................        20,168
Other accrued liabilities...................................        24,108
                                                              ------------
  Total Liabilities.........................................     4,229,252
                                                              ------------
NET ASSETS..................................................  $102,280,944
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $ 95,469,086
  Undistributed net investment income.......................         1,782
  Net realized losses on investments and futures............      (206,991)
  Net unrealized appreciation of investments and futures....     7,017,067
                                                              ------------
NET ASSETS..................................................  $102,280,944
                                                              ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................    10,104,975
Net Asset Value (offering and redemption price per share)...  $      10.12
                                                              ============

------------

*..  Includes securities on loan of $3,598,598.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                              USAZ AIM
                                                              BLUE CHIP
                                                                FUND
                                                              ---------
INVESTMENT INCOME:
Interest....................................................  $   1,262
Dividends...................................................    498,601
Income from securities lending..............................        397
                                                              ---------
     Total Investment Income................................    500,260
                                                              ---------
EXPENSES:
Manager fees................................................    341,259
Administration fees.........................................     47,851
Distribution fees...........................................    106,644
Fund accounting fees........................................        596
Custodian fees..............................................     13,415
Legal fees..................................................      5,510
Other expenses..............................................     16,897
                                                              ---------
     Total expenses before waivers..........................    532,172
     Less expenses waived by the Manager....................    (33,694)
                                                              ---------
     Net Expenses...........................................    498,478
                                                              ---------
NET INVESTMENT INCOME.......................................      1,782
                                                              ---------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments and futures...............    843,432
Change in unrealized appreciation/depreciation in
  investments and futures...................................   (636,426)
                                                              ---------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............    207,006
                                                              ---------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........  $ 208,788
                                                              =========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         USAZ AIM
                                                                      BLUE CHIP FUND
                                                              -------------------------------
                                                                PERIOD ENDED      YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2004             2003
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................    $      1,782     $    19,029
  Net realized gain/(loss) on investments and futures.......         843,432        (519,464)
  Change in unrealized appreciation/depreciation on
     investments and futures................................        (636,426)      8,382,649
                                                                ------------     -----------
  Net change in net assets from operations:.................         208,788       7,882,214
                                                                ------------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................              --         (19,029)
                                                                ------------     -----------
  Net change in net assets resulting from dividends to
     shareholders...........................................              --         (19,029)
                                                                ------------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      39,428,441      48,797,984
  Proceeds from dividends reinvested........................          19,029           2,796
  Cost of shares redeemed...................................      (3,607,895)     (2,110,996)
                                                                ------------     -----------
  Change in net assets from capital transactions............      35,839,575      46,689,784
                                                                ------------     -----------
  Net change in net assets..................................      36,048,363      54,552,969
NET ASSETS:
  Beginning of period.......................................      66,232,581      11,679,612
                                                                ------------     -----------
  End of period.............................................    $102,280,944     $66,232,581
                                                                ============     ===========
ACCUMULATED NET INVESTMENT INCOME...........................    $      1,782     $        --
                                                                ============     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................       3,885,036       5,391,144
  Dividends reinvested......................................           1,892             346
  Shares redeemed...........................................        (366,955)       (250,566)
                                                                ------------     -----------
  Net change in shares......................................       3,519,973       5,140,924
                                                                ============     ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ AIM Blue Chip Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM Blue Chip Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FUTURES CONTRACTS

  The Fund may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      JANUARY THROUGH
                                                      COLLATERAL     SECURITIES          JUNE 30, 2004
                                                      ----------   ---------------   ---------------------
   USAZ AIM Blue Chip Fund..........................  $3,669,188     $3,598,598           $1,235,048

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM Blue Chip Fund.....................................     0.80%         1.20%*

  * The USAZ AIM Blue Chip Fund changed its expense limit from 1.15% to 1.20% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ AIM Blue Chip Fund.....................................   $76,817      $73,663      $33,694

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $4,048 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ AIM Blue Chip Fund.....................................  $48,066,820   $12,699,777

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2010   12/31/2011
                                                                 ----------   ----------
   USAZ AIM Blue Chip Fund.....................................   $208,130     $392,866

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    PERIOD ENDED    YEAR ENDED    MAY 1, 2002 TO
                                                      JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                      2004****         2003          2002(a)
                                                    ------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  10.06       $  8.09         $ 10.00
                                                      --------       -------         -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................          --*           --*             --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.06          1.97           (1.91)
                                                      --------       -------         -------
  Total from Investment Activities................        0.06          1.97           (1.91)
                                                      --------       -------         -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................          --            --*             --*
                                                      --------       -------         -------
  Total Dividends.................................          --            --*             --*
                                                      --------       -------         -------
NET ASSET VALUE, END OF PERIOD....................    $  10.12       $ 10.06         $  8.09
                                                      ========       =======         =======
TOTAL RETURN**(b).................................        0.60%        24.39%         (19.08)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $102,281       $66,233         $11,680
Net Investment Income Net of
  Waivers/Reimbursements(c).......................        0.00%         0.06%           0.05%
Expenses Before Waivers/Reimbursements***(c)......        1.25%         1.38%           2.88%
Expenses Net of Waivers/Reimbursements(c).........        1.17%         1.15%           1.15%
Portfolio Turnover Rate...........................       15.61%        19.22%          46.38%

------------

*     Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***   During the period, certain fees were contractually reduced.
      If such fee reductions had not occurred, the ratios would have been as indicated.
****  Unaudited.
(a)   Period from commencement of operations.
(b)   Not annualized for periods less than one year.
(c)   Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHICS TRENDS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (95.6%):
Banking/Financial Services (9.9%):
    6,000   American Express Co. ........  $    308,280
    6,700   Bank of Hawaii Corp. ........       302,974
    3,200   Chicago Mercantile Exchange         461,984
    8,900   Citigroup, Inc. .............       413,850
    4,100   Franklin Resources, Inc. ....       205,328
    9,100   Goldman Sachs Group, Inc. ...       856,856
   10,600   Investors Financial Services
              Corp. .....................       461,948
    3,700   Legg Mason, Inc. ............       336,737
   19,800   MBNA Corp. ..................       510,642
    5,900   Merrill Lynch & Co., Inc. ...       318,482
                                           ------------
                                              4,177,081
                                           ------------
Beverages (1.0%):
    7,900   PepsiCo, Inc. ...............       425,652
                                           ------------
Biotechnology (3.2%):
   16,200   Genentech, Inc.*.............       910,440
    6,400   Invitrogen Corp.*............       460,736
                                           ------------
                                              1,371,176
                                           ------------
Computers (17.4%):
    5,000   Ask Jeeves, Inc.*............       195,150
   53,400   Cisco Systems, Inc.*.........     1,265,580
   13,200   Citrix Systems, Inc.*........       268,752
   23,700   Dell, Inc.*..................       848,934
    6,300   Electronic Arts, Inc.*.......       343,665
   11,900   Electronics for Imaging,
              Inc.*......................       336,294
   32,100   Microsoft Corp. .............       916,776
   11,700   Network Appliance, Inc.*.....       251,901
   27,700   Oracle Corp.*................       330,461
    2,000   Research in Motion, Ltd.*....       136,880
   30,200   Siebel Systems, Inc.*........       322,536
   10,300   Symantec Corp.*..............       450,934
   30,200   VERITAS Software Corp.*......       836,540
   24,600   Yahoo!, Inc.*................       893,718
                                           ------------
                                              7,398,121
                                           ------------
E-Commerce (2.9%):
    8,000   eBay, Inc.*..................       735,600
    8,200   Getty Images, Inc.*..........       492,000
                                           ------------
                                              1,227,600
                                           ------------
Educational Services (1.0%):
    4,800   University of Phoenix
              Online*....................       420,432
                                           ------------
Electronics (10.2%):
   23,800   Agilent Technologies,
              Inc.*......................       696,864
   18,100   Analog Devices, Inc. ........       852,148
    7,700   Fisher Scientific
              International, Inc.*.......       444,675
   14,800   Intel Corp. .................       408,480
   25,800   Microchip Technology,
              Inc. ......................       813,732
   11,700   PalmOne, Inc.*...............       406,809

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Electronics, continued
    8,200   Sony Corp., ADR..............  $    312,010
   11,800   Xilinx, Inc. ................       393,058
                                           ------------
                                              4,327,776
                                           ------------
Health Care (4.8%):
    9,300   Boston Scientific Corp.*.....       398,040
   14,600   Davita, Inc.*................       450,118
    4,100   Johnson & Johnson............       228,370
    3,800   Kinetic Concept, Inc.*.......       189,620
    5,400   UnitedHealth Group, Inc. ....       336,150
    5,200   Varian Medical Systems,
              Inc.*......................       412,620
                                           ------------
                                              2,014,918
                                           ------------
Hotels/Motels (0.8%):
    8,000   Starwood Hotels & Resorts
              Worldwide, Inc. ...........       358,800
                                           ------------
Household (2.5%):
    9,500   Avon Products, Inc. .........       438,330
    6,900   Gillette Co. ................       292,560
    6,300   Procter & Gamble Co. ........       342,972
                                           ------------
                                              1,073,862
                                           ------------
Insurance (3.7%):
    9,700   AFLAC, Inc. .................       395,857
    9,400   Allstate Corp. ..............       437,570
    7,400   American International Group,
              Inc. ......................       527,472
    2,500   Progressive Corp. ...........       213,250
                                           ------------
                                              1,574,149
                                           ------------
Internet Security (1.4%):
   12,900   Check Point Software
              Technologies, Ltd.*........       348,171
   12,600   Network Associates, Inc.*....       228,438
                                           ------------
                                                576,609
                                           ------------
Manufacturing (2.4%):
   10,300   Estee Lauder Companies, Inc.,
              Class A....................       502,434
    5,700   Zimmer Holdings, Inc.*.......       502,740
                                           ------------
                                              1,005,174
                                           ------------
Pharmaceuticals (11.6%):
    5,900   Alcon, Inc. .................       464,035
    5,500   Biogen Idec, Inc.*...........       347,875
   12,500   Caremark Rx, Inc.*...........       411,750
    4,500   Eli Lilly & Co. .............       314,595
   17,800   Eon Labs, Inc.*..............       728,554
    3,800   Forest Laboratories, Inc.*...       215,194
    3,200   Gilead Sciences, Inc.*.......       214,400
   10,400   IVAX Corp.*..................       249,496
    7,600   MGI Pharma, Inc.*............       205,276
   28,600   Pfizer, Inc. ................       980,408

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHICS TRENDS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals, continued
    7,100   Sepracor, Inc.**.............  $    375,590
    5,900   Teva Pharmaceutical
              Industries, Ltd., ADR......       397,011
                                           ------------
                                              4,904,184
                                           ------------
Retail/Wholesale (11.5%):
    3,800   Amazon.com, Inc.*............       206,720
    3,600   C. R. Bard, Inc. ............       203,940
    9,000   Cabelas, Inc., Class A*......       242,550
    5,700   CDW Corp. ...................       363,432
    7,800   Coach, Inc.*.................       352,482
   11,000   Costco Wholesale Corp. ......       451,770
   11,600   Foot Locker, Inc. ...........       282,344
   24,600   Gap, Inc. ...................       596,550
    6,600   J. C. Penney Company, Inc.
              (Holding Company)..........       249,216
    8,900   Kohl's Corp.*................       376,292
    5,800   Nordstrom, Inc. .............       247,138
   21,500   Saks, Inc. ..................       322,500
   10,500   Target Corp. ................       445,935
    2,000   Whole Foods Market, Inc. ....       190,900
    9,000   YUM! Brands, Inc.*...........       334,980
                                           ------------
                                              4,866,749
                                           ------------
Services (0.9%):
    9,500   Alliance Data Systems
              Corp.*.....................       401,375
                                           ------------
Telecommunications (7.2%):
   17,000   Amdocs, Ltd.*................       398,310

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Telecommunications, continued
   27,500   Avaya, Inc.*.................  $    434,225
   35,300   Comverse Technology, Inc.*...       703,882
   25,500   Corning, Inc.*...............       333,030
   31,700   Motorola, Inc. ..............       578,525
   23,500   Nextel Partners, Inc., Class
              A*.........................       374,120
    3,200   QUALCOMM, Inc. ..............       233,536
                                           ------------
                                              3,055,628
                                           ------------
Travel/Entertainment (3.2%):
    7,800   Carnival Corp. ..............       366,600
    3,300   Harley-Davidson, Inc. .......       204,402
    7,800   International Game
              Technology.................       301,080
   19,600   Walt Disney Co. .............       499,604
                                           ------------
                                              1,371,686
                                           ------------
  Total Common Stocks                        40,550,972
                                           ------------
DEPOSIT ACCOUNT (5.3%):
2,261,560   NTRS London Deposit
              Account....................     2,261,560
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (10.1%):
4,270,979   Northern Trust Institutional
              Liquid Asset Portfolio.....     4,270,979
                                           ------------
  Total Investments
    (Cost $43,113,514) (a)--111.0%           47,083,511
  Liabilities in excess of other
    assets--(11.0)%                          (4,683,984)
                                           ------------
  Net Assets--100.0%                       $ 42,399,527
                                           ============

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $ 4,554,379
    Unrealized depreciation...................     (584,382)
                                                -----------
    Net unrealized appreciation...............  $ 3,969,997
                                                ===========

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                  USAZ AIM
                                                              DENT DEMOGRAPHIC
                                                                TRENDS FUND
                                                              ----------------
ASSETS
Investments, at cost........................................    $43,113,514
                                                                ===========
Investments, at fair value*.................................    $47,083,511
Interest and dividends receivable...........................          8,874
Receivable for investments sold.............................        116,347
Prepaid expenses............................................          1,532
                                                                -----------
  Total Assets..............................................     47,210,264
                                                                -----------
LIABILITIES
Payable for investments purchased...........................        489,323
Payable for cash collateral received on loaned securities...      4,270,979
Manager fees payable........................................         27,205
Distribution fees payable...................................          8,393
Other accrued liabilities...................................         14,837
                                                                -----------
  Total Liabilities.........................................      4,810,737
                                                                -----------
NET ASSETS..................................................    $42,399,527
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $37,874,315
  Accumulated net investment loss...........................        (93,045)
  Net realized gains on investments.........................        648,260
  Net unrealized appreciation of investments................      3,969,997
                                                                -----------
NET ASSETS..................................................    $42,399,527
                                                                ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................      3,932,775
Net Asset Value (offering and redemption price per share)...    $     10.78
                                                                ===========

------------

*..  Includes securities on loan of $4,316,691.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                  USAZ AIM
                                                              DENT DEMOGRAPHIC
                                                                TRENDS FUND
                                                              ----------------
INVESTMENT INCOME:
Interest....................................................     $      241
Dividends...................................................        138,673
Income from securities lending..............................          1,245
                                                                 ----------
     Total Investment Income................................        140,159
                                                                 ----------
EXPENSES:
Manager fees................................................        160,456
Administration fees.........................................         20,499
Distribution fees...........................................         47,193
Fund accounting fees........................................            752
Custodian fees..............................................         20,775
Legal fees..................................................          1,722
Other expenses..............................................          5,789
                                                                 ----------
     Total expenses before waivers..........................        257,186
     Less expenses waived by the Manager....................        (23,982)
                                                                 ----------
     Net Expenses...........................................        233,204
                                                                 ----------
NET INVESTMENT LOSS.........................................        (93,045)
                                                                 ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................      1,136,380
Change in unrealized appreciation/depreciation in
  investments...............................................         28,285
                                                                 ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............      1,164,665
                                                                 ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........     $1,071,620
                                                                 ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       USAZ AIM
                                                                   DENT DEMOGRAPHIC
                                                                      TRENDS FUND
                                                              ---------------------------
                                                              PERIOD ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2004           2003
                                                              ------------   ------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $   (93,045)   $   (79,788)
  Net realized gains on investments.........................    1,136,380        422,371
  Change in unrealized appreciation/depreciation on
     investments............................................       28,285      3,988,321
                                                              -----------    -----------
  Net change in net assets from operations:.................    1,071,620      4,330,904
                                                              -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   13,651,139     21,636,128
  Cost of shares redeemed...................................   (2,598,787)    (1,822,833)
                                                              -----------    -----------
  Change in net assets from capital transactions............   11,052,352     19,813,295
                                                              -----------    -----------
  Net change in net assets..................................   12,123,972     24,144,199
NET ASSETS:
  Beginning of period.......................................   30,275,555      6,131,356
                                                              -----------    -----------
  End of period.............................................  $42,399,527    $30,275,555
                                                              ===========    ===========
ACCUMULATED NET INVESTMENT LOSS.............................  $   (93,045)   $        --
                                                              ===========    ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    1,275,580      2,303,542
  Shares redeemed...........................................     (252,654)      (198,281)
                                                              -----------    -----------
  Net change in shares......................................    1,022,926      2,105,261
                                                              ===========    ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ AIM Dent Demographic Trends Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM Dent Demographic Trends Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      JANUARY THROUGH
                                                      COLLATERAL     SECURITIES          JUNE 30, 2004
                                                      ----------   ---------------   ---------------------
   USAZ AIM Dent Demographic Trends Fund............  $4,401,367     $4,316,691           $3,209,248

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the Fund. Pursuant to a sub-advisory agreement with AIM, H.S. Dent Advisors, Inc., manages the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM Dent Demographic Trends Fund.......................     0.85%         1.30%*

  * The USAZ AIM Dent Demographic Trends Fund changed its expense limit from 1.20% to 1.30% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ AIM Dent Demographic Trends Fund.......................   $73,211      $63,041      $23,982

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,855 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ AIM Dent Demographic Trends Fund.......................  $35,050,545   $24,536,307

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                EXPIRES
                                                               12/31/2010
                                                               ----------
USAZ AIM Dent Demographic Trends Fund.......................    $381,448

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    PERIOD ENDED    YEAR ENDED    MAY 1, 2002 TO
                                                      JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                      2004***          2003          2002(a)
                                                    ------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 10.40        $  7.62         $ 10.00
                                                      -------        -------         -------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................      (0.02)         (0.03)          (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.40           2.81           (2.36)
                                                      -------        -------         -------
  Total from Investment Activities................       0.38           2.78           (2.38)
                                                      -------        -------         -------
NET ASSET VALUE, END OF PERIOD....................    $ 10.78        $ 10.40         $  7.62
                                                      =======        =======         =======
TOTAL RETURN*(b)..................................       3.65%         36.48%         (23.80)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $42,400        $30,276         $ 6,131
Net Investment Loss Net of
  Waivers/Reimbursements(c).......................      (0.49)%        (0.55)%         (0.51)%
Expenses Before Waivers/Reimbursements**(c).......       1.36%          1.63%           3.78%
Expenses Net of Waivers/Reimbursements(c).........       1.24%          1.20%           1.20%
Portfolio Turnover Rate...........................      68.69%        139.34%         133.17%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (90.5%):
Airlines (0.9%):
  103,000   Cathay Pacific Airways,
              Ltd. ......................  $    194,136
   18,000   Singapore Airlines, Ltd. ....       117,366
                                           ------------
                                                311,502
                                           ------------
Automobiles (4.2%):
   16,200   Nissan Motor Company,
              Ltd. ......................       180,579
    6,215   Renault SA...................       474,418
    9,000   Toyota Motor Corp. ..........       365,558
   12,550   Volvo AB, B Shares...........       437,690
                                           ------------
                                              1,458,245
                                           ------------
Banking/Financial Services (12.9%):
   27,100   Anglo Irish Bank Corp. plc...       424,638
   15,370   Banco Popolare di Verona e
              Novara.....................       264,640
    4,300   Banco Popular Espanol SA.....       243,400
    5,210   BNP Paribas SA...............       321,148
    6,100   Credit Agricole SA...........       148,767
    4,949   Credit Suisse Group*.........       176,269
    6,700   Danske Bank A/S..............       159,136
   17,000   DBS Group Holdings, Ltd. ....       142,516
   16,200   Depfa Bank plc...............       235,076
    1,320   Erste Bank der
              oesterreichischen
              Sparkassen AG..............       207,800
    8,570   Hana Bank....................       181,203
    3,400   HDFC Bank, Ltd. .............        91,324
   35,900   ICAP plc.....................       177,631
   19,300   OTP Bank Rt. ................       397,053
    5,700   Royal Bank of Scotland Group
              plc........................       164,658
    3,850   Societe Generale.............       327,924
    8,980   UBS AG, Registered Shares....       634,293
   24,000   United Overseas Bank,
              Ltd. ......................       187,227
                                           ------------
                                              4,484,703
                                           ------------
Beverages (2.4%):
   21,400   Coca-Cola Amatil Ltd. .......       103,633
    9,700   Companhia de Bebidas das
              Americas, ADR..............       194,679
    4,222   Pernod-Richard SA............       541,087
                                           ------------
                                                839,399
                                           ------------
Chemicals (1.4%):
    5,950   Syngenta AG*.................       500,040
                                           ------------
Computers (3.5%):
   47,400   Hon Hai Precision Industry
              Company, Ltd. .............       176,760
    4,700   Infosys Technologies,
              Ltd. ......................       436,020
    2,000   Research in Motion, Ltd.*....       136,880
    9,000   Ricoh Company, Ltd. .........       191,876
    6,500   Trend Micro, Inc. ...........       289,101
                                           ------------
                                              1,230,637
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Construction (1.5%):
    4,700   Bouygues SA..................  $    157,722
    9,000   Daiwa House Industry Company,
              Ltd. ......................       104,705
   20,000   Sekisui Chemical Company,
              Ltd. ......................       169,270
    4,100   Travis Perkins plc...........       102,403
                                           ------------
                                                534,100
                                           ------------
Electronics (10.7%):
    8,000   Canon, Inc. .................       422,716
    4,900   Fanuc, Ltd. .................       293,135
    2,000   Hirose Electric Company,
              Ltd. ......................       220,364
    5,500   Hoya Corp. ..................       577,192
    1,900   Keyence Corp.  ..............       434,580
    7,900   Koninklijke (Royal) Philips
              Electronics NV.............       213,184
    2,500   KYOCERA Corp. ...............       212,737
    1,500   NEC Electronics Corp. .......        92,354
    2,700   Nidec Corp.  ................       277,394
    6,200   OMRON Corp. .................       145,571
    1,300   Samsung Electronics Company,
              Ltd. ......................       537,348
   29,054   Taiwan Semiconductor
              Manufacturing Company,
              Ltd., ADR..................       241,440
                                           ------------
                                              3,668,015
                                           ------------
Food (1.3%):
    6,525   Metro AG.....................       310,307
      560   Nestle SA, Registered
              Shares.....................       149,704
                                           ------------
                                                460,011
                                           ------------
Health Care (3.3%):
   14,200   Warner Chilcott plc..........       179,527
    3,100   Roche Holding AG.............       307,668
   59,675   Smith & Nephew plc...........       644,272
                                           ------------
                                              1,131,467
                                           ------------
Insurance (4.8%):
    9,000   Aegon NV.....................       108,758
   25,640   Aviva plc....................       265,391
   14,820   Manulife Financial Corp.  ...       600,511
    4,500   Power Corporation of
              Canada.....................       178,293
   33,800   Promina Group, Ltd.  ........        94,478
   11,700   QBE Insurance Group,
              Ltd.  .....................       104,652
   37,200   Skandia Forsakrings AB.......       154,497
    1,000   Zurich Financial Services
              AG.........................       158,276
                                           ------------
                                              1,664,856
                                           ------------
Manufacturing (10.5%):
   29,600   Assa Abloy AB, Class B.......       379,239
    7,370   Autoliv, Inc. ...............       308,539
    6,800   Continental AG...............       328,775
   14,000   JSR Corp.  ..................       263,738
    9,500   Nitto Denko Corp. ...........       487,134
      900   Nobel Biocare Holding AG.....       141,188

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Manufacturing, continued
    6,100   NOK Corp. ...................  $    227,026
    1,195   Puma AG Rudolf Dassler
              Sport......................       303,823
   22,370   Reckitt Benckiser plc........       635,221
    1,600   SMC Corp. ...................       173,498
   75,045   Taiwan Semiconductor
              Manufacturing Company,
              Ltd. ......................       108,359
    6,400   Takeda Chemical Industries,
              Ltd. ......................       281,713
                                           ------------
                                              3,638,253
                                           ------------
Media (1.3%):
   40,520   Mediaset SpA.................       462,973
                                           ------------
Metals/Mining (1.0%):
   38,370   BHP Billiton plc.............       335,966
                                           ------------
Oil/Gas (5.6%):
    3,100   CNOOC, Ltd., ADR.............       132,525
   30,500   ENI SpA......................       606,969
    2,260   Petro-Canada.................        97,675
   15,140   Suncor Energy, Inc. .........       386,019
    3,730   TotalFinaElf SA, Class B.....       712,729
                                           ------------
                                              1,935,917
                                           ------------
Pharmaceuticals (3.8%):
   14,460   Teva Pharmaceutical
              Industries, Ltd., ADR......       973,013
   10,500   Yamanouchi Pharmaceutical
              Company, Ltd. .............       354,117
                                           ------------
                                              1,327,130
                                           ------------
Real Estate (0.7%):
   19,000   Cheung Kong (Holdings),
              Ltd. ......................       140,078
   13,000   Sun Hung Kai Properties,
              Ltd. ......................       106,678
                                           ------------
                                                246,756
                                           ------------
Retail/Wholesale (7.6%):
   21,500   Enterprise Inns plc..........       224,886
   23,000   Esprit Holdings, Ltd. .......       102,921
   20,040   GUS plc......................       308,225
    2,070   Loblaw Companies, Ltd. ......        94,817
   19,820   Next plc.....................       513,057
    6,100   Shoppers Drug Mart Corp.*....       152,740
    1,710   Swatch Group AG, Class B.....       223,091
   95,646   Tesco plc....................       463,248
   84,700   Wal-Mart de Mexico SA de
              CV.........................       252,395
   73,970   William Morrison
              Supermarkets...............       311,840
                                           ------------
                                              2,647,220
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Services (3.8%):
    4,400   Grupo Ferrovial, S.A. .......  $    183,603
    1,800   Grupo Televisa S.A., ADR.....        81,486
   13,000   Hutchison Whampoa, Ltd. .....        88,759
   37,000   Keppel Corporation, Ltd. ....       151,860
   11,800   OPAP SA......................       223,316
    3,245   Vinci SA.....................       327,636
   26,050   William Hill plc.............       262,527
                                           ------------
                                              1,319,187
                                           ------------
Telecommunications (6.4%):
   10,700   America Movil SA de CV, ADR,
              Series L...................       389,158
    6,920   Deutsche Telekom AG*.........       121,933
       32   KDDI Corp. ..................       183,496
  150,890   mm02 plc*....................       254,584
   77,160   Telefonaktiebolaget LM
              Ericsson*..................       228,017
   10,300   Telefonica SA................       152,602
   51,160   Telenor ASA..................       356,006
  239,590   Vodafone Group plc...........       526,274
                                           ------------
                                              2,212,070
                                           ------------
Tobacco (1.6%):
   25,770   Imperial Tobacco Group plc...       556,913
                                           ------------
Transportation (0.5%):
    3,625   Canadian National Railway
              Co. .......................       156,968
                                           ------------
Utilities (0.8%):
   65,595   Centrica plc.................       267,882
                                           ------------
  Total Common Stocks                        31,390,210
                                           ------------
DEPOSIT ACCOUNT (10.4%):
3,619,945   NTRS London Deposit
              Account....................     3,619,945
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (10.1%):
3,496,363   Northern Trust Institutional
              Liquid Asset Portfolio.....     3,496,363
                                           ------------
  Total Investments
    (Cost $34,158,470) (a)--111.0%           38,506,518
  Liabilities in excess of other
    assets--(11.0)%                          (3,829,686)
                                           ------------
  Net Assets--100.0%                       $ 34,676,832
                                           ============

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

------------

*  Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $4,551,892
    Unrealized depreciation...................    (203,844)
                                                ----------
    Net unrealized appreciation...............  $4,348,048
                                                ==========

   FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                                                                  DELIVERY   CONTRACT AMOUNT     UNREALIZED
                                                                    DATE     (LOCAL CURRENCY)   APPRECIATION
                                                                  --------   ----------------   ------------
    Receive U.S. Dollars in exchange for 6,600 Singapore
      Dollars...................................................  07/01/04        $3,889            $12

   The following represents the concentrations by country as of June 30, 2004 based upon the total fair value.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     18.0%
    Japan.....................................     17.0%
    United Kingdom............................     16.7%
    France....................................      8.7%
    Switzerland...............................      6.5%
    Canada....................................      4.8%
    Sweden....................................      4.3%
    Italy.....................................      3.8%
    Germany...................................      3.1%
    Korea.....................................      2.1%
    Ireland...................................      1.9%
    Australia.................................      1.8%
    Hong Kong.................................      1.8%
    Singapore.................................      1.7%
    Spain.....................................      1.6%
    Hungary...................................      1.1%
    Norway....................................      1.0%
    Netherlands...............................      0.9%
    Taiwan....................................      0.8%
    Mexico....................................      0.7%
    Greece....................................      0.6%
    Austria...................................      0.6%
    Denmark...................................      0.5%
                                                  ------
                                                  100.0%
                                                  ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                    USAZ AIM
                                                              INTERNATIONAL EQUITY
                                                                      FUND
                                                              --------------------
ASSETS
Investments, at cost........................................      $ 34,158,470
                                                                  ============
Investments, at fair value*.................................      $ 38,506,518
Foreign currency, at fair value(a)..........................           239,838
Interest and dividends receivable...........................            21,773
Receivable for forward foreign currency contracts...........                12
Receivable for investments sold.............................             3,877
Reclaim receivable..........................................            11,164
Prepaid expenses............................................             1,242
                                                                  ------------
  Total Assets..............................................        38,784,424
                                                                  ------------
LIABILITIES
Payable for investments purchased...........................           558,525
Payable for cash collateral received on loaned securities...         3,496,363
Manager fees payable........................................            16,806
Distribution fees payable...................................             6,758
Other accrued liabilities...................................            29,140
                                                                  ------------
  Total Liabilities.........................................         4,107,592
                                                                  ------------
NET ASSETS..................................................      $ 34,676,832
                                                                  ============
NET ASSETS CONSIST OF:
  Capital...................................................      $ 29,849,899
  Undistributed net investment income.......................           165,485
  Net realized gains on investments and foreign currency....           316,832
  Net unrealized appreciation of investments and foreign
     currency...............................................         4,344,616
                                                                  ------------
NET ASSETS..................................................      $ 34,676,832
                                                                  ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................         3,170,967
Net Asset Value (offering and redemption price per share)...      $      10.94
                                                                  ============

------------

*..  Includes securities on loan of $3,533,784.
(a)  Foreign currency at cost was $239,720.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    USAZ AIM
                                                              INTERNATIONAL EQUITY
                                                                      FUND
                                                              --------------------
INVESTMENT INCOME:
Interest....................................................       $    1,458
Dividends...................................................          393,140
Income from securities lending..............................            1,459
Foreign withholding tax.....................................          (47,799)
                                                                   ----------
     Total Investment Income................................          348,258
                                                                   ----------
EXPENSES:
Manager fees................................................          123,665
Administration fees.........................................           14,665
Distribution fees...........................................           34,351
Fund accounting fees........................................            5,719
Custodian fees..............................................           52,617
Legal fees..................................................            2,005
Other expenses..............................................            6,436
                                                                   ----------
     Total expenses before waivers..........................          239,458
     Less expenses waived by the Manager....................          (57,207)
                                                                   ----------
     Net Expenses...........................................          182,251
                                                                   ----------
NET INVESTMENT INCOME.......................................          166,007
                                                                   ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments and foreign currency......          528,790
Change in unrealized appreciation/depreciation in
  investments and foreign currency..........................          656,270
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        1,185,060
                                                                   ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........       $1,351,067
                                                                   ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          USAZ AIM
                                                                 INTERNATIONAL EQUITY FUND
                                                              --------------------------------
                                                                PERIOD ENDED       YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2004              2003
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................    $   166,007       $     33,344
  Net realized gain on investments and foreign currency.....        528,790            247,464
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................        656,270          3,923,358
                                                                -----------       ------------
  Net change in net assets from operations:.................      1,351,067          4,204,166
                                                                -----------       ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................             --            (52,457)
                                                                -----------       ------------
  Net change in net assets resulting from dividends to
     shareholders...........................................             --            (52,457)
                                                                -----------       ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     13,420,987         35,487,155
  Proceeds from dividends reinvested........................         52,457                 --
  Cost of shares redeemed...................................     (1,943,026)       (26,141,048)
                                                                -----------       ------------
  Change in net assets from capital transactions............     11,530,418          9,346,107
                                                                -----------       ------------
  Net change in net assets..................................     12,881,485         13,497,816
  NET ASSETS:
  Beginning of period.......................................     21,795,347          8,297,531
                                                                -----------       ------------
  End of period.............................................    $34,676,832       $ 21,795,347
                                                                ===========       ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME....................................................    $   165,485       $       (522)
                                                                ===========       ============
SHARE TRANSACTIONS:
  Shares issued.............................................      1,247,075          4,293,762
  Dividends reinvested......................................          5,068                 --
  Shares redeemed...........................................       (186,995)        (3,204,786)
                                                                -----------       ------------
  Net change in shares......................................      1,065,148          1,088,976
                                                                ===========       ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ AIM International Equity Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM International Equity Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      JANUARY THROUGH
                                                      COLLATERAL     SECURITIES          JUNE 30, 2004
                                                      ----------   ---------------   ---------------------
   USAZ AIM International Equity Fund...............  $3,603,103     $3,533,784           $1,367,555

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments..

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM International Equity Fund..........................     0.90%         1.45%*

  * The USAZ AIM International Equity Fund changed its expense limit from 1.25% to 1.45% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006   12/31/2007
                                                                 ----------   ----------   ----------
   USAZ AIM International Equity Fund..........................   $116,060     $125,195     $57,207

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,325 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ AIM International Equity Fund..........................  $16,847,605   $7,007,938

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                   EXPIRES
                                                                  12/31/2010
                                                                  ----------
   USAZ AIM International Equity Fund..........................    $177,656

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    PERIOD ENDED    YEAR ENDED    MAY 1, 2002 TO
                                                      JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                      2004***          2003          2002(a)
                                                    ------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 10.35        $  8.16         $ 10.00
                                                      -------        -------         -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................       0.05           0.01           (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.54           2.20           (1.83)
                                                      -------        -------         -------
  Total from Investment Activities................       0.59           2.21           (1.84)
                                                      -------        -------         -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --          (0.02)             --
                                                      -------        -------         -------
  Total Dividends.................................         --          (0.02)             --
                                                      -------        -------         -------
NET ASSET VALUE, END OF PERIOD....................    $ 10.94        $ 10.35         $  8.16
                                                      =======        =======         =======
TOTAL RETURN*(b)..................................       5.70%         27.14%         (18.40)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $34,677        $21,795         $ 8,298
Net Investment Income/(Loss) Net of Waivers/
  Reimbursements(c)...............................       1.21%          0.24%          (0.16)%
Expenses Before Waivers/Reimbursements**(c).......       1.75%          2.15%           3.70%
Expenses Net of Waivers/Reimbursements(c).........       1.33%          1.25%           1.25%
Portfolio Turnover Rate...........................      27.44%         83.36%          74.30%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (90.5%):
Aerospace/Defense (1.6%):
    10,000   Curtiss-Wright Corp. .......  $    561,900
    30,300   Kaman Corp., Class A........       423,897
                                           ------------
                                                985,797
                                           ------------
Banking/Financial Services (6.1%):
    21,100   AMCORE Financial, Inc. .....       636,376
    23,100   BancorpSouth, Inc. .........       520,443
    15,400   Chittenden Corp. ...........       541,310
    19,100   Commercial Federal Corp. ...       517,610
    20,530   Old National Bancorp........       509,760
    19,700   Susquehanna Bancshares,
               Inc. .....................       495,652
    20,320   Washington Federal, Inc. ...       487,680
                                           ------------
                                              3,708,831
                                           ------------
Chemicals (2.1%):
    17,300   Lubrizol Corp. .............       633,526
    49,400   Methanex Corp. .............       653,117
                                           ------------
                                              1,286,643
                                           ------------
Food (1.8%):
    11,200   Corn Products International,
               Inc. .....................       521,360
    28,100   Sensient Technologies
               Corp. ....................       603,588
                                           ------------
                                              1,124,948
                                           ------------
Health Care (4.8%):
    19,000   Arrow International,
               Inc. .....................       568,480
    10,600   Cooper Companies, Inc. .....       669,602
    13,400   Invacare Corp. .............       599,248
    11,200   Landauer, Inc. .............       500,192
    22,700   Owens & Minor, Inc. ........       587,930
                                           ------------
                                              2,925,452
                                           ------------
Household (1.1%):
    21,900   WD-40 Co. ..................       655,686
                                           ------------
Insurance (3.9%):
    16,000   AmerUs Group Co. ...........       662,400
    13,750   Delphi Financial Group,
               Inc., Class A.............       611,875
    11,500   LandAmerica Financial Group,
               Inc. .....................       447,695
    28,000   Scottish Re Group, Ltd. ....       651,000
                                           ------------
                                              2,372,970
                                           ------------
Manufacturing (20.7%):
    18,720   Acuity Brands, Inc. ........       505,440
    18,700   Albany International Corp.,
               Class A*..................       627,572
    30,500   ArvinMeritor, Inc. .........       596,885
    17,000   Barnes Group, Inc. .........       492,660
    56,300   Callaway Golf Co. ..........       638,442
    19,100   Chicago Bridge and Iron
               Co. ......................       531,935
    18,600   Crane Co. ..................       583,854
    13,300   Harsco Corp. ...............       625,100
    14,700   Kellwood Co. ...............       640,185
    13,800   Lancaster Colony Corp. .....       574,632

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Manufacturing, continued
    32,400   Lennox International,
               Inc. .....................  $    586,440
    13,500   Libbey, Inc. ...............       374,760
    18,300   Lincoln Electric Holdings,
               Inc. .....................       623,847
    44,500   Methode Electronics, Inc.,
               Class A...................       577,165
    10,500   Precision Castparts
               Corp. ....................       574,245
    28,300   Regal-Beloit Corp. .........       629,958
    37,300   RPM, Inc. ..................       566,960
    33,100   Russell Corp. ..............       594,476
    33,900   Sturm, Ruger & Company,
               Inc. .....................       410,529
    12,900   Teleflex, Inc. .............       646,935
    27,600   Valmont Industries, Inc. ...       632,040
    15,000   York International Corp. ...       616,050
                                           ------------
                                             12,650,110
                                           ------------
Metals/Mining (4.2%):
    18,300   Arch Coal, Inc. ............       669,597
    16,100   Commercial Metals Co. ......       522,445
    16,200   Goldcorp, Inc. .............       189,054
   108,200   Iamgold Corp. ..............       603,756
    20,100   Massey Energy Co. ..........       567,021
                                           ------------
                                              2,551,873
                                           ------------
Oil/Gas (11.1%):
    19,100   Atmos Energy Corp. .........       488,769
    15,600   Berry Petroleum Co., Class
               A.........................       458,796
    14,000   Cabot Oil & Gas Corp. ......       592,200
    11,600   Energen Corp. ..............       556,684
    19,800   National Fuel Gas Co. ......       495,000
    14,100   Nicor, Inc. ................       478,977
    14,400   Penn Virginia Corp. ........       519,984
    44,600   Range Resources Corp. ......       651,160
    17,000   St. Mary Land & Exploration
               Co. ......................       606,050
    20,600   Tidewater, Inc. ............       613,880
    14,800   UGI Corp. ..................       475,080
    10,000   Western Gas Resources,
               Inc. .....................       324,800
    11,000   World Fuel Services
               Corp. ....................       495,880
                                           ------------
                                              6,757,260
                                           ------------
Paper/Forest Products (1.8%):
    32,300   Rock -- Tenn Co., Class A...       547,485
    16,700   Universal Forest Products,
               Inc. .....................       538,575
                                           ------------
                                              1,086,060
                                           ------------
Pharmaceuticals (0.4%):
     5,100   West Pharmaceutical
               Services, Inc. ...........       215,730
                                           ------------
Real Estate Investment Trusts (7.3%):
     9,000   CBL & Associates Properties,
               Inc. .....................       495,000
    28,100   Equity One, Inc. ...........       508,048
    16,100   First Industrial Realty
               Trust, Inc. ..............       593,768
    15,400   Healthcare Realty Trust,
               Inc. .....................       577,192
60,300....   HRPT Properties Trust.......       603,603

See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Real Estate Investment Trusts, continued
    33,900   Nationwide Health
               Properties, Inc. .........  $    640,710
    18,100   New Plan Excel Realty
               Trust.....................       422,816
    17,100   Shurgard Storage Centers,
               Inc., Class A.............       639,540
                                           ------------
                                              4,480,677
                                           ------------
Retail/Wholesale (10.8%):
    18,700   Arctic Cat, Inc. ...........       514,811
    22,400   Bob Evans Farms, Inc. ......       613,312
    12,400   Brown Shoe Company, Inc. ...       507,532
    32,400   Burlington Coat Factory
               Warehouse Corp. ..........       625,320
    35,200   Casey's General Stores,
               Inc. .....................       644,160
    19,400   Cato Corp., Class A.........       435,530
    25,700   Fresh Del Monte Produce,
               Inc. .....................       649,439
    19,700   Landry's Restaurants,
               Inc. .....................       588,833
    14,200   McGrath Rentcorp............       524,690
    27,000   Ruddick Corp. ..............       606,150
    14,200   Russ Berrie & Company,
               Inc. .....................       275,906
    16,700   Weis Markets, Inc. .........       585,335
                                           ------------
                                              6,571,018
                                           ------------
Services (1.5%):
    13,500   Banta Corp. ................       599,535
    15,100   Ennis Business Forms,
               Inc. .....................       294,450
                                           ------------
                                                893,985
                                           ------------
Tobacco (1.0%):
    11,600   Universal Corp. ............       590,904
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Transportation (4.6%):
    17,100   Alexander & Baldwin,
               Inc. .....................  $    571,995
    17,100   Arkansas Best Corp. ........       562,932
    15,700   Frontline, Ltd. ............       541,807
    14,400   Teekay Shipping Corp. ......       538,272
    16,700   USF Corp. ..................       586,671
                                           ------------
                                              2,801,677
                                           ------------
Travel/Entertainment (0.9%):
    34,100   Intrawest Corp. ............       543,895
                                           ------------
Utilities (4.8%):
    26,800   Cleco Corp. ................       481,864
    15,800   Northwest Natural Gas
               Co. ......................       481,900
    11,300   Peoples Energy Corp. .......       476,295
    24,150   PNM Resources, Inc. ........       501,596
    19,500   Vectren Corp. ..............       489,255
    17,000   WGL Holdings, Inc. .........       488,240
                                           ------------
                                              2,919,150
                                           ------------
  Total Common Stocks                        55,122,666
                                           ------------
DEPOSIT ACCOUNT (11.6%):
7,067,039..  TNT Offshore Deposit Account     7,067,039
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (19.0%):
11,598,937.. Northern Trust Institutional
               Liquid Asset Portfolio        11,598,937
                                           ------------
  Total Investments
    (Cost $68,478,256) (a)--121.1%           73,788,642
  Liabilities in excess of other
    assets--(21.1)%                         (12,854,333)
                                           ------------
  Net Assets--100.0%                       $ 60,934,309
                                           ============

------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

    Unrealized appreciation...................  $5,966,498
    Unrealized depreciation...................    (656,112)
                                                ----------
    Net unrealized appreciation...............  $5,310,386
                                                ==========

See accompanying notes to financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                               USAZ PIMCO NFJ
                                                                 SMALL CAP
                                                                 VALUE FUND
                                                               --------------
ASSETS
Investments, at cost........................................    $68,478,256
                                                                ===========
Investments, at fair value*.................................    $73,788,642
Dividends receivable........................................         87,491
Receivable for investments sold.............................         90,190
Prepaid expenses............................................          2,120
                                                                -----------
  Total Assets..............................................     73,968,443
                                                                -----------
LIABILITIES
Payable for investments purchased...........................      1,356,084
Payable for cash collateral received on loaned securities...     11,598,937
Manager fees payable........................................         40,301
Distribution fees payable...................................         11,190
Other accrued liabilities...................................         27,622
                                                                -----------
  Total Liabilities.........................................     13,034,134
                                                                -----------
NET ASSETS..................................................    $60,934,309
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $54,412,078
  Undistributed net investment income.......................        471,004
  Net realized gains on investments.........................        740,841
  Net unrealized appreciation of investments................      5,310,386
                                                                -----------
NET ASSETS..................................................    $60,934,309
                                                                ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................      4,372,858
Net Asset Value (offering and redemption price per share)...    $     13.93
                                                                ===========

------------
*  Includes securities on loan of $11,723,079.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                               USAZ PIMCO NFJ
                                                                 SMALL CAP
                                                                 VALUE FUND
                                                               --------------
INVESTMENT INCOME:
Dividends...................................................     $  733,642
Income from securities lending..............................          3,195
                                                                 ----------
     Total Investment Income................................        736,837
                                                                 ----------
EXPENSES:
Manager fees................................................        154,411
Administration fees.........................................         27,179
Distribution fees...........................................         51,470
Fund accounting fees........................................            654
Custodian fees..............................................         15,658
Legal fees..................................................          2,147
Recoupment of prior expenses reimbursed by the Manager......          7,078
Other expenses..............................................          7,236
                                                                 ----------
     Total Expenses.........................................        265,833
                                                                 ----------
NET INVESTMENT INCOME.......................................        471,004
                                                                 ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................        662,234
Change in unrealized appreciation/depreciation in
  investments...............................................      2,945,656
                                                                 ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............      3,607,890
                                                                 ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........     $4,078,894
                                                                 ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ PIMCO NFJ
                                                                   SMALL CAP VALUE FUND
                                                              ------------------------------
                                                              PERIOD ENDED    MAY 1, 2003 TO
                                                              JUNE 30, 2004    DECEMBER 31,
                                                               (UNAUDITED)       2003(a)
                                                              -------------   --------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................   $   471,004     $   110,211
  Net realized gain on investments..........................       662,234         165,019
  Change in unrealized appreciation/depreciation on
     investments............................................     2,945,656       2,364,730
                                                               -----------     -----------
  Net change in net assets from operations:.................     4,078,894       2,639,960
                                                               -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................            --        (113,335)
  From net realized gains on investments....................            --         (86,412)
                                                               -----------     -----------
  Net change in net assets resulting from dividends to
     shareholders...........................................            --        (199,747)
                                                               -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    32,867,731      23,126,631
  Proceeds from dividends reinvested........................       183,254          16,493
  Cost of shares redeemed...................................    (1,689,513)        (89,394)
                                                               -----------     -----------
  Change in net assets from capital transactions............    31,361,472      23,053,730
                                                               -----------     -----------
  Net change in net assets..................................    35,440,366      25,493,943
NET ASSETS:
  Beginning of period.......................................    25,493,943              --
                                                               -----------     -----------
  End of period.............................................   $60,934,309     $25,493,943
                                                               ===========     ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................   $   471,004     $        --
                                                               ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................     2,485,579       2,012,586
  Dividends reinvested......................................        14,418           1,526
  Shares redeemed...........................................      (133,153)         (8,098)
                                                               -----------     -----------
  Net change in shares......................................     2,366,844       2,006,014
                                                               ===========     ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ PIMCO NFJ Small Cap Value Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PIMCO NFJ Small Cap Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                      VALUE OF     VALUE OF LOANED      JANUARY THROUGH
                                                     COLLATERAL      SECURITIES          JUNE 30, 2004
                                                     -----------   ---------------   ---------------------
   USAZ PIMCO NFJ Small Cap Value Fund.............  $11,953,039     $11,723,079          $4,670,227

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PIMCO Advisors Retail Holdings, LLC and NFJ Investment Group L.P. ("NFJ") and the Trust, NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PIMCO NFJ Small Cap Value Fund.........................     0.75%          1.35%*

  * The USAZ PIMCO NFJ Small Cap Value Fund changed its expense limit from 1.25% to 1.35% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES
                                                                 12/31/2006
                                                                 ----------
   USAZ PIMCO NFJ Small Cap Value Fund.........................   $18,285
                                                                  -------

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,700 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ PIMCO NFJ Small Cap Value Fund.........................  $32,416,205   $4,135,208

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    PERIOD ENDED    MAY 1, 2003 TO
                                                      JUNE 30,       DECEMBER 31,
                                                      2004***          2003(a)
                                                    ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 12.71          $ 10.00
                                                      -------          -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................       0.11             0.08
  Net Realized and Unrealized Gains on
     Investments..................................       1.11             2.75
                                                      -------          -------
  Total from Investment Activities................       1.22             2.83
                                                      -------          -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --            (0.08)
  Net Realized Gains..............................         --            (0.04)
                                                      -------          -------
  Total Dividends.................................         --            (0.12)
                                                      -------          -------
NET ASSET VALUE, END OF PERIOD....................    $ 13.93          $ 12.71
                                                      =======          =======
TOTAL RETURN*(b)..................................       9.60%           28.38%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $60,934          $25,494
Net Investment Income Net of
  Waivers/Reimbursements (c)......................       2.29%            1.54%
Expenses Before Waivers/Reimbursements**(c).......       1.29%            1.60%
Expenses Net of Waivers/Reimbursements (c)........       1.29%            1.25%
Portfolio Turnover Rate...........................      10.72%           13.67%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (91.1%):
Consumer Discretionary (13.6%):
    41,970   Capital Radio plc............  $   335,930
     9,881   Fortune Brands, Inc. ........      745,324
    53,002   New York Times Co., Class
               A..........................    2,369,720
   144,737   Reed Elsevier NV.............    2,036,721
   343,266   SMG plc......................      732,150
    86,850   Torstar Corp., Class B.......    1,756,663
   125,296   WPP Group plc................    1,276,385
                                            -----------
                                              9,252,893
                                            -----------
Consumer Staples (56.5%):
   338,845   Allied Domecq plc............    2,900,129
    30,807   Altadis SA...................      954,178
    55,357   Altria Group, Inc. ..........    2,770,618
   337,477   British American Tobacco
               plc........................    5,245,814
    16,983   Brown-Forman Corp., Class
               B..........................      819,769
   487,944   Cadbury Schweppes plc........    4,222,847
     1,478   Davide Campari-Milano SpA....       73,154
   213,175   Diageo plc...................    2,883,194
    34,120   Groupe Danone................    2,983,145
   101,928   Imperial Tobacco Group plc...    2,202,757
    26,215   Kimberly-Clark Corp. ........    1,727,044
    68,065   Koninklijke Numico N.V.*.....    2,191,989
    11,612   Nestle SA, Registered
               Shares.....................    3,104,216
   119,137   Reckitt Benckiser plc........    3,383,032
   271,852   Swedish Match AB.............    2,786,407
                                            -----------
                                             38,248,293
                                            -----------

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Health Care (15.2%):
    18,636   Aventis SA...................  $ 1,410,070
    73,161   Bristol-Myers Squibb Co. ....    1,792,445
   116,001   GlaxoSmithKline plc..........    2,354,954
    51,658   Merck & Company, Inc. .......    2,453,755
    51,719   Novartis AG, Registered
               Shares.....................    2,287,078
                                            -----------
                                             10,298,302
                                            -----------
Industrials (5.8%):
    51,412   Kone Oyj, B Shares...........    3,114,528
    39,134   Zardoya Otis SA..............      825,556
                                            -----------
                                              3,940,084
                                            -----------
  Total Common Stocks                        61,739,572
                                            -----------
DEPOSIT ACCOUNT (8.0%):
 5,458,210   NTRS London Deposit
               Account....................    5,458,210
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (2.7%):
 1,870,451   Northern Trust Institutional
               Liquid Asset Portfolio.....    1,870,451
                                            -----------
  Total Investments
    (Cost $64,660,084) (a)--101.8%           69,068,233
  Liabilities in excess of other
assets--(1.8)%                              (1,251,386)
                                            -----------
  Net Assets--100.0%                        $67,816,847
                                            ===========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $4,745,028
      Unrealized depreciation...................    (336,879)
                                                  ----------
      Net unrealized appreciation...............  $4,408,149
                                                  ==========

    FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                                                                                                    UNREALIZED
                                                                    DELIVERY   CONTRACT AMOUNT    APPRECIATION/
                                                                      DATE     (LOCAL CURRENCY)   (DEPRECIATION)
                                                                    --------   ----------------   --------------
      Receive U.S. Dollars in exchange for 5,760,000 British
        Pounds....................................................  08/04/04     $10,521,562         $43,546
      Receive U.S. Dollars in exchange for 3,278 Euro.............  07/01/04           3,984             (13)

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

    The following represents the concentrations by country as of June 30, 2004 based upon the total fair value.

      COUNTRY                                      PERCENTAGE
      -------                                      ----------
      United Kingdom............................      38.0%
      United States.............................      27.0%
      Switzerland...............................       8.0%
      France....................................       6.6%
      Netherlands...............................       6.3%
      Finland...................................       4.6%
      Sweden....................................       4.2%
      Spain.....................................       2.6%
      Canada....................................       2.6%
      Italy.....................................       0.1%
                                                     ------
                                                     100.0%
                                                     ======

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                               USAZ VAN KAMPEN
                                                               GLOBAL FRANCHISE
                                                                     FUND
                                                               ----------------
ASSETS
Investments, at cost........................................     $64,660,084
                                                                 ===========
Investments, at fair value*.................................     $69,068,233
Foreign currency, at fair value(a)..........................         474,146
Interest and dividends receivable...........................         156,005
Receivable for investments sold.............................      10,488,609
Receivable for forward currency contracts...................          43,546
Reclaim receivable..........................................          13,852
Prepaid expenses............................................           2,429
                                                                 -----------
  Total Assets..............................................      80,246,820
                                                                 -----------
LIABILITIES
Payable for investments purchased...........................      10,482,013
Payable for cash collateral received on loaned securities...       1,870,451
Payable for forward foreign currency contracts..............              13
Manager fees payable........................................          47,476
Distribution fees payable...................................          12,886
Other accrued liabilities...................................          17,134
                                                                 -----------
  Total Liabilities.........................................      12,429,973
                                                                 -----------
NET ASSETS..................................................     $67,816,847
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital...................................................     $63,209,236
  Undistributed net investment income.......................         359,995
  Net realized losses on investments and foreign currency...        (204,972)
  Net unrealized appreciation of investments and foreign
     currency...............................................       4,452,588
                                                                 -----------
NET ASSETS..................................................     $67,816,847
                                                                 ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................       5,213,595
Net Asset Value (offering and redemption price per share)...     $     13.01
                                                                 ===========

------------
*  Includes securities on loan of $1,890,470.

(a) Foreign currency at cost was $474,057.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                               USAZ VAN KAMPEN
                                                               GLOBAL FRANCHISE
                                                                     FUND
                                                               ----------------
INVESTMENT INCOME:
Interest....................................................      $    1,267
Dividends...................................................         761,256
Income from securities lending..............................           1,920
Foreign withholding tax.....................................         (74,915)
                                                                  ----------
     Total Investment Income................................         689,528
                                                                  ----------
EXPENSES:
Manager fees................................................         193,487
Administration fees.........................................          20,761
Distribution fees...........................................          50,918
Fund accounting fees........................................             923
Custodian fees..............................................          24,616
Legal fees..................................................           2,032
Other expenses..............................................           7,550
                                                                  ----------
     Total expenses before waivers..........................         300,287
     Less expenses waived by the Manager....................         (16,092)
                                                                  ----------
     Net Expenses...........................................         284,195
                                                                  ----------
NET INVESTMENT INCOME.......................................         405,333
                                                                  ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments and foreign currency.....        (204,972)
Change in unrealized appreciation/depreciation in
  investments and foreign currency..........................       1,802,385
                                                                  ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       1,597,413
                                                                  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........      $2,002,746
                                                                  ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     USAZ VAN KAMPEN
                                                                  GLOBAL FRANCHISE FUND
                                                              -----------------------------
                                                              PERIOD ENDED   MAY 1, 2003 TO
                                                                JUNE 30,      DECEMBER 31,
                                                                  2004          2003(a)
                                                              ------------   --------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $   405,333     $    35,508
  Net realized loss on investments and foreign currency.....     (204,972)        (70,532)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................    1,802,385       2,650,203
                                                              -----------     -----------
  Net change in net assets from operations:.................    2,002,746       2,615,179
                                                              -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................           --          (7,258)
  From net realized gains on investments....................           --          (5,889)
                                                              -----------     -----------
  Net change in net assets resulting from dividends to
     shareholders...........................................           --         (13,147)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   45,403,861      21,430,703
  Proceeds from dividends reinvested........................        5,889           7,258
  Cost of shares redeemed...................................   (3,577,869)        (57,773)
                                                              -----------     -----------
  Change in net assets from capital transactions............   41,831,881      21,380,188
                                                              -----------     -----------
  Net change in net assets..................................   43,834,627      23,982,220
NET ASSETS:
  Beginning of period.......................................   23,982,220              --
                                                              -----------     -----------
  End of period.............................................  $67,816,847     $23,982,220
                                                              ===========     ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $   359,995     $   (45,338)
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    3,557,400       1,943,170
  Dividends reinvested......................................          476             688
  Shares redeemed...........................................     (283,224)         (4,915)
                                                              -----------     -----------
  Net change in shares......................................    3,274,652       1,938,943
                                                              ===========     ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Van Kampen Global Franchise Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Global Franchise Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                      AVERAGE VALUE ON LOAN
                                                                                         FOR THE PERIOD
                                                      VALUE OF        VALUE OF           JANUARY THROUGH
                                                     COLLATERAL   LOANED SECURITIES       JUNE 30, 2004
                                                     ----------   -----------------   ---------------------
   USAZ Van Kampen Global Franchise Fund...........  $1,927,553      $1,890,470             $555,686

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Global Franchise Fund.......................     0.95           1.45%*

  * The USAZ Van Kampen Global Franchise Fund changed its expense limit from 1.35% to 1.45% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2006   12/31/2007
                                                                 ----------   ----------
   USAZ Van Kampen Global Franchise Fund.......................   $ 22,419     $ 16,092

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,681 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ Van Kampen Global Franchise Fund.......................  $38,768,636   $1,559,699

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    PERIOD ENDED    MAY 1, 2003 TO
                                                      JUNE 30,       DECEMBER 31,
                                                     2004 ****         2003(A)
                                                    ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $ 12.37          $ 10.00
                                                      -------          -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................       0.09             0.02
  Net Realized and Unrealized Gains on
     Investments..................................       0.55             2.36
                                                      -------          -------
  Total from Investment Activities................       0.64             2.38
                                                      -------          -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --            (0.01)
  Net Realized Gains..............................         --               --*
                                                      -------          -------
  Total Dividends.................................         --            (0.01)
                                                      -------          -------
NET ASSET VALUE, END OF PERIOD....................    $ 13.01          $ 12.37
                                                      =======          =======
TOTAL RETURN**(b).................................       5.17%           23.90%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $67,817          $23,982
Net Investment Income Net of Waivers/
  Reimbursements(c)...............................       2.00%            0.57%
Expenses Before Waivers/ Reimbursements***(c).....       1.48%            1.70%
Expenses Net of Waivers/ Reimbursements(c)........       1.40%            1.35%
Portfolio Turnover Rate...........................       4.06%            3.31%

------------

*     Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***   During the period, certain fees were contractually reduced.
      If such fee reductions had not occurred, the ratios would have been as indicated.
****  Unaudited.
(a)   Period from commencement of operations.
(b)   Not annualized for periods less than one year.
(c)   Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (96.6%):
Consumer Discretionary (28.1%):
    26,120   Activision, Inc.*...........  $    415,308
    19,595   Aeropostale, Inc.*..........       527,301
    10,880   Alliance Data Systems
               Corp.*....................       459,680
    13,065   AnnTaylor Stores Corp.*.....       378,624
     6,600   Apollo Group, Inc., Class
               A*........................       582,714
    13,060   Brunswick Corp. ............       532,848
    10,880   CVS Corp. ..................       457,178
    26,120   Cendant Corp. ..............       639,417
     8,710   Chico's FAS, Inc.*..........       393,344
     8,710   ChoicePoint, Inc.*..........       397,699
    34,830   Circuit City Stores, Inc.,
               Circuit City Group........       451,049
    17,410   Claire's Stores, Inc. ......       377,797
    17,410   Coach, Inc.*................       786,757
     6,530   Corporate Executive Board
               Co. ......................       377,369
    13,060   Dick's Sporting Goods,
               Inc.*.....................       435,551
    10,880   eBay, Inc.*.................     1,000,415
     8,710   Estee Lauder Companies,
               Inc., Class A.............       424,874
     6,530   Fastenal Co. ...............       371,100
     8,710   Finish Line, Class A*.......       262,781
     8,710   Getty Images, Inc.*.........       522,600
     6,530   Harman International
               Industries, Inc. .........       594,230
    13,060   International Game
               Technology                       504,116
    13,060   J.B. Hunt Transport
               Services, Inc. ...........       503,854
    13,060   J.C. Penney Company,
               Inc. .....................       493,146
     8,710   Lamar Advertising Co.*......       377,579
     4,580   Mandalay Resort Group.......       314,371
     8,710   Manpower, Inc. .............       442,207
     8,710   Marriott International,
               Inc., Class A.............       434,455
     6,530   Meredith Corp. .............       358,889
     8,710   MGM Mirage*.................       408,847
    10,880   Nordstrom, Inc. ............       463,597
    22,820   Office Depot, Inc.*.........       408,706
    15,240   Pacific Sunwear of
               California, Inc.*.........       298,247
    13,640   Priceline.com, Inc.*........       367,325
    13,060   Robert Half International,
               Inc. .....................       388,796
    17,410   Sabre Holdings Corp. .......       482,431
    17,410   Starbucks Corp.*............       756,987
    13,060   Starwood Hotels & Resorts
               Worldwide, Inc. ..........       585,741
     8,710   Station Casinos, Inc. ......       421,564
    17,410   TJX Companies, Inc. ........       420,277
     4,350   University of Phoenix
               Online*...................       381,017
    21,770   Xm Satellite Radio Holdings,
               Inc., Class A*............       594,103
                                           ------------
                                             19,794,891
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Consumer Staples (3.4%):
    26,120   Archer-Daniels-Midland
               Co. ......................  $    438,294
     6,530   Avery-Dennison Corp. .......       417,985
    13,060   Coca-Cola Enterprises,
               Inc. .....................       378,609
     4,350   Fortune Brands, Inc. .......       328,121
    11,310   Smithfield Foods, Inc.*.....       332,514
    21,770   Tyson Foods, Inc., Class
               A.........................       456,082
                                           ------------
                                              2,351,605
                                           ------------
Energy (4.8%):
    10,880   Consol Energy, Inc. ........       391,680
     8,710   Noble Energy, Inc. .........       444,210
    13,550   Smith International,
               Inc.*.....................       755,547
    21,770   Transocean, Inc.*...........       630,024
    13,060   Ultra Petroleum Corp.*......       487,530
     8,710   Valero Energy Corp. ........       642,450
                                           ------------
                                              3,351,441
                                           ------------
Financials (6.4%):
     8,710   A.G. Edwards, Inc. .........       296,401
     8,710   Bank of Hawaii Corp. .......       393,866
     6,530   Bear Stearns Companies,
               Inc. .....................       550,544
    13,060   CIT Group, Inc. ............       500,067
     6,880   Commerce Bancorp, Inc. .....       378,469
    21,770   Fremont General Corp. ......       384,241
    13,060   Friedman, Billings, Ramsey
               Group, Inc., Class A......       258,457
     8,710   Investors Financial Services
               Corp. ....................       379,582
     6,530   Legg Mason, Inc. ...........       594,295
     8,710   Lincoln National Corp. .....       411,548
     8,710   W.R. Berkley................       374,095
                                           ------------
                                              4,521,565
                                           ------------
Health Care (20.2%):
     3,900   Advanced Medical Optics*....       166,023
     6,530   Allergan, Inc. .............       584,566
     6,530   Anthem, Inc.*...............       584,826
     6,530   Bausch & Lomb, Inc. ........       424,907
     8,710   Biogen Idec, Inc.*..........       550,908
     8,710   C. R. Bard, Inc. ...........       493,422
    17,419   Caremark Rx, Inc.*..........       573,782
     6,530   Celgene Corp.*..............       373,908
    10,880   Charles River Laboratories
               International, Inc.*......       531,706
     4,200   Cooper Companies, Inc. .....       265,314
     8,705   Coventry Health Care,
               Inc.*.....................       425,675
     8,710   Dade Behring Holdings,
               Inc.*.....................       413,899
    19,590   DaVita, Inc.*...............       603,959
    21,770   Elan Corp. plc, ADR*........       538,590
    13,060   Eon Labs, Inc.*.............       534,546
    19,590   eResearch Technology,
               Inc.*.....................       548,520
     6,530   Gilead Sciences, Inc.*......       437,510
     4,350   IDEXX Laboratories, Inc.*...       273,789
    10,880   ImClone Systems, Inc.*......       933,394
     1,830   Invitrogen Corp.*...........       131,742

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Health Care, continued
    17,410   MGI Pharma, Inc.*...........  $    470,244
     6,530   Millipore Corp.*............       368,096
     6,530   Patterson Dental Co.*.......       499,480
     8,710   Sepracor, Inc.*.............       460,759
     6,530   St. Jude Medical, Inc.*.....       493,995
     8,710   Stryker Corp. ..............       479,050
    10,880   Teva Pharmaceutical
               Industries, Ltd., ADR.....       732,114
     6,530   Varian Medical Systems,
               Inc.*.....................       518,156
     8,710   Zimmer Holdings, Inc.*......       768,221
                                           ------------
                                             14,181,101
                                           ------------
Industrials (6.7%):
     8,710   Armor Holdings, Inc.*.......       296,140
     4,200   Brinks Co. .................       143,850
     8,710   Eaton Corp. ................       563,885
     8,710   Energizer Holdings, Inc.*...       391,950
     6,530   Fisher Scientific
               International, Inc.*......       377,108
    17,410   Lam Research Corp.*.........       466,588
     8,710   Molex, Inc. ................       279,417
     6,530   Parker Hannifin Corp. ......       388,274
     3,200   Pentair, Inc. ..............       107,648
    13,060   Rockwell Automation,
               Inc. .....................       489,881
     8,710   Standard-Pacific Corp. .....       429,403
    13,060   Tektronix, Inc. ............       444,301
    13,060   Timken Co. .................       345,959
                                           ------------
                                              4,724,404
                                           ------------
Information Technology (22.2%):
    13,060   ADTRAN, Inc. ...............       435,812
    30,470   Akamai Technologies*........       546,937
    17,410   Apple Computer, Inc.*.......       566,521
    13,060   Arrow Electronics, Inc.*....       350,269
     8,710   Ask Jeeves, Inc.*...........       339,951
    21,770   Autodesk, Inc. .............       931,974
    21,770   Avaya, Inc.*................       343,748
    21,770   Broadcom Corp., Class A*....     1,018,182
     6,530   CDW Corp. ..................       416,353
    17,410   CSG Systems International,
               Inc.*.....................       360,387
     2,010   Cerner Corp.*...............        89,606
    21,770   Check Point Software
               Technologies, Ltd.*.......       587,572
    10,880   CheckFree Corp.*............       326,400
    10,880   Cognos, Inc.*...............       393,421
    18,150   Commscope, Inc.*............       389,318
    43,540   Compuware Corp.*............       287,364
    26,120   Comverse Technology,
               Inc.*.....................       520,833
    12,900   Cree, Inc.*.................       300,312
    26,120   Cypress Semiconductor
               Corp.*....................       370,643

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Information Technology, continued
    13,060   DST Systems, Inc.*..........  $    628,055
     6,530   Engineered Support Systems,
               Inc. .....................       382,070
    21,770   Fairchild Semiconductor
               International, Inc.*......       356,375
     6,530   Global Payments, Inc. ......       293,981
    21,770   Juniper Networks, Inc.*.....       534,889
    26,120   Micron Technology, Inc.*....       399,897
    26,120   National Semiconductor
               Corp.*....................       574,379
     8,710   NCR Corp.*..................       431,929
    18,120   NVIDIA Corp.*...............       371,460
    21,770   RSA Security, Inc.*.........       445,632
    13,060   Red Hat, Inc.*..............       299,988
     8,710   Research in Motion, Ltd.*...       596,112
    43,540   Skyworks Solutions, Inc.*...       380,104
    17,410   Symantec Corp.*.............       762,210
    43,540   Tellabs, Inc.*..............       380,540
    43,540   Vitesse Semiconductor*......       212,475
                                           ------------
                                             15,625,699
                                           ------------
Materials (3.4%):
     8,710   Cabot Corp. ................       354,497
     8,800   Eastman Chemical Co. .......       406,824
    13,060   Louisiana-Pacific Corp. ....       308,869
    26,120   IMC Global, Inc. ...........       350,008
     6,530   Nucor Corp. ................       501,243
     6,530   Temple-Inland, Inc. ........       452,203
                                           ------------
                                              2,373,644
                                           ------------
Utilities (1.4%):
     8,710   NTL, Inc.*..................       501,870
    17,410   Western Wireless Corp.,
               Class A*..................       503,323
                                           ------------
                                              1,005,193
                                           ------------
  Total Common Stocks                        67,929,543
                                           ------------
DEPOSIT ACCOUNT (0.0%):
       552   TNT Offshore Deposit
               Account...................           552
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (3.6%):
Federal Home Loan Bank (3.6%):
$2,535,000   1.27%, 7/1/04 (b)...........  $  2,535,000
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (23.2%):
16,339,142   Northern Trust Institutional
               Liquid Asset Portfolio....    16,339,142
                                           ------------
  Total Investments
    (Cost $78,521,039) (a)--123.4%           86,804,237
  Liabilities in excess of other
    assets--(23.4)%                         (16,468,501)
                                           ------------
  Net Assets--100.0%                       $ 70,335,736
                                           ============

------------

*    Non-income producing security.

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

   Unrealized appreciation...................  $ 9,341,610
   Unrealized depreciation...................   (1,058,412)
                                               -----------
   Net unrealized appreciation...............  $ 8,283,198
                                               ===========

(b)   The rate presented represents the effective yield at June 30, 2004.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                USAZ VAN KAMPEN
                                                               AGGRESSIVE GROWTH
                                                                     FUND
                                                               -----------------
ASSETS
Investments, at cost........................................      $78,521,039
                                                                  ===========
Investments, at fair value*.................................      $86,804,237
Interest and dividends receivable...........................           20,094
Receivable for investments sold.............................        2,198,798
Prepaid expenses............................................            2,611
                                                                  -----------
  Total Assets..............................................       89,025,740
                                                                  -----------
LIABILITIES
Payable for investments purchased...........................        2,272,599
Payable for cash collateral received on loaned securities...       16,339,142
Manager fees payable........................................           49,267
Distribution fees payable...................................           14,152
Other accrued liabilities...................................           14,844
                                                                  -----------
  Total Liabilities.........................................       18,690,004
                                                                  -----------
NET ASSETS..................................................      $70,335,736
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital...................................................      $59,497,905
  Accumulated net investment loss...........................         (206,020)
  Net realized gains on investments.........................        2,760,653
  Net unrealized appreciation of investments................        8,283,198
                                                                  -----------
NET ASSETS..................................................      $70,335,736
                                                                  ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................        8,607,823
Net Asset Value (offering and redemption price per share)...      $      8.17
                                                                  ===========

------------
* Includes securities on loan of $16,514,018.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                 USAZ VAN KAMPEN
                                                                AGGRESSIVE GROWTH
                                                                      FUND
                                                                -----------------
INVESTMENT INCOME:
Interest....................................................        $   20,923
Dividends...................................................           152,810
Income from securities lending..............................             5,705
                                                                    ----------
     Total Investment Income................................           179,438
                                                                    ----------
EXPENSES:
Manager fees................................................           273,580
Administration fees.........................................            33,272
Distribution fees...........................................            75,994
Fund accounting fees........................................               541
Custodian fees..............................................            13,042
Legal fees..................................................             3,784
Other expenses..............................................            11,673
                                                                    ----------
     Total expenses before waivers..........................           411,886
     Less expenses waived by the Manager....................           (26,428)
                                                                    ----------
     Net Expenses...........................................           385,458
                                                                    ----------
NET INVESTMENT LOSS.........................................          (206,020)
                                                                    ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................         4,188,339
Change in unrealized appreciation/depreciation on
  investments...............................................           786,194
                                                                    ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............         4,974,533
                                                                    ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........        $4,768,513
                                                                    ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                 AGGRESSIVE GROWTH FUND
                                                              ----------------------------
                                                              PERIOD ENDED     YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2004            2003
                                                              ------------    ------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $  (206,020)    $  (214,028)
  Net realized gain on investments..........................    4,188,339       1,170,982
  Change in unrealized appreciation/depreciation on
     investments............................................      786,194       7,565,937
                                                              -----------     -----------
  Net change in net assets from operations:.................    4,768,513       8,522,891
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   24,705,513       2,891,687
  Cost of shares redeemed...................................   (7,828,933)     (1,048,680)
                                                              -----------     -----------
  Change in net assets from capital transactions............   16,876,580      27,903,007
                                                              -----------     -----------
  Net change in net assets:.................................   21,645,093      36,425,898
NET ASSETS:
  Beginning of period.......................................   48,690,643      12,264,745
                                                              -----------     -----------
  End of period.............................................  $70,335,736     $48,690,643
                                                              ===========     ===========
ACCUMULATED NET INVESTMENT LOSS.............................  $  (206,020)    $        --
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    3,153,350       4,375,825
  Shares redeemed...........................................   (1,001,359)       (157,468)
                                                              -----------     -----------
  Net change in shares......................................    2,151,991       4,218,357
                                                              ===========     ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Van Kampen Aggressive Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Aggressive Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                      VALUE OF          FOR THE PERIOD
                                                      VALUE OF         LOANED           JANUARY THROUGH
                                                     COLLATERAL      SECURITIES          JUNE 30, 2004
                                                     -----------   ---------------   ---------------------
   USAZ Van Kampen Aggressive Growth Fund..........  $16,837,958     $16,514,018          $10,640,660

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Aggressive Growth Fund......................     0.90%*         1.30%**

  * The Manager fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the period based on actual net assets.

  ** The USAZ Van Kampen Aggressive Growth Fund changed its expense limit from
     1.25% to 1.30% on May 1, 2004.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                             ----------   ----------   ----------   ----------
                                                                           $119,405     $70,584      $26,428
   USAZ Van Kampen Aggressive Growth Fund..................   $69,239

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $2,980 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Aggressive Growth Fund......................  $71,577,431   $53,940,700

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                   EXPIRES
                                                                  12/31/2010
                                                                  ----------
   USAZ Van Kampen Aggressive Growth Fund......................   $1,349,018

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                      YEAR ENDED
                                                    PERIOD ENDED     DECEMBER 31,      MAY 1, 2001 TO
                                                      JUNE 30,     -----------------    DECEMBER 31,
                                                      2004***       2003      2002        2001(a)
                                                    ------------   -------   -------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  7.54      $  5.48   $  8.10      $ 10.00
                                                      -------      -------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................      (0.02)       (0.03)    (0.02)       (0.02)
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................       0.65         2.09     (2.60)       (1.88)
                                                      -------      -------   -------      -------
  Total from Investment Activities................       0.63         2.06     (2.62)       (1.90)
                                                      -------      -------   -------      -------
NET ASSET VALUE, END OF PERIOD....................    $  8.17      $  7.54   $  5.48      $  8.10
                                                      =======      =======   =======      =======
TOTAL RETURN*(b)..................................       8.36%       37.59%   (32.35)%     (19.00)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $70,336      $48,691   $12,265      $ 2,999
Net Investment Loss Net of Waivers/Reimbursements
  (c).............................................      (0.68)%      (0.80)%   (0.76)%      (0.72)%
Expenses Before Waivers/Reimbursements**(c).......       1.36%        1.51%     3.12%        7.59%
Expenses Net of Waivers/Reimbursements (c)........       1.27%        1.25%     1.25%        1.25%
Portfolio Turnover Rate...........................      96.16%      184.79%   260.54%      188.58%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
 COMMON STOCKS (93.3%):
Consumer Discretionary (27.0%):
     600    Cabelas, Inc., Class A*......  $     16,170
  14,550    Chico's FAS, Inc.*...........       657,078
  14,210    Coach, Inc.*.................       642,150
  24,100    Dollar Tree Stores, Inc.*....       661,063
   5,900    Four Seasons Hotels, Inc. ...       355,239
   9,975    Gentex Corp. ................       395,808
   8,050    Getty Images, Inc.*..........       483,000
  14,670    GTECH Holdings Corp. ........       679,368
   6,850    Harman International
              Industries, Inc. ..........       623,350
  26,725    International Game
              Technology.................     1,031,585
29,900..    Lamar Advertising Co.*.......     1,296,165
  11,300    Krispy Kreme Doughnuts,
              Inc.*......................       215,717
  16,571    NTL, Inc.*...................       954,821
     675    NVR, Inc.*...................       326,835
   9,975    Outback Steakhouse, Inc. ....       412,566
  13,290    P.F. Chang's China Bistro,
              Inc.*......................       546,884
  21,455    PETsMART, Inc. ..............       696,215
  38,625    Radio One, Inc., Class D*....       618,386
  47,835    Royal Caribbean Cruises,
              Ltd. ......................     2,076,516
  14,450    Sonic Corp.*.................       328,738
  41,225    Station Casinos, Inc. .......     1,995,289
  35,300    Univision Communications,
              Inc., Class A*.............     1,127,129
     300    Washington Post Co., Class B        279,003
  41,390    Wynn Resorts, Ltd.*..........     1,598,896
  13,125    Xm Satellite Radio Holdings,
              Inc., Class A*                    358,181
                                           ------------
                                             18,376,152
                                           ------------
Consumer Staples (0.5%):
   3,825    Whole Foods Market, Inc. ....       365,096
                                           ------------
Energy (6.7%):
  12,200    BJ Services Co.*.............       559,248
   7,100    Evergreen Resources, Inc.*...       286,840
  12,200    Patina Oil & Gas Corp. ......       364,414
10,885..    Smith International, Inc.*...       606,948
  12,600    Suncor Energy, Inc. .........       322,686
  65,475    Ultra Petroleum Corp.*.......     2,444,181
                                           ------------
                                              4,584,317
                                           ------------
Financials (6.6%):
  60,725    Ameritrade Holding Corp.*....       689,229
  26,250    Brascan Corp., Class A.......       741,300
   3,100    Chicago Mercantile Exchange         447,547
  10,700    Conseco, Inc.*...............       212,930
   7,910    Doral Financial Corp. .......       272,895
   5,140    Legg Mason, Inc. ............       467,791
  17,475    Plum Creek Timber Company,
              Inc. ......................       569,336


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Financials, continued
  12,750    UCBH Holdings, Inc. .........  $    503,880
   1,175    White Mountains Insurance
              Group, Ltd. ...............       599,250
                                           ------------
                                              4,504,158
                                           ------------
Health Care (21.6%):
   3,385    Allergan, Inc. ..............       303,025
   8,500    Amylin Pharmaceuticals,
              Inc.*......................       193,800
  20,300    Apogent Technologies,
              Inc.*......................       649,600
  10,125    Biogen Idec, Inc.*...........       640,406
  11,950    C. R. Bard, Inc. ............       676,968
  14,200    Caremark Rx, Inc.*...........       467,748
   7,240    Celgene Corp.*...............       414,562
  19,760    Charles River Laboratories
              International, Inc.*.......       965,671
   9,300    Community Health Systems,
              Inc.*......................       248,961
  19,500    Dade Behring Holdings,
              Inc.*......................       926,640
   8,700    DaVita, Inc.*................       268,221
  15,000    Elan Corp. plc, ADR*.........       371,100
  10,200    Fisher Scientific
              International, Inc.*.......       589,050
  10,400    Gilead Sciences, Inc.*.......       696,800
  10,000    Hospira, Inc.*...............       276,000
   6,725    IDEXX Laboratories, Inc.*....       423,272
   7,100    ImClone Systems, Inc.*.......       609,109
  15,900    INAMED Corp.*................       999,314
   8,075    Lincare Holdings, Inc.*......       265,345
  12,625    Kinetic Concepts, Inc.*......       629,988
   7,700    Omnicare, Inc. ..............       329,637
   9,675    Patterson Dental Co.*........       740,041
   8,125    Shire Pharmaceuticals Group
              plc, ADR*..................       217,263
  18,175    Stericycle, Inc.*............       940,375
   7,100    Varian Medical Systems,
              Inc.*......................       563,385
  14,600    VCA Antech, Inc.*............       654,372
   7,305    Zimmer Holdings, Inc.*.......       644,301
                                           ------------
                                             14,704,954
                                           ------------
Industrials (5.2%):
   2,225    Apollo Group, Inc., Class
              A*.........................       196,445
  13,325    C.H. Robinson Worldwide,
              Inc. ......................       610,818
  12,700    ChoicePoint, Inc.*...........       579,882
   5,475    Corporate Executive Board
              Co. .......................       316,400
  14,325    DeVry, Inc.*.................       392,792
   9,725    Graco, Inc. .................       301,961
  12,375    Iron Mountain, Inc.*.........       597,218
   7,300    ITT Educational Services,
              Inc.*......................       277,546
   7,900    Laureate Education, Inc.*....       302,096
                                           ------------
                                              3,575,158
                                           ------------
Information Technology (16.9%):
  20,250    Adobe Systems, Inc. .........       941,624
  14,800    Advanced Micro Devices,
              Inc.*......................       235,320
  23,875    Altera Corp*.................       530,503

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Information Technology, continued
  13,400    Ask Jeeves, Inc.*............  $    523,002
  12,300    Avaya, Inc.*.................       194,217
   3,990    CDW Corp. ...................       254,402
   8,800    Cognizant Technology
              Solutions Corp.*...........       223,608
  40,105    Corning, Inc.*...............       523,771
  11,500    Electronic Arts, Inc.*.......       627,325
  13,525    Global Payments, Inc. .......       608,896
  13,700    Juniper Networks, Inc.*......       336,609
   9,925    KLA-Tencor Corp.*............       490,097
   6,900    Lexmark International,
              Inc.*......................       666,057
  15,100    Linear Technology Corp. .....       595,997
  23,800    Marvell Technology Group,
              Ltd.*......................       635,460
  10,675    Mercury Interactive Corp.*...       531,935
  10,900    National Semiconductor
              Corp.*.....................       239,691
  25,375    Network Appliance, Inc.*.....       546,324
  39,600    Red Hat, Inc.*...............       909,612
  12,810    SunGard Data Systems,
              Inc.*......................       333,060
  17,260    Symantec Corp.*..............       755,643
  16,240    Synopsys, Inc.*..............       461,703
  11,700    0VERITAS Software Corp.*.....       324,090
                                           ------------
                                             11,488,946
                                           ------------

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Materials (4.6%):
     9,775   Ecolab, Inc. ...............  $    309,868
    19,200   Freeport-McMoRan Copper &
               Gold, Inc., Class B.......       636,480
     3,700   Phelps Dodge Corp. .........       286,787
    32,675   Placer Dome, Inc. ..........       543,712
    18,400   Rinker Group, Ltd., ADR.....     1,029,663
     6,020   Sealed Air Corp.*...........       320,685
                                           ------------
                                              3,127,195
                                           ------------
Telecommunication Services (2.7%):
    87,450   Crown Castle International
               Corp.*....................     1,289,888
    13,625   IDT Corp., Class B*.........       251,245
     8,000   NII Holdings. Inc.*.........       269,520
                                           ------------
                                              1,810,653
                                           ------------
Utilities (1.2%):
     7,225   Questar Corp. ..............       279,174
    17,400   Western Gas Resources,
               Inc. .....................       565,152
                                           ------------
                                                844,326
                                           ------------
  Total Common Stocks                        63,380,955
                                           ------------
DEPOSIT ACCOUNT (0.0%):
       734   TNT Offshore Deposit
               Account...................           734
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (7.9%):
Federal Home Loan Bank (7.9%):
$5,415,000   1.27%, 7/1/04(b)............     5,415,000
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (27.1%):
18,463,744   Northern Trust Institutional
               Liquid Asset Portfolio....    18,463,744
                                           ------------
  Total Investments     (Cost
$79,153,509) (a)--128.0%                     87,260,433
  Liabilities in excess of other
    assets--(28.0)%                         (19,078,840)
                                           ------------
  Net Assets--100.0%                       $ 68,181,593
                                           ============

------------

*  Non-income producing security.

ADR--American Depository Receipt

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $8,962,341
      Unrealized depreciation...................    (855,417)
                                                  ----------
      Net unrealized appreciation...............  $8,106,924
                                                  ==========

(b)  The rate presented represents the effective yield at June 30, 2004.

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                               USAZ VAN KAMPEN
                                                                 GROWTH FUND
                                                               ---------------
ASSETS
Investments, at cost........................................     $79,153,509
                                                                 ===========
Investments, at fair value*.................................     $87,260,433
Interest and dividends receivable...........................          17,166
Receivable for investments sold.............................         215,355
Prepaid expenses............................................           2,459
                                                                 -----------
  Total Assets..............................................      87,495,413
                                                                 -----------
LIABILITIES
Payable for investments purchased...........................         771,261
Payable for cash collateral received on loaned securities...      18,463,744
Manager fees payable........................................          47,568
Distribution fees payable...................................          13,514
Other accrued liabilities...................................          17,733
                                                                 -----------
  Total Liabilities.........................................      19,313,820
                                                                 -----------
NET ASSETS..................................................     $68,181,593
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital...................................................     $57,472,035
  Accumulated net investment loss...........................        (235,988)
  Net realized gains on investments.........................       2,838,622
  Net unrealized appreciation of investments................       8,106,924
                                                                 -----------
NET ASSETS..................................................     $68,181,593
                                                                 ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................       6,736,332
Net Asset Value (offering and redemption price per share)...     $     10.12
                                                                 ===========

------------
*  Includes securities on loan of $18,661,359.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                               USAZ VAN KAMPEN
                                                                 GROWTH FUND
                                                               ---------------
INVESTMENT INCOME:
Interest....................................................     $   10,868
Dividends...................................................        129,634
Income from securities lending..............................          6,997
                                                                 ----------
     Total Investment Income................................        147,499
                                                                 ----------
EXPENSES:
Manager fees................................................        263,730
Administration fees.........................................         35,664
Distribution fees...........................................         77,568
Fund accounting fees........................................          1,052
Custodian fees..............................................         17,695
Legal fees..................................................          3,600
Other expenses..............................................         10,954
                                                                 ----------
     Total expenses before waivers..........................        410,263
     Less expenses waived by the Manager....................        (26,776)
                                                                 ----------
     Net Expenses...........................................        383,487
                                                                 ----------
NET INVESTMENT LOSS.........................................       (235,988)
                                                                 ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................        845,124
Change in unrealized appreciation/depreciation in
  investments...............................................      3,688,151
                                                                 ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............      4,533,275
                                                                 ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........     $4,297,287
                                                                 ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                      GROWTH FUND
                                                              ---------------------------
                                                              PERIOD ENDED    YEAR ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2004           2003
                                                              ------------   ------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $   (235,988)  $  (254,506)
  Net realized gain on investments..........................       845,124     5,599,533
  Change in unrealized appreciation/depreciation on
     investments............................................     3,688,151     3,931,048
                                                              ------------   -----------
  Net change in net assets from operations:.................     4,297,287     9,276,075
                                                              ------------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    22,165,038    29,798,802
  Cost of shares redeemed...................................   (10,704,588)   (5,704,185)
                                                              ------------   -----------
  Change in net assets from capital transactions............    11,460,450    24,094,617
                                                              ------------   -----------
  Net change in net assets..................................    15,757,737    33,370,692
NET ASSETS:
  Beginning of period.......................................    52,423,856    19,053,164
                                                              ------------   -----------
  End of period.............................................  $ 68,181,593   $52,423,856
                                                              ============   ===========
ACCUMULATED NET INVESTMENT LOSS.............................  $   (235,988)  $        --
                                                              ============   ===========
SHARE TRANSACTIONS:
  Shares issued.............................................     2,238,139     3,719,871
  Shares redeemed...........................................    (1,111,394)     (728,507)
                                                              ------------   -----------
  Net change in shares......................................     1,126,745     2,991,364
                                                              ============   ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Van Kampen Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                      VALUE OF     VALUE OF LOANED   FOR THE PERIOD JANUARY
                                                     COLLATERAL      SECURITIES      THROUGH JUNE 30, 2004
                                                     -----------   ---------------   ----------------------
   USAZ Van Kampen Growth Fund.....................  $19,027,421     $18,661,359          $11,805,590

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3.  RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net average assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Growth Fund.................................     0.85%*         1.30%**

---------------

* The Manager fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the period based on actual net assets.

** The USAZ Van Kampen Growth Fund changed its expense limit from 1.20% to 1.30% on May 1, 2004.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                              EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                             12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                             ----------   ----------   ----------   ----------
   USAZ Van Kampen Growth Fund.............................   $ 87,562     $120,245     $97,578      $26,776

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,139 paid by the Fund for meeting and retainer fees.

4.  SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Growth Fund.................................  $56,761,720   $48,933,729

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pfd; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           YEAR ENDED
                                                    PERIOD ENDED          DECEMBER 31,           MAY 1, 2001 TO
                                                      JUNE 30,     ---------------------------    DECEMBER 31,
                                                      2004 ***         2003           2002          2001(a)
                                                    ------------   ------------   ------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  9.35        $  7.28        $  9.61         $ 10.00
                                                      -------        -------        -------         -------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................      (0.04)         (0.05)         (0.02)          (0.03)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       0.81           2.12          (2.31)          (0.36)
                                                      -------        -------        -------         -------
  Total from Investment Activities................       0.77           2.07          (2.33)          (0.39)
                                                      -------        -------        -------         -------
NET ASSET VALUE, END OF PERIOD....................    $ 10.12        $  9.35        $  7.28         $  9.61
                                                      =======        =======        =======         =======
TOTAL RETURN*(b)..................................       8.24%         28.43%        (24.25)%         (3.90)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $68,182        $52,424        $19,053         $ 5,461
Net Investment Loss Net of Waivers/ Reimbursements
  (c).............................................      (0.76)%        (0.73)%        (0.50)%         (0.68)%
Expenses Before Waivers/Reimbursements**(c).......       1.32%          1.48%          2.31%           4.46%
Expenses Net of Waivers/Reimbursements (c)........       1.24%          1.20%          1.20%           1.20%
Portfolio Turnover Rate...........................      82.09%        229.34%        179.22%         103.16%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS (94.4%):
Consumer Discretionary (9.3%):
     43,090   Boise Cascade Corp. .......  $  1,621,908
    120,100   Clear Channel
                Communications, Inc. ....     4,437,695
     54,200   Darden Restaurants,
                Inc. ....................     1,113,810
     81,100   Eastman Kodak Co. .........     2,188,078
     37,050   Federated Department
                Stores, Inc. ............     1,819,155
     61,700   Jones Apparel Group,
                Inc. ....................     2,435,916
    318,200   Liberty Media Corp., Class
                A*.......................     2,860,618
     15,855   Liberty Media
                International, Inc.,
                Class A*.................       588,221
     73,300   Mattel, Inc. ..............     1,337,725
     23,100   May Department Stores
                Co. .....................       635,019
    106,560   McDonald's Corp. ..........     2,770,560
    148,460   Walt Disney Co. ...........     3,784,245
                                           ------------
                                             25,592,950
                                           ------------
Consumer Staples (7.0%):
     75,430   Altria Group, Inc. ........     3,775,272
     40,060   CVS Corp. .................     1,683,321
    100,720   Kimberly-Clark Corp. ......     6,635,433
     81,000   Kraft Foods, Inc., Class
                A........................     2,566,080
    122,490   Kroger Co.*................     2,229,318
     34,500   Unilever NV, NY Shares.....     2,363,595
                                           ------------
                                             19,253,019
                                           ------------
Energy (14.5%):
     37,960   BP plc, ADR................     2,033,517
     33,830   ConocoPhillips.............     2,580,891
    148,800   GlobalSantaFe Corp. .......     3,943,200
    382,730   Halliburton Co. ...........    11,581,409
     87,100   Petroleo Brasileiro S. A.,
                ADR......................     2,444,897
     26,300   Royal Dutch Petroleum Co.,
                NY Shares................     1,358,921
    135,670   Schlumberger, Ltd. ........     8,616,402
     38,400   Total Fina Elf SA, ADR.....     3,689,472
    128,100   Transocean, Inc.*..........     3,707,214
                                           ------------
                                             39,955,923
                                           ------------
Financials (17.7%):
     62,300   Allstate Corp. ............     2,900,065
     26,860   Ambac Financial Group,
                Inc. ....................     1,972,598
     34,400   Assurant, Inc. ............       907,472
     72,200   Bank of America Corp. .....     6,109,564
      3,465   Capital One Financial
                Corp. ...................       236,937
     55,090   Chubb Corp. ...............     3,756,036
     92,340   Citigroup, Inc. ...........     4,293,810
     16,900   Fannie Mae.................     1,205,984
    146,020   Freddie Mac................     9,243,067
     40,600   Genworth Financial, Inc.,
                Class A*.................       931,770
      1,800   Goldman Sachs Group,
                Inc. ....................       169,488


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Financials, continued
     26,980   J.P. Morgan Chase & Co. ...  $  1,046,015
     11,600   Lehman Brothers Holdings,
                Inc. ....................       872,900
     15,480   Merrill Lynch & Company,
                Inc. ....................       835,610
     42,300   MetLife, Inc. .............     1,516,455
        600   Nationwide Financial
                Services, Inc., Class
                A........................        22,566
     58,200   PNC Financial Services
                Group....................     3,089,256
      3,560   Principal Financial Group,
                Inc. ....................       123,817
      4,300   RenaissanceRe Holdings,
                Ltd. ....................       231,985
     22,139   St. Paul Travelers
                Companies, Inc. .........       897,515
      7,690   SunTrust Banks, Inc. ......       499,773
     47,250   Torchmark Corp. ...........     2,542,050
     89,790   Wells Fargo & Co. .........     5,138,682
                                           ------------
                                             48,543,415
                                           ------------
Health Care (12.2%):
     40,420   Aetna, Inc. ...............     3,435,700
     27,800   AmerisourceBergen Corp. ...     1,661,884
    340,200   Bristol-Myers Squibb
                Co. .....................     8,334,900
    204,400   GlaxoSmithKline plc, ADR...     8,474,424
     20,210   Merck & Company, Inc. .....       959,975
    112,462   Pfizer, Inc. ..............     3,855,197
     28,170   Roche Holding AG, ADR......     2,789,109
    130,660   Schering-Plough Corp. .....     2,414,597
     47,390   Wyeth......................     1,713,622
                                           ------------
                                             33,639,408
                                           ------------
Industrials (0.8%):
     30,820   Burlington Northern Santa
                Fe Corp. ................     1,080,858
     27,540   Cognex Corp. ..............     1,059,739
                                           ------------
                                              2,140,597
                                           ------------
Information Technology (4.4%):
     22,800   Affiliated Computer
                Services, Inc., Class
                A*.......................     1,207,031
     11,000   Andrew Corp.*..............       220,110
      9,330   Check Point Software
                Technologies, Ltd.*......       251,817
      7,726   Cisco Systems, Inc.*.......       183,106
      6,485   Comverse Technology,
                Inc.*....................       129,311
     60,370   Credence Systems Corp.*....       833,106
     69,875   Flextronics International,
                Ltd.*....................     1,114,506
     80,149   Hewlett-Packard Co. .......     1,691,143
      9,390   International Business
                Machines Corp. ..........       827,729
     13,120   Jabil Circuit, Inc.*.......       330,362
     34,640   JDS Uniphase Corp.*........       131,286
     26,310   KEMET Corp.*...............       321,508
      9,775   Lexmark International,
                Inc.*....................       943,581
     52,000   Microsoft Corp. ...........     1,485,119

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Information Technology, continued
     36,250   Nokia Corp., ADR...........  $    527,075
      6,390   Novellus Systems, Inc.*....       200,902
     31,990   SunGard Data Systems,
                Inc.*....................       831,740
     30,754   Telefonaktiebolaget LM
                Ericsson, ADR*...........       920,160
                                           ------------
                                             12,149,592
                                           ------------
Materials (11.9%):
    133,400   Alcoa, Inc. ...............     4,406,202
    150,160   Dow Chemical Co. ..........     6,111,512
     86,900   E. I. du Pont de Nemours
                and Co. .................     3,860,098
    186,800   Georgia-Pacific Corp. .....     6,907,864
    224,900   International Paper Co. ...    10,053,030
     31,200   Rohm and Haas Co. .........     1,297,296
                                           ------------
                                             32,636,002
                                           ------------
Telecommunication Services (10.4%):
      3,600   Amdocs, Ltd.*..............        84,348
    315,300   SBC Communications,
                Inc. ....................     7,646,025
    701,910   Sprint Corp. ..............    12,353,616
    232,300   Verizon Communications,
                Inc. ....................     8,406,937
                                           ------------
                                             28,490,926
                                           ------------
Utilities (6.2%):
     43,850   American Electric Power
                Company, Inc. ...........     1,403,200
     57,840   CenterPoint Energy,
                Inc. ....................       665,160

  SHARES
    OR
 PRINCIPAL                                     FAIR
  AMOUNT                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Utilities, continued
     33,390   Constellation Energy Group,
                Inc. ....................  $  1,265,481
     34,700   Dominion Resources,
                Inc. ....................     2,188,876
      7,720   Exelon Corp. ..............       256,999
     61,600   FirstEnergy Corp. .........     2,304,456
     42,240   Public Service Enterprise
                Group, Inc. .............     1,690,867
     30,890   Scottish Power plc, ADR....       911,564
    159,010   TXU Corp. .................     6,441,495
                                           ------------
                                             17,128,098
                                           ------------
  Total Common Stocks                       259,529,930
                                           ------------
DEPOSIT ACCOUNT (0.0%):
        965   TNT Offshore Deposit
                Account..................           965
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (8.3%):
Federal Home Loan Bank (8.3%):
$22,832,000   1.27%, 7/1/04 (b)..........    22,832,000
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (11.1%):
 30,381,652   Northern Trust
                Institutional Liquid
                Asset Portfolio..........    30,381,652
                                           ------------
  Total Investments
    (Cost $276,166,183) (a)--113.8%         312,744,547
  Liabilities in excess of other
assets--(13.8)%                            (37,878,554)
                                           ------------
  Net Assets--100.0%                       $274,865,993
                                           ============

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $38,468,038
      Unrealized depreciation...................   (1,889,674)
                                                  -----------
      Net unrealized appreciation...............  $36,578,364
                                                  ===========

(b)  The rate presented represents the effective yield at June 30, 2004.

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                               COMSTOCK FUND
                                                              ---------------
ASSETS
Investments, at cost........................................   $276,166,183
                                                               ============
Investments, at fair value*.................................   $312,744,547
Interest and dividends receivable...........................        475,656
Receivable for investments sold.............................        154,193
Prepaid expenses............................................         10,036
                                                               ------------
  Total Assets..............................................    313,384,432
                                                               ------------
LIABILITIES
Dividends payable...........................................      1,183,810
Payable for investments purchased...........................      6,686,445
Payable for cash collateral received on loaned securities...     30,381,652
Manager fees payable........................................        172,289
Distribution fees payable...................................         54,498
Other accrued liabilities...................................         39,745
                                                               ------------
  Total Liabilities.........................................     38,518,439
                                                               ------------
NET ASSETS..................................................   $274,865,993
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $239,234,663
  Undistributed net investment income.......................         92,244
  Net realized losses on investments........................     (1,039,278)
  Net unrealized appreciation of investments................     36,578,364
                                                               ------------
NET ASSETS..................................................   $274,865,993
                                                               ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................     27,377,656
Net Asset Value (offering and redemption price per share)...   $      10.04
                                                               ============

------------

* Includes securities on loan of $30,706,823.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                               COMSTOCK FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................    $    98,935
Dividends...................................................      2,608,446
Income from securities lending..............................          9,575
                                                                -----------
     Total Investment Income................................      2,716,956
                                                                -----------
EXPENSES:
Manager fees................................................        912,522
Administration fees.........................................        130,206
Distribution fees...........................................        300,188
Fund accounting fees........................................            539
Custodian fees..............................................         16,338
Legal fees..................................................         16,997
Recoupment of prior expenses reimbursed by the Manager......         14,004
Other expenses..............................................         50,108
                                                                -----------
     Total Expenses.........................................      1,440,902
                                                                -----------
NET INVESTMENT INCOME.......................................      1,276,054
                                                                -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................      2,156,044
Change in unrealized appreciation/depreciation on
  investments...............................................      6,760,108
                                                                -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............      8,916,152
                                                                -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........    $10,192,206
                                                                ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ VAN KAMPEN
                                                                       COMSTOCK FUND
                                                              --------------------------------
                                                                PERIOD ENDED       YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2004              2003
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................    $  1,276,054      $  1,364,070
  Net realized gain on investments..........................       2,156,044         3,183,901
  Change in unrealized appreciation/depreciation on
     investments............................................       6,760,108        33,077,720
                                                                ------------      ------------
  Net change in net assets from operations:.................      10,192,206        37,625,691
                                                                ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................      (1,183,810)       (1,364,070)
                                                                ------------      ------------
  Net change in net assets resulting from dividends to
     shareholders...........................................      (1,183,810)       (1,364,070)
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      70,160,128        91,979,852
  Proceeds from dividends reinvested........................         806,223           911,427
  Cost of shares redeemed...................................      (6,373,338)         (721,789)
                                                                ------------      ------------
  Change in net assets from capital transactions............      64,593,013        92,169,490
                                                                ------------      ------------
  Net change in net assets:.................................      73,601,409       128,431,111
NET ASSETS:
  Beginning of period.......................................     201,264,584        72,833,473
                                                                ------------      ------------
  End of period.............................................    $274,865,993      $201,264,584
                                                                ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................    $     92,244      $         --
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       7,054,382        11,087,612
  Dividends reinvested......................................          83,720           114,093
  Shares redeemed...........................................        (660,577)          (93,641)
                                                                ------------      ------------
  Net change in shares......................................       6,477,525        11,108,064
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Van Kampen Comstock Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Comstock Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                    AVERAGE VALUE ON LOAN
                                                                       VALUE OF        FOR THE PERIOD
                                                         VALUE OF       LOANED         JANUARY THROUGH
                                                        COLLATERAL    SECURITIES        JUNE 30, 2004
                                                        -----------   -----------   ---------------------
   USAZ Van Kampen Comstock Fund......................  $31,309,169   $30,706,823        $18,517,374

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Comstock Fund...............................     0.761%*        1.20%

  * The Manager fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the period based on actual net assets.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Comstock Fund...............................   $67,940      $120,670     $99,816

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $11,976 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Comstock Fund...............................  $90,211,952   $21,278,893

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ Van Kampen Comstock Fund...............................  $1,216,457

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                        YEAR ENDED
                                                    PERIOD ENDED       DECEMBER 31,       MAY 1, 2001 TO
                                                      JUNE 30,     --------------------    DECEMBER 31,
                                                      2004***        2003        2002        2001(a)
                                                    ------------   --------     -------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $   9.63     $   7.44     $  9.39      $ 10.00
                                                      --------     --------     -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................        0.04         0.08        0.03         0.03
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................        0.41         2.19       (1.92)       (0.59)
                                                      --------     --------     -------      -------
  Total from Investment Activities................        0.45         2.27       (1.89)       (0.56)
                                                      --------     --------     -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................       (0.04)       (0.08)      (0.03)       (0.03)
  Net Realized Gains..............................          --           --       (0.03)       (0.02)
                                                      --------     --------     -------      -------
  Total Dividends.................................       (0.04)       (0.08)      (0.06)       (0.05)
                                                      --------     --------     -------      -------
NET ASSET VALUE, END OF PERIOD....................    $  10.04     $   9.63     $  7.44      $  9.39
                                                      ========     ========     =======      =======
TOTAL RETURN*(b)..................................        4.71%       30.53%     (19.87)%      (5.63)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $274,866     $201,265     $72,833      $17,029
Net Investment Income Net of
  Waivers/Reimbursements (c)......................        1.09%        1.08%       1.14%        1.01%
Expenses Before Waivers/Reimbursements**..........        1.20%        1.28%       1.48%        3.01%
Expenses Net of Waivers/Reimbursements (c)........        1.20%        1.20%       1.20%        1.20%
Portfolio Turnover Rate...........................        9.66%       36.85%      49.06%       32.23%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (94.8%):
Consumer Discretionary (22.2%):
    82,340   Accenture, Ltd., Class A*...  $  2,262,702
    81,890   Clear Channel
               Communications, Inc. .....     3,025,836
    55,560   Hilton Hotels Corp. ........     1,036,750
   159,370   Honda Motor Company,
               Ltd. .....................     3,875,878
    89,380   Interpublic Group of
               Companies, Inc.*..........     1,227,187
    51,600   Kimberly-Clark Corp. .......     3,399,408
    37,340   Magna International, Inc.,
               Class A...................     3,180,248
    29,340   Marriott International,
               Inc., Class A.............     1,463,479
    52,800   McDonald's Corp. ...........     1,372,800
   134,510   Norfolk Southern Corp. .....     3,567,205
    40,730   Starwood Hotels & Resorts
               Worldwide, Inc. ..........     1,826,741
    50,860   Target Corp. ...............     2,160,024
   283,500   Time Warner, Inc.*..........     4,983,929
    28,160   Union Pacific Corp. ........     1,674,112
    11,760   Wal-Mart Stores, Inc. ......       620,458
   152,850   Walt Disney Co. ............     3,896,147
                                           ------------
                                             39,572,904
                                           ------------
Consumer Staples (4.8%):
    26,360   Altria Group, Inc. .........     1,319,318
    61,080   Cadbury Schweppes plc,
               ADR.......................     2,142,686
    42,990   Kraft Foods, Inc., Class
               A.........................     1,361,923
    19,680   Nestle SA, ADR..............     1,312,105
    43,700   PepsiCo, Inc. ..............     2,354,556
                                           ------------
                                              8,490,588
                                           ------------
Energy (12.4%):
    99,780   BP plc, ADR.................     5,345,214
    41,164   ConocoPhillips..............     3,140,402
    79,132   Exxon Mobil Corp. ..........     3,514,252
    67,830   Royal Dutch Petroleum Co.,
               NY Shares.................     3,504,776
    75,930   Schlumberger, Ltd. .........     4,822,314
    22,880   Valero Energy Corp. ........     1,687,629
                                           ------------
                                             22,014,587
                                           ------------
Financials (23.8%):
    40,720   Automatic Data Processing,
               Inc. .....................     1,705,354
    26,520   Bank of America Corp. ......     2,244,122
    50,370   Bank One Corp. .............     2,568,870
    54,820   Chubb Corp. ................     3,737,628
    28,830   CIGNA Corp. ................     1,983,792
    68,910   Citigroup, Inc. ............     3,204,315
    87,960   Equifax, Inc. ..............     2,177,010
    47,610   First Data Corp. ...........     2,119,597
    41,210   Freddie Mac.................     2,608,593
    41,980   Hartford Financial Services
               Group, Inc. ..............     2,885,705
    74,450   J.P. Morgan Chase & Co. ....     2,886,427
    36,640   Lehman Brothers Holdings,
               Inc. .....................     2,757,160

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Financials, continued
    57,170   Merrill Lynch & Company,
               Inc. .....................  $  3,086,037
    51,750   MetLife, Inc. ..............     1,855,238
    21,840   PNC Financial Services
               Group.....................     1,159,267
    42,730   Prudential Financial,
               Inc. .....................     1,985,663
    60,498   St. Paul Travelers
               Companies, Inc. ..........     2,452,589
    39,130   SunGard Data Systems,
               Inc.*.....................     1,017,380
                                           ------------
                                             42,434,747
                                           ------------
Health Care (9.6%):
    26,860   AstraZeneca plc, ADR........     1,225,890
    45,540   Bausch & Lomb, Inc. ........     2,963,288
   240,030   Bristol-Myers Squibb Co. ...     5,880,735
    30,700   Roche Holding AG, ADR.......     3,039,604
   150,120   Schering-Plough Corp. ......     2,774,218
    32,530   Wyeth.......................     1,176,285
                                           ------------
                                             17,060,020
                                           ------------
Industrials (3.8%):
    64,380   General Electric Co. .......     2,085,912
    17,720   Ingersoll Rand Co. .........     1,210,453
    34,510   Northrop Grumman Corp. .....     1,853,187
    27,330   Parker Hannifin Corp. ......     1,625,042
                                           ------------
                                              6,774,594
                                           ------------
Information Technology (4.9%):
    56,660   Computer Associates
               International, Inc. ......     1,589,880
    82,420   Hewlett-Packard Co. ........     1,739,062
    67,620   Intel Corp. ................     1,866,312
    15,220   International Business
               Machines Corp. ...........     1,341,643
    74,560   Microsoft Corp. ............     2,129,434
                                           ------------
                                              8,666,331
                                           ------------
Materials (5.3%):
   150,460   Bayer AG, ADR...............     4,393,432
    47,240   Dow Chemical Co. ...........     1,922,668
    33,340   Newmont Mining Corp. .......     1,292,258
    24,980   Temple-Inland, Inc. ........     1,729,865
                                           ------------
                                              9,338,223
                                           ------------
Telecommunication Services (4.0%):
    93,970   AT&T Wireless Services,
               Inc.*.....................     1,345,650
    41,910   SBC Communications, Inc. ...     1,016,318
   137,530   Sprint Corp. ...............     2,420,528
    63,840   Verizon Communications,
               Inc. .....................     2,310,370
                                           ------------
                                              7,092,866
                                           ------------
Utilities (4.0%):
    25,740   Consolidated Edison,
               Inc. .....................     1,023,422
    41,150   Edison International........     1,052,206
    31,400   Entergy Corp. ..............     1,758,714
    54,610   Exelon Corp. ...............     1,817,967
    39,720   FirstEnergy Corp. ..........     1,485,925
                                           ------------
                                              7,138,234
                                           ------------
  Total Common Stocks                       168,583,094
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                      VALUE
----------                                 ------------
DEPOSIT ACCOUNT (0.0%):
    10,390   TNT Offshore Deposit
               Account...................  $     10,390
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (5.1%):
Federal Home Loan Bank (5.1%):
$8,989,000   1.27%, 7/1/04 (b)...........     8,989,000
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (9.9%):
17,644,364   Northern Trust Institutional
               Liquid Asset Portfolio....    17,644,364
                                           ------------
  Total Investments
    (Cost $175,014,409) (a)--109.8%         195,226,848
  Liabilities in excess of other
    assets -- (9.8)%                        (17,492,125)
                                           ------------
  Net Assets--100.0%                       $177,734,723
                                           ============

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $21,285,866
      Unrealized depreciation...................   (1,073,427)
                                                  -----------
      Net unrealized appreciation...............  $20,212,439
                                                  ===========

(b)  The rate presented represents the effective yield at June 30, 2004.

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                 USAZ VAN KAMPEN
                                                                GROWTH AND INCOME
                                                                      FUND
                                                                -----------------
ASSETS
Investments, at cost........................................      $175,014,409
                                                                  ============
Investments, at fair value*.................................      $195,226,848
Interest and dividends receivable...........................           248,317
Receivable for investments sold.............................         1,013,219
Prepaid expenses............................................             6,493
                                                                  ------------
  Total Assets..............................................       196,494,877
                                                                  ------------
LIABILITIES
Dividends payable...........................................           411,682
Payable for investments purchased...........................           540,823
Payable for cash collateral received on loaned securities...        17,644,364
Manager fees payable........................................           111,853
Distribution fees payable...................................            35,381
Other accrued liabilities...................................            16,051
                                                                  ------------
  Total Liabilities.........................................        18,760,154
                                                                  ------------
NET ASSETS..................................................      $177,734,723
                                                                  ============
NET ASSETS CONSIST OF:
  Capital...................................................      $153,841,140
  Undistributed net investment income.......................            61,706
  Net realized gains on investments.........................         3,619,438
  Net unrealized appreciation of investments................        20,212,439
                                                                  ------------
NET ASSETS..................................................      $177,734,723
                                                                  ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................        16,650,019
Net Asset Value (offering and redemption price per share)...      $      10.67
                                                                  ============

------------

* Includes securities on loan of $17,833,209.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                                 USAZ VAN KAMPEN
                                                                GROWTH AND INCOME
                                                                      FUND
                                                                -----------------
INVESTMENT INCOME:
Interest....................................................       $    33,066
Dividends...................................................         1,587,035
Income from securities lending..............................             7,223
                                                                   -----------
     Total Investment Income................................         1,627,324
                                                                   -----------
EXPENSES:
Manager fees................................................           630,005
Administration fees.........................................            84,388
Distribution fees...........................................           205,857
Fund accounting fees........................................               385
Custodian fees..............................................            17,266
Legal fees..................................................            11,403
Other expenses..............................................            33,670
                                                                   -----------
     Total expenses before waivers..........................           982,974
     Less expenses waived by the Manager....................           (48,572)
                                                                   -----------
     Net Expenses...........................................           934,402
                                                                   -----------
NET INVESTMENT INCOME.......................................           692,922
                                                                   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments...........................         5,749,283
Change in unrealized appreciation/depreciation in
  investments...............................................        (1,665,151)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............         4,084,132
                                                                   -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........       $ 4,777,054
                                                                   ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                 GROWTH AND INCOME FUND
                                                              ----------------------------
                                                              PERIOD ENDED     YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                 2004)            2003
                                                              ------------    ------------
                                                              (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $    692,922    $    959,958
  Net realized gain on investments..........................     5,749,283       1,939,339
  Change in unrealized appreciation/depreciation on
     investments............................................    (1,665,151)     22,808,193
                                                              ------------    ------------
  Net change in net assets from operations:.................     4,777,054      25,707,490
                                                              ------------    ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................      (631,216)       (959,958)
                                                              ------------    ------------
  Net change in net assets resulting from dividends to
     shareholders...........................................      (631,216)       (959,958)
                                                              ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    39,835,582      73,894,899
  Proceeds from dividends reinvested........................       639,476         681,753
  Cost of shares redeemed...................................   (13,058,279)       (872,937)
                                                              ------------    ------------
  Change in net assets from capital transactions............    27,416,779      73,703,715
                                                              ------------    ------------
  Net change in net assets..................................    31,562,617      98,451,247
NET ASSETS:
  Beginning of period.......................................   146,172,106      47,720,859
                                                              ------------    ------------
  End of period.............................................  $177,734,723    $146,172,106
                                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $     61,706    $         --
                                                              ============    ============
SHARE TRANSACTIONS:
  Shares issued.............................................     3,765,232       8,300,251
  Dividends reinvested......................................        61,325          78,623
  Shares redeemed...........................................    (1,268,402)        (98,508)
                                                              ------------    ------------
  Net change in shares......................................     2,558,155       8,280,366
                                                              ============    ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Van Kampen Growth and Income Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Growth and Income Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid quarterly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                      AVERAGE VALUE ON LOAN
                                                                                         FOR THE PERIOD
                                                     VALUE OF         VALUE OF           JANUARY THROUGH
                                                    COLLATERAL    LOANED SECURITIES       JUNE 30, 2004
                                                    -----------   -----------------   ---------------------
   USAZ Van Kampen Growth and Income Fund.........  $18,183,026      $17,833,209           $11,496,551

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Growth and Income Fund......................     0.765%*        1.20%**

  * The Manager fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the period based on actual net assets.

  * The USAZ Van Kampen Growth and Income Fund changed its expense limit from 1.10% to 1.20% on May 1, 2004.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                           EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                          12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                          ----------   ----------   ----------   ----------
   USAZ Van Kampen Growth and Income Fund...............   $100,177     $140,090     $171,283     $48,572

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $8,484 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Growth and Income Fund......................  $72,103,769   $49,612,873

5. FEDERAL INCOME TAX INFORMATION.

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ Van Kampen Growth and Income Fund......................  $1,343,837

OTHER INFORMATION

PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                       YEAR ENDED
                                                    PERIOD ENDED      DECEMBER 31,      MAY 1, 2001 TO
                                                      JUNE 30,     ------------------    DECEMBER 31,
                                                      2004 ***       2003      2002        2001(a)
                                                    ------------   --------   -------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  10.37     $   8.21   $  9.70      $ 10.00
                                                      --------     --------   -------      -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................        0.04         0.08      0.07         0.06
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................        0.30         2.16     (1.49)       (0.30)
                                                      --------     --------   -------      -------
  Total from Investment Activities................        0.34         2.24     (1.42)       (0.24)
                                                      --------     --------   -------      -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................       (0.04)       (0.08)    (0.07)       (0.06)
                                                      --------     --------   -------      -------
  Total Dividends.................................       (0.04)       (0.08)    (0.07)       (0.06)
                                                      --------     --------   -------      -------
NET ASSET VALUE, END OF PERIOD....................    $  10.67     $  10.37   $  8.21      $  9.70
                                                      ========     ========   =======      =======
TOTAL RETURN*(b)..................................        3.27%       27.46%   (14.71)%      (2.71)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $177,735     $146,172   $47,721      $16,401
Net Investment Income Net of
  Waivers/Reimbursements (c)......................        0.84%        1.07%     0.94%        1.00%
Expenses Before Waivers/Reimbursements**(c).......        1.19%        1.29%     1.58%        2.71%
Expenses Net of Waivers/Reimbursements (c)........        1.14%        1.10%     1.10%        1.10%
Portfolio Turnover Rate...........................       31.35%       57.44%    60.56%       56.31%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (63.4%):
Consumer Discretionary (15.7%):
    7,970   Accenture, Ltd., Class A*.....  $   219,016
    7,370   Clear Channel Communications,
              Inc. .......................      272,322
    4,480   Hilton Hotels Corp. ..........       83,597
   15,420   Honda Motor Company, Ltd. ....      375,014
    8,100   Interpublic Group of
              Companies, Inc.*............      111,213
    4,990   Kimberly-Clark Corp. .........      328,740
    3,640   Magna International, Inc.,
              Class A.....................      310,019
    2,930   Marriott International, Inc.,
              Class A.....................      146,148
    5,110   McDonald's Corp. .............      132,860
   13,020   Norfolk Southern Corp. .......      345,290
    3,500   Starwood Hotels & Resorts
              Worldwide, Inc. ............      156,975
    4,840   Target Corp. .................      205,555
   27,440   Time Warner, Inc.*............      482,395
    1,930   Union Pacific Corp. ..........      114,739
    1,130   Wal-Mart Stores, Inc. ........       59,619
   14,790   Walt Disney Co. ..............      376,997
                                            -----------
                                              3,720,499
                                            -----------
Consumer Staples (3.5%):
    2,550   Altria Group, Inc. ...........      127,628
    5,910   Cadbury Schweppes plc, ADR....      207,323
    4,160   Kraft Foods, Inc., Class A....      131,789
    1,910   Nestle SA, ADR................      127,344
    4,230   PepsiCo, Inc. ................      227,912
                                            -----------
                                                821,996
                                            -----------
Energy (9.0%):
    9,660   BP plc, ADR...................      517,486
    3,980   ConocoPhillips................      303,634
    7,660   Exxon Mobil Corp. ............      340,181
    6,570   Royal Dutch Petroleum Co., NY
              Shares......................      339,472
    7,350   Schlumberger, Ltd. ...........      466,799
    2,190   Valero Energy Corp. ..........      161,534
                                            -----------
                                              2,129,106
                                            -----------
Financials (15.2%):
    3,940   Automatic Data Processing,
              Inc. .......................      165,007
    2,540   Bank of America Corp. ........      214,935
    4,870   Bank One Corp. ...............      248,370
    1,030   Chubb Corp. ..................       70,225
    2,500   CIGNA Corp. ..................      172,025
    6,670   Citigroup, Inc. ..............      310,154
    1,200   Equifax, Inc. ................       29,700
    4,610   First Data Corp. .............      205,237
    3,980   Freddie Mac...................      251,934
    4,060   Hartford Financial Services
              Group, Inc. ................      279,084
    7,200   J.P. Morgan Chase & Co. ......      279,144
    3,530   Lehman Brothers Holdings,
              Inc. .......................      265,633
    5,530   Merrill Lynch & Company,
              Inc. .......................      298,508

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Financials, continued
    5,010   MetLife, Inc. ................  $   179,609
    2,320   PNC Financial Services
              Group.......................      123,146
    4,140   Prudential Financial, Inc. ...      192,386
    5,850   St. Paul Travelers Companies,
              Inc. .......................      237,159
    3,790   SunGard Data Systems, Inc.*...       98,540
                                            -----------
                                              3,620,796
                                            -----------
Health Care (5.2%):
    2,390   AstraZeneca plc, ADR..........      109,080
      790   Bausch & Lomb, Inc. ..........       51,405
   21,600   Bristol-Myers Squibb Co. .....      529,200
    2,150   Roche Holding AG, ADR.........      212,871
   13,510   Schering-Plough Corp. ........      249,665
    2,150   Wyeth.........................       77,744
                                            -----------
                                              1,229,965
                                            -----------
Industrials (2.4%):
    6,420   General Electric Co. .........      208,008
      440   Ingersoll Rand Co. ...........       30,056
    3,340   Northrop Grumman Corp. .......      179,358
    2,730   Parker Hannifin Corp. ........      162,326
                                            -----------
                                                579,748
                                            -----------
Information Technology (3.9%):
    6,240   AT&T Wireless Services,
              Inc.*.......................       89,357
    5,480   Computer Associates
              International, Inc. ........      153,769
    7,970   Hewlett-Packard Co. ..........      168,167
    6,550   Intel Corp. ..................      180,780
    1,470   International Business
              Machines Corp. .............      129,581
    7,220   Microsoft Corp. ..............      206,203
                                            -----------
                                                927,857
                                            -----------
Materials (3.2%):
   14,560   Bayer AG, ADR.................      425,152
    4,570   Dow Chemical Co. .............      185,999
    3,120   Newmont Mining Corp. .........      120,931
      430   Temple-Inland, Inc. ..........       29,778
                                            -----------
                                                761,860
                                            -----------
Utilities (5.3%):
    2,470   Consolidated Edison, Inc. ....       98,207
    3,990   Edison International..........      102,024
    3,300   Entergy Corp. ................      184,833
    5,250   Exelon Corp. .................      174,773
    3,810   FirstEnergy Corp. ............      142,532
    4,010   SBC Communications, Inc. .....       97,243
   13,310   Sprint Corp. .................      234,256
    6,370   Verizon Communications,
              Inc. .......................      230,530
                                            -----------
                                              1,264,398
                                            -----------
  Total Common Stocks                        15,056,225
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY & INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                       VALUE
----------                                  -----------
U.S. GOVERNMENT SPONSORED ENTERPRISES (19.0%):
Federal Home Loan Bank (17.4%):
$4,137,000   1.27%, 7/1/04 (b)............  $ 4,137,000
                                            -----------
Federal National Mortgage Association (1.6%):
$  175,000   4.25%, 5/15/09...............      175,219
    75,000   7.00%, 6/1/32................       79,057
    25,000   6.50%, 7/1/32................       26,023
   100,000   6.50%, 8/1/32................      103,750
                                            -----------
                                                384,049
                                            -----------
  Total U.S. Government Sponsored
Enterprises                                   4,521,049
                                            -----------
U.S. TREASURY OBLIGATIONS (9.1%):
U.S. Treasury Bonds (2.2%):
$  470,000   6.13%, 8/15/29...............      517,000
                                            -----------
U.S. Treasury Notes (6.6%):
   820,000   3.50%, 11/15/06..............      830,602
    60,000   4.75%, 11/15/08..............       62,663
    90,000   6.50%, 2/15/10...............      101,412
   620,000   3.88%, 2/15/13...............      592,706
                                            -----------
                                              1,587,383
                                            -----------
U.S. Treasury Strips (0.3%):
    75,000   1.76%, 2/15/25 (b)...........       23,534
   125,000   1.77%, 2/15/25 (b)...........       39,067
                                            -----------
                                                 62,601
                                            -----------
  Total U.S. Treasury Obligations             2,166,984
                                            -----------

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                       VALUE
----------                                  -----------
CONVERTIBLE BONDS (5.9%):
Health Care (3.9%):
$  600,000   Amgen, Inc., 0.63%, 3/1/32
               (b)........................  $   441,000
   500,000   Medimmune, Inc., 1.00%,
               7/15/23....................      470,000
                                            -----------
                                                911,000
                                            -----------
Telecommunication Services (2.0%):
   500,000   Nortel Networks Corp., 4.25%,
               9/1/08.....................      478,750
                                            -----------
  Total Convertible Bonds                     1,389,750
                                            -----------
PREFERRED STOCK (3.7%):
Consumer Discretionary (1.8%):
    13,500   Centerpointe Energy, Inc. ...      437,306
                                            -----------
Information Technology (1.9%):
    10,000   Coltec Capital Trust.........      448,400
                                            -----------
  Total Convertible Preferred Stock             885,706
                                            -----------
DEPOSIT ACCOUNT (0.0%):
     1,097   TNT Offshore Deposit
               Account....................        1,097
                                            -----------
  Total Investments
    (Cost $23,636,039) (a)--101.1%           24,020,811
    Liabilities in excess of other
    assets--(1.1)%                             (260,573)
                                            -----------
  Net Assets--100.0%                        $23,760,238
                                            ===========

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $ 510,703
      Unrealized depreciation...................   (125,931)
                                                  ---------
      Net unrealized appreciation...............  $ 384,772
                                                  =========

(b) The rate presented represents the effective yield at June 30, 2004.

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                                USAZ VAN KAMPEN
                                                                  EQUITY AND
                                                                  INCOME FUND
                                                                ---------------
ASSETS
Investments, at cost........................................      $23,636,039
                                                                  ===========
Investments, at fair value..................................      $24,020,811
Interest and dividends receivable...........................           60,236
Receivable for investments sold.............................          344,795
Prepaid expenses............................................              797
                                                                  -----------
  Total Assets..............................................       24,426,639
                                                                  -----------
LIABILITIES
Payable for investments purchased...........................          645,476
Manager fees payable........................................           11,186
Distribution fees payable...................................            3,877
Other accrued liabilities...................................            5,862
                                                                  -----------
  Total Liabilities.........................................          666,401
                                                                  -----------
NET ASSETS..................................................      $23,760,238
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital...................................................      $23,358,629
  Undistributed net investment income.......................           29,020
  Net realized losses on investments........................          (12,183)
  Net unrealized appreciation of investments................          384,772
                                                                  -----------
NET ASSETS..................................................      $23,760,238
                                                                  ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................        2,352,621
Net Asset Value (offering and redemption price per share)...      $     10.10
                                                                  ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 3, 2004 TO JUNE 30, 2004(A) (UNAUDITED)

                                                                USAZ VAN KAMPEN
                                                                  EQUITY AND
                                                                  INCOME FUND
                                                                ---------------
INVESTMENT INCOME:
Interest....................................................       $ 18,473
Dividends...................................................         35,216
                                                                   --------
     Total Investment Income................................         53,689
                                                                   --------
EXPENSES:
Manager fees................................................         15,418
Administration fees.........................................          2,370
Distribution fees...........................................          5,139
Fund accounting fees........................................            148
Custodian fees..............................................          1,223
Legal fees..................................................            310
Other expenses..............................................          1,750
                                                                   --------
     Total expenses before waivers..........................         26,358
     Less expenses waived by the Manager....................         (1,689)
                                                                   --------
     Net Expenses...........................................         24,669
                                                                   --------
NET INVESTMENT INCOME.......................................         29,020
                                                                   --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments..........................        (12,183)
Change in unrealized appreciation/depreciation in
  investments...............................................        384,772
                                                                   --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        372,589
                                                                   --------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........       $401,609
                                                                   ========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                USAZ VAN KAMPEN
                                                                   EQUITY AND
                                                                  INCOME FUND
                                                                ----------------
                                                                 MAY 3, 2004 TO
                                                                JUNE 30, 2004(a)
                                                                ----------------
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................      $    29,020
  Net realized loss on investments..........................          (12,183)
  Change in unrealized appreciation/depreciation on
     investments............................................          384,772
                                                                  -----------
  Net change in net assets from operations:.................          401,609
                                                                  -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       23,358,645
  Cost of shares redeemed...................................              (16)
                                                                  -----------
  Change in net assets from capital transactions............       23,358,629
                                                                  -----------
  Net change in net assets..................................       23,760,238
NET ASSETS:
  Beginning of period.......................................               --
                                                                  -----------
  End of period.............................................      $23,760,238
                                                                  ===========
UNDISTRIBUTED NET INVESTMENT INCOME.........................      $    29,020
                                                                  ===========
SHARE TRANSACTIONS:
  Shares issued.............................................        2,352,622
  Shares redeemed...........................................               (2)
                                                                  -----------
  Net change in shares......................................        2,352,620
                                                                  ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). The USAZ Van Kampen Equity and Income Fund commenced operations on May 3, 2004. These Notes to the Financial Statements are for the USAZ Van Kampen Equity and Income Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Equity and Income Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund. For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Equity and Income Fund......................     0.75%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                   EXPIRES
                                                                  12/31/2007
                                                                  ----------
   USAZ Van Kampen Equity and Income Fund......................     $1,689

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $55 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ Van Kampen Equity and Income Fund......................  $20,647,301   $1,135,390

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              MAY 3, 2004 TO
                                                                 JUNE 30,
                                                                2004(a)***
                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.00
                                                                 -------
INVESTMENT ACTIVITIES:
  Net Investment Income.....................................        0.01
  Net Realized and Unrealized Gains on Investments..........        0.09
                                                                 -------
  Total from Investment Activities..........................        0.10
                                                                 -------
NET ASSET VALUE, END OF PERIOD..............................     $ 10.10
                                                                 =======
TOTAL RETURN*(b)............................................        1.00%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................     $23,760
Net Investment Income Net of Waivers/Reimbursements (c).....        1.43%
Expenses Before Waivers/Reimbursements**(c).................        1.30%
Expenses Net of Waivers/Reimbursements (c)..................        1.20%
Portfolio Turnover Rate.....................................        9.68%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (92.1%):
Consumer Discretionary (23.4%):
    18,900   AnnTaylor Stores Corp.*.....  $    547,722
    15,010   Apollo Group, Inc., Class
               A*........................     1,325,233
    28,300   Avon Products, Inc. ........     1,305,762
    14,050   Best Buy Company, Inc. .....       712,897
    14,400   Carnival Corp. .............       676,800
    28,350   Cendant Corp. ..............       694,008
    29,000   Coach, Inc.*................     1,310,510
    24,020   eBay, Inc.*.................     2,208,638
    26,950   Electronic Arts, Inc.*......     1,470,123
    11,550   Estee Lauder Companies,
               Inc., Class A.............       563,409
    12,700   FedEx Corp. ................     1,037,463
    33,000   Gillette Co. ...............     1,399,200
     6,750   Harley-Davidson, Inc. ......       418,095
     6,650   Harman International
               Industries, Inc. .........       605,150
    38,050   International Game
               Technology................     1,468,729
     5,900   J.B. Hunt Transport
               Services, Inc. ...........       227,622
    34,350   J.C. Penney Company,
               Inc. .....................     1,297,056
    12,550   Kimberly-Clark Corp. .......       826,794
    14,550   Lamar Advertising Co.*......       630,743
    14,200   Mandalay Resort Group              974,688
     3,000   McGraw-Hill Companies,
               Inc. .....................       229,710
    16,000   News Corporation, Ltd.,
               ADR.......................       566,720
    15,000   NIKE, Inc., Class B.........     1,136,250
    19,000   Nordstrom, Inc. ............       809,590
    19,400   PETsMART, Inc. .............       629,530
    39,250   Staples, Inc. ..............     1,150,418
    30,700   Starbucks Corp.*............     1,334,836
    20,850   Starwood Hotels & Resorts
               Worldwide, Inc. ..........       935,123
    20,050   Target Corp. ...............       851,524
    78,050   Time Warner, Inc.*..........     1,372,119
    23,200   TJX Companies, Inc. ........       560,048
    66,800   Yahoo!, Inc.*...............     2,426,843
    19,200   Xm Satellite Radio Holdings,
               Inc., Class A*............       523,968
                                           ------------
                                             32,227,321
                                           ------------
Consumer Staples (5.5%):
    23,850   Coca-Cola Co. ..............     1,203,948
    19,300   Coca-Cola Enterprises,
               Inc. .....................       559,507
    18,750   Kellogg Co. ................       784,688
    28,950   PepsiCo, Inc. ..............     1,559,826
    48,600   Procter & Gamble Co. .......     2,645,784
     1,750   Sysco Corp. ................        62,773
     7,600   Whole Foods Market, Inc. ...       725,420
                                           ------------
                                              7,541,946
                                           ------------


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Energy (5.5%):
    24,500   Burlington Resources,
               Inc. .....................  $    886,410
    58,650   Exxon Mobil Corp. ..........     2,604,647
    24,050   Occidental Petroleum
               Corp. ....................     1,164,261
    19,120   Smith International,
               Inc.*.....................     1,066,131
    19,450   Transocean, Inc.*...........       562,883
     9,800   Valero Energy Corp. ........       722,848
    20,312   XTO Energy, Inc. ...........       605,094
                                           ------------
                                              7,612,274
                                           ------------
Financials (5.8%):
    16,350   AFLAC, Inc. ................       667,244
    23,700   American Express Co. .......     1,217,706
    23,900   American International
               Group, Inc. ..............     1,703,591
    16,550   Bank of America Corp. ......     1,400,461
    10,024   Countrywide Financial
               Corp. ....................       704,186
    18,950   MBNA Corp. .................       488,721
    14,250   Merrill Lynch & Company,
               Inc. .....................       769,215
    14,200   MGIC Investment Corp. ......     1,077,212
                                           ------------
                                              8,028,336
                                           ------------
Health Care (20.6%):
     7,550   Alcon, Inc. ................       593,808
     8,600   Anthem, Inc.*...............       770,216
    13,950   Becton, Dickinson & Co. ....       722,610
    22,550   Biogen Idec, Inc.*..........     1,426,287
    28,650   Boston Scientific Corp.*....     1,226,220
    11,500   C. R. Bard, Inc. ...........       651,475
    39,500   Caremark Rx, Inc.*..........     1,301,130
     9,600   Celgene Corp.*..............       549,696
    47,200   Elan Corp. plc, ADR*........     1,167,728
    19,000   Eli Lilly & Co. ............     1,328,290
     9,700   Eon Labs, Inc.*.............       397,021
    19,200   Genentech, Inc.*............     1,079,040
    14,550   Gilead Sciences, Inc.*......       974,850
    16,250   ImClone Systems, Inc.*......     1,394,088
    37,850   Johnson & Johnson...........     2,108,244
    14,650   Novartis AG, ADR............       651,925
    85,250   Pfizer, Inc. ...............     2,922,369
    29,000   Protein Design Labs,
               Inc.*.....................       554,770
     8,000   Quest Diagnostics, Inc. ....       679,600
    12,350   Roche Holding AG, ADR.......     1,222,772
    16,850   Sepracor, Inc.*.............       891,365
    14,600   St. Jude Medical, Inc.*.....     1,104,490
    15,500   Stryker Corp. ..............       852,500
    10,500   Teva Pharmaceutical
               Industries, Ltd., ADR            706,545
    18,440   UnitedHealth Group, Inc. ...     1,147,890
     9,550   Varian Medical Systems,
               Inc.*.....................       757,793
    14,050   Zimmer Holdings, Inc.*......     1,239,210
                                           ------------
                                             28,421,932
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Industrials (7.3%):
    14,150   3M Co. .....................  $  1,273,642
    24,650   Boeing Co. .................     1,259,369
    21,400   Danaher Corp. ..............     1,109,590
     9,750   Deere & Co. ................       683,865
    14,900   Eaton Corp. ................       964,626
    11,000   Illinois Tool Works,
               Inc. .....................     1,054,790
    68,600   Tyco International, Ltd. ...     2,273,403
14,400....   Waters Corp.*...............       688,032
                                           ------------
                                             10,083,726
                                           ------------
Information Technology (23.5%):
    23,750   Adobe Systems, Inc. ........     1,104,375
    18,900   Analog Devices, Inc. .......       889,812
43,950....   Apple Computer, Inc.*.......     1,430,133
    31,450   Autodesk, Inc. .............     1,346,375
    28,550   Automatic Data Processing,
               Inc. .....................     1,195,674
32,000....   Avaya, Inc.*................       505,280
33,950....   Broadcom Corp., Class A*....     1,587,841
     8,400   CDW Corp. ..................       535,584
38,700....   Check Point Software
               Technologies, Ltd.*.......     1,044,513
85,800....   Cisco Systems, Inc.*........     2,033,459
100,600...   Corning, Inc.*..............     1,313,836
33,550....   Dell, Inc.*.................     1,201,761
43,550....   Flextronics International,
             Ltd.*.......................       694,623
     7,950   General Dynamics Corp. .....       789,435
    75,800   Intel Corp. ................     2,092,079
     9,650   L-3 Communications Holdings,
               Inc. .....................       644,620
13,550....   Lexmark International,
             Inc.*.......................     1,307,982
29,800....   Marvell Technology Group,
             Ltd.*.......................       795,660
    14,200   Maxim Integrated Products,
               Inc. .....................       744,364
    19,350   Microchip Technology,
               Inc. .....................       610,299

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Information Technology, continued
   116,800   Microsoft Corp. ............  $  3,335,807
    68,750   Motorola, Inc. .............     1,254,688
48,400....   National Semiconductor
             Corp.*......................     1,064,316
3,050.....   NCR Corp.*..................       151,250
    19,550   QUALCOMM, Inc. .............     1,426,759
19,650....   Red Hat, Inc.*..............       451,361
22,900....   Research in Motion, Ltd.*...     1,567,276
6,850.....   SAP AG, ADR.................       286,399
33,450....   Symantec Corp.*.............     1,464,441
3,900.....   Zebra Technologies Corp.,
               Class A*..................       339,300
                                           ------------
                                             32,432,893
                                           ------------
Materials (0.5%):
    17,400   Monsanto Co. ...............       669,900
                                           ------------
Telecommunication Services (0.0%):
9,000.....   Winstar Communications,
             Inc.*.......................            12
                                           ------------
  Total Common Stocks                       127,018,340
                                           ------------
DEPOSIT ACCOUNT (0.0%):
       993   TNT Offshore Deposit
               Account...................           993
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (7.8%):
Federal Home Loan Bank (7.8%):
$10,792,000  1.27%, 7/1/04 (b)...........  $ 10,792,000
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (10.4%):
14,277,246   Northern Trust Institutional
               Liquid Asset Portfolio....    14,277,246
                                           ------------
  Total Investments
    (Cost $136,626,534) (a)--110.3%         152,088,579
  Liabilities in excess of other
    assets--(10.3)%                         (14,230,066)
                                           ------------
  Net Assets--100.0%                       $137,858,513
                                           ============

------------

*   Non-income producing security

ADR -- American Depository Receipt

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $16,613,923
      Unrealized depreciation...................   (1,151,878)
                                                  -----------
      Net unrealized appreciation...............  $15,462,045
                                                  ===========

(b)  The rate presented represents the effective yield at June 30, 2004.

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
ASSETS
Investments, at cost........................................   $136,626,534
                                                               ============
Investments, at fair value*.................................   $152,088,579
Interest and dividends receivable...........................         49,442
Receivable for investments sold.............................        736,646
Prepaid expenses............................................          5,000
                                                               ------------
  Total Assets..............................................    152,879,667
                                                               ------------
LIABILITIES
Payable for investments purchased...........................        612,247
Payable for cash collateral received on loaned securities...     14,277,246
Manager fees payable........................................         85,282
Distribution fees payable...................................         27,322
Other accrued liabilities...................................         19,057
                                                               ------------
  Total Liabilities.........................................     15,021,154
                                                               ------------
NET ASSETS..................................................   $137,858,513
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................   $124,917,781
  Accumulated net investment loss...........................       (291,376)
  Net realized losses on investments........................     (2,229,937)
  Net unrealized appreciation of investments................     15,462,045
                                                               ------------
NET ASSETS..................................................   $137,858,513
                                                               ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................     17,052,073
Net Asset Value (offering and redemption price per share)...   $       8.08
                                                               ============

------------

* Includes securities on loan of $14,430,053.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

                                                              USAZ VAN KAMPEN
                                                              EMERGING GROWTH
                                                                   FUND
                                                              ---------------
INVESTMENT INCOME:
Interest....................................................    $    55,196
Dividends...................................................        357,182
Income from securities lending..............................          5,972
                                                                -----------
     Total Investment Income................................        418,350
                                                                -----------
EXPENSES:
Manager fees................................................        531,574
Administration fees.........................................         66,888
Distribution fees...........................................        156,345
Fund accounting fees........................................            809
Custodian fees..............................................         14,653
Legal fees..................................................          8,521
Other expenses..............................................         25,271
                                                                -----------
     Total expenses before waivers..........................        804,061
     Less expenses waived by the Manager....................        (94,335)
                                                                -----------
     Net Expenses...........................................        709,726
                                                                -----------
NET INVESTMENT LOSS.........................................       (291,376)
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments...........................      4,488,493
Change in unrealized appreciation/depreciation in
  investments...............................................     (1,612,705)
                                                                -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............      2,875,788
                                                                -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..........    $ 2,584,412
                                                                ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      USAZ VAN KAMPEN
                                                                    EMERGING GROWTH FUND
                                                              --------------------------------
                                                                PERIOD ENDED       YEAR ENDED
                                                                  JUNE 30,        DECEMBER 31,
                                                                    2004              2003
                                                              ----------------    ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................    $   (291,376)     $   (401,078)
  Net realized gain/(loss) on investments...................       4,488,493          (283,497)
  Change in unrealized appreciation/depreciation on
     investments............................................      (1,612,705)       17,258,032
                                                                ------------      ------------
  Net change in net assets from operations:.................       2,584,412        16,573,457
                                                                ------------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................      30,829,656        57,442,128
  Cost of shares redeemed...................................      (4,893,774)         (814,005)
                                                                ------------      ------------
  Change in net assets from capital transactions............      25,935,882        56,628,123
                                                                ------------      ------------
  Net change in net assets..................................      28,520,294        73,201,580
NET ASSETS:
  Beginning of period.......................................     109,338,219        36,136,639
                                                                ------------      ------------
  End of period.............................................    $137,858,513      $109,338,219
                                                                ============      ============
ACCUMULATED NET INVESTMENT LOSS.............................    $   (291,376)     $         --
                                                                ============      ============
SHARE TRANSACTIONS:
  Shares issued.............................................       3,849,062         8,162,318
  Shares redeemed...........................................        (631,979)         (122,436)
                                                                ------------      ------------
  Net change in shares......................................       3,217,083         8,039,882
                                                                ============      ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-four series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Growth and Income Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Growth Fund, the USAZ Van Kampen Equity and Income Fund, and the USAZ Dreyfus Premier Small Cap Value Fund (collectively, the "Funds" and individually, a "Fund"). These Notes to the Financial Statements are for the USAZ Van Kampen Emerging Growth Fund.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Emerging Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2004, the Fund had loans outstanding of:

                                                                                       AVERAGE VALUE ON LOAN
                                                        VALUE OF     VALUE OF LOANED   FOR THE PERIOD JANUARY
                                                       COLLATERAL      SECURITIES      THROUGH JUNE 30, 2004
                                                       -----------   ---------------   ----------------------
   USAZ Van Kampen Emerging Growth Fund..............  $14,713,114     $14,430,053          $11,596,118

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Chase Manhattan, Banco De Santander, Paribas and Royal Bank of Canada at June 30, 2004. Information on the investment of the cash collateral is shown in the Schedule of Portfolio Investments.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily average net assets of the Fund.

  For the period ended June 30, 2004, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Emerging Growth Fund........................     0.85%          1.20%*

  * The USAZ Van Kampen Emerging Growth Fund changed its expense limit from 1.10% to 1.20% on May 1, 2004.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2004 (UNAUDITED)

  to exceed the stated limit during the respective year. At June 30, 2004, the reimbursements that may potentially be made in subsequent years are as follows:

                                                           EXPIRES      EXPIRES      EXPIRES      EXPIRES
                                                          12/31/2004   12/31/2005   12/31/2006   12/31/2007
                                                          ----------   ----------   ----------   ----------
   USAZ Van Kampen Emerging Growth Fund.................   $76,394      $164,904     $194,901     $94,335

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee and is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $16,000 during the period ended June 30, 2004 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $6,439 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended June 30, 2004, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   USAZ Van Kampen Emerging Growth Fund........................  $134,829,642   $108,630,282

5. FEDERAL INCOME TAX INFORMATION

  As of the last tax year-end of December 31, 2003, the following net capital loss carryforwards, which are available to offset realized gains, were as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2009   12/31/2010   12/31/2011
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Emerging Growth Fund........................   $490,385    $4,290,750   $1,413,055

OTHER INFORMATION

  PROXY VOTING

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-624-1097; (ii) on the USAllianz Variable Insurance Products Trust's website at http://www.USAllianz.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions's website at http://www.sec.gov.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                       YEAR ENDED
                                                    PERIOD ENDED      DECEMBER 31,      MAY 1, 2001 TO
                                                      JUNE 30,     ------------------    DECEMBER 31,
                                                      2004***        2003      2002        2001(a)
                                                    ------------   --------   -------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $   7.90     $   6.24   $  9.22       $10.00
                                                      --------     --------   -------       ------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................       (0.02)       (0.03)    (0.01)       (0.01)
  Net Realized and Unrealized Gains/(Losses) on
    Investments...................................        0.20         1.69     (2.97)       (0.77)
                                                      --------     --------   -------       ------
  Total from Investment Activities................        0.18         1.66     (2.98)       (0.78)
                                                      --------     --------   -------       ------
NET ASSET VALUE, END OF PERIOD....................    $   8.08     $   7.90   $  6.24       $ 9.22
                                                      ========     ========   =======       ======
TOTAL RETURN*(b)..................................        2.28%       26.60%   (32.32)%      (7.80)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $137,859     $109,338   $36,137       $6,209
Net Investment Loss Net of Waivers/Reimbursements
  (c).............................................       (0.47)%      (0.58)%   (0.40)%      (0.21)%
Expenses Before Waivers/Reimbursements**(c).......        1.29%        1.38%     2.07%        3.81%
Expenses Net of Waivers/Reimbursements (c)........        1.14%        1.10%     1.10%        1.10%
Portfolio Turnover Rate...........................       95.74%      160.26%   188.69%      160.81%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

       (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

            NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
                    Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S FIRST FISCAL HALF-YEAR IN THE CASE OF A SEMI-ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      USAllianz Variable Insurance Products Trust
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Troy A. Sheets
                           ----------------------------------------------------
                               Troy A. Sheets, Treasurer

Date August 25, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Troy A. Sheets
                           ----------------------------------------------------
                               Troy A. Sheets, Treasurer

Date August 25, 2004

By (Signature and Title)*  /s/ Christopher H. Pinkerton,
                           ----------------------------------------------------
                               Christopher H. Pinkerton, President

Date August 25, 2004
     ---------------

* Print the name and title of each signing officer under his or her signature.